N-4	Apr. 12, 2024 USD ($) yr
Prospectus:
Document Type	N-4
Entity Registrant Name	NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III
Entity Central Index Key	0000934298
Entity Investment Company Type	N-4
Document Period End Date	Apr. 12, 2024
Amendment Flag	false
NYL Flexible Premium Variable Annuity III
Prospectus:
Fees and Expenses [Text Block]
FEES AND EXPENSES	LOCATION IN PROSPECTUS
Charges for Early Withdrawal
In most jurisdictions,* if you withdraw more than the Surrender Charge
Free Amount within the first nine Policy Years, you will be assessed a surrender charge. The maximum surrender charge is 7% of the amount withdrawn during the first three Policy Years, declining to 0% over that nine-year period. For example, if you make an early withdrawal within the first three Policy Years, you could pay a surrender charge of up to
$7,000 on a $100,000 investment. *Policies issued in New York are subject to a different surrender charge schedule. See APPENDIX 3 –
State Variations for details.
CHARGES AND DEDUCTIONS – Transaction Expenses –Surrender Charges
Transaction Charges
We reserve the right to assess a transaction charge if you transfer cash value between investment options more than 12 times a year, or if a premium payment is returned for insufficient funds. A loan processing fee may apply if you take a policy loan. Although we do not currently charge for such transactions, we reserve the right to charge up to $30 per transaction.
CHARGES AND DEDUCTIONS –Transaction Expenses
Ongoing Fees and Expenses (annual charges)
The table below describes the fees and expenses that you may pay each year, depending on the options you choose. Please refer to your
Policy Data Page for information about the specific fees you will pay each year based on the options you have elected.
CHARGES AND DEDUCTIONS -Annual Policy Expenses; Annual Portfolio Expenses; Optional Benefit Expenses
ANNUAL FEE (for policies applied for on or after May 1, 2016)	MINIMUM	MAXIMUM
Base contract[1]	1.10%	1.40%	CHARGES AND DEDUCTIONS – Annual Policy Expenses
Investment options (Portfolio fees and expenses)[2]	0.38%	1.42%	CHARGES AND DEDUCTIONS – Annual Portfolio Expenses
Optional benefits available for an additional charge (for a single optional benefit, if elected)[3]	0.25%	0.25%	CHARGES AND DEDUCTIONS – Optional Benefit Expenses

1 As a percentage of Accumulation Value(Minimum Base Contract
Charge) and as a percentage of Adjusted Premium Payments
(Maximum Base Contract Charge).
2 As a percentage of average net Portfolio assets. The range in fees and expenses is for the year ended December 31, 2023 and will change from year to year.
3As an annualized percentage of the ADBR Reset Value.

Because your policy is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your policy, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the policy, which could add surrender charges that substantially increase costs.

LOWEST ANNUAL COST $1,422.41	HIGHEST ANNUAL COST $2,578.58

Assumes:
•Investment of $100,000
•5% annual appreciation
•Least expensive combination of
Base Contract Charges and
Portfolio fees and expenses
•No optional benefits
•No sales charges
•No additional purchase
payments, transfers or
withdrawals

Assumes:
•Investment of $100,000
•5% annual appreciation
•Most expensive combination of
Base Contract Charges,
optional benefits, and Portfolio
fees and expenses
•No sales charges
•No additional purchase
payments, transfers or
withdrawals

Charges for Early Withdrawals [Text Block]
Charges for Early Withdrawal
In most jurisdictions,* if you withdraw more than the Surrender Charge
Free Amount within the first nine Policy Years, you will be assessed a surrender charge. The maximum surrender charge is 7% of the amount withdrawn during the first three Policy Years, declining to 0% over that nine-year period. For example, if you make an early withdrawal within the first three Policy Years, you could pay a surrender charge of up to
$7,000 on a $100,000 investment. *Policies issued in New York are subject to a different surrender charge schedule. See APPENDIX 3 –
State Variations for details.
CHARGES AND DEDUCTIONS – Transaction Expenses –Surrender Charges

Surrender Charge Phaseout Period, Years | yr	9
Surrender Charge (of Purchase Payments) Maximum [Percent]	7.00%
Surrender Charge Example Maximum [Dollars]	$ 7,000
Transaction Charges [Text Block]
Transaction Charges
We reserve the right to assess a transaction charge if you transfer cash value between investment options more than 12 times a year, or if a premium payment is returned for insufficient funds. A loan processing fee may apply if you take a policy loan. Although we do not currently charge for such transactions, we reserve the right to charge up to $30 per transaction.
CHARGES AND DEDUCTIONS –Transaction Expenses

Ongoing Fees and Expenses [Table Text Block]
Ongoing Fees and Expenses (annual charges)
The table below describes the fees and expenses that you may pay each year, depending on the options you choose. Please refer to your
Policy Data Page for information about the specific fees you will pay each year based on the options you have elected.
CHARGES AND DEDUCTIONS -Annual Policy Expenses; Annual Portfolio Expenses; Optional Benefit Expenses
ANNUAL FEE (for policies applied for on or after May 1, 2016)	MINIMUM	MAXIMUM
Base contract[1]	1.10%	1.40%	CHARGES AND DEDUCTIONS – Annual Policy Expenses
Investment options (Portfolio fees and expenses)[2]	0.38%	1.42%	CHARGES AND DEDUCTIONS – Annual Portfolio Expenses
Optional benefits available for an additional charge (for a single optional benefit, if elected)[3]	0.25%	0.25%	CHARGES AND DEDUCTIONS – Optional Benefit Expenses

1 As a percentage of Accumulation Value(Minimum Base Contract
Charge) and as a percentage of Adjusted Premium Payments
(Maximum Base Contract Charge).
2 As a percentage of average net Portfolio assets. The range in fees and expenses is for the year ended December 31, 2023 and will change from year to year.
3As an annualized percentage of the ADBR Reset Value.

Because your policy is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your policy, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the policy, which could add surrender charges that substantially increase costs.

LOWEST ANNUAL COST $1,422.41	HIGHEST ANNUAL COST $2,578.58

Assumes:
•Investment of $100,000
•5% annual appreciation
•Least expensive combination of
Base Contract Charges and
Portfolio fees and expenses
•No optional benefits
•No sales charges
•No additional purchase
payments, transfers or
withdrawals

Assumes:
•Investment of $100,000
•5% annual appreciation
•Most expensive combination of
Base Contract Charges,
optional benefits, and Portfolio
fees and expenses
•No sales charges
•No additional purchase
payments, transfers or
withdrawals

ANNUAL FEE (for policies applied for before May 1, 2016)	MINIMUM	MAXIMUM
Base contract[1]	1.15%	1.55%	Charges and Deductions – Annual Policy Expenses
Investment options (Portfolio fees and expenses)[2]	0.38%	1.42%	Charges and Deductions – Annual Portfolio Expenses
Optional benefits available for an additional charge (for a single optional benefit, if elected)[3]	0.30%	0.35%	Charges and Deductions – Optional Benefit Expenses -

1 As a percentage of Accumulation Value(Minimum Base Contract
Charge) and as a percentage of Adjusted Premium Payments
(Maximum Base Contract Charge).
2 As a percentage of average net Portfolio assets. The range in fees and expenses is for the year ended December 31, 2023 and will change from year to year.
3 As an annualized percentage of the ADBR Reset Value.

Because your policy is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your policy, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the policy, which could add surrender charges that substantially increase costs.

LOWEST ANNUAL COST $ 1,584.26	HIGHEST ANNUAL COST $2,707.88

Assumes:
•Investment of $100,000
•5% annual appreciation
•Least expensive combination of
Base Contract Charges and
Portfolio fees and expenses
•No optional benefits
•No sales charges
•No additional purchase
payments, transfers or
withdrawals

Assumes:
•Investment of $100,000
•5% annual appreciation
•Most expensive combination of
Base Contract Charges,
optional benefits, and Portfolio
fees and expenses
•No sales charges
•No additional purchase
payments, transfers or
withdrawals

Base Contract (of Average Annual Net Assets) (N-4) Minimum [Percent]	1.10%
Base Contract (of Average Annual Net Assets) (N-4) Maximum [Percent]	1.40%
Base Contract (N-4) Footnotes [Text Block]	As a percentage of Accumulation Value(Minimum Base Contract Charge) and as a percentage of Adjusted Premium Payments (Maximum Base Contract Charge).
Investment Options (of Average Annual Net Assets) Minimum [Percent]	0.38%
Investment Options (of Average Annual Net Assets) Maximum [Percent]	1.42%
Investment Options Footnotes [Text Block]	As a percentage of average net Portfolio assets. The range in fees and expenses is for the year ended December 31, 2023 and will change from year to year.
Optional Benefits Minimum [Percent]	0.25%
Optional Benefits Maximum [Percent]	0.25%
Lowest and Highest Annual Cost [Table Text Block]

Because your policy is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your policy, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the policy, which could add surrender charges that substantially increase costs.

LOWEST ANNUAL COST $1,422.41	HIGHEST ANNUAL COST $2,578.58

Assumes:
•Investment of $100,000
•5% annual appreciation
•Least expensive combination of
Base Contract Charges and
Portfolio fees and expenses
•No optional benefits
•No sales charges
•No additional purchase
payments, transfers or
withdrawals

Assumes:
•Investment of $100,000
•5% annual appreciation
•Most expensive combination of
Base Contract Charges,
optional benefits, and Portfolio
fees and expenses
•No sales charges
•No additional purchase
payments, transfers or
withdrawals

Because your policy is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your policy, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the policy, which could add surrender charges that substantially increase costs.

LOWEST ANNUAL COST $ 1,584.26	HIGHEST ANNUAL COST $2,707.88

Assumes:
•Investment of $100,000
•5% annual appreciation
•Least expensive combination of
Base Contract Charges and
Portfolio fees and expenses
•No optional benefits
•No sales charges
•No additional purchase
payments, transfers or
withdrawals

Assumes:
•Investment of $100,000
•5% annual appreciation
•Most expensive combination of
Base Contract Charges,
optional benefits, and Portfolio
fees and expenses
•No sales charges
•No additional purchase
payments, transfers or
withdrawals

Highest Annual Cost [Dollars]	$ 2,578.58
Risks [Table Text Block]
	RISKS	LOCATION IN PROSPECTUS
Risk of Loss	You can lose money by investing in this policy.	PRINCIPAL RISKS
Not a Short-Term Investment
This policy is not designed for short-term investing and is not appropriate for an investor who readily needs access to cash.
Surrender charges apply for up to the first nine Policy Years. They will reduce the value of your policy if you withdraw money during that time.
The benefits of tax deferral and living benefit protections also mean the policy is more beneficial to investors with a long time horizon.
PRINCIPAL RISKS
Risks Associated with Investment Options
•An investment in this policy is subject to the risk of poor investment performance and can vary depending on the performance of the variable investment options (e.g.,Portfolios) and guaranteed options
(e.g., the Fixed Account and DCA Advantage Account) you choose.
•Each investment option has its own unique risks.
•You should review the prospectuses for the available Portfolios and the description in this prospectus of the Fixed Account and the DCA
Advantage Account before making an investment decision.
PRINCIPAL RISKS
Insurance Company Risks
An investment in the policy is subject to the risks related to NYLIAC, including that any obligations, guarantees, and benefits of the policy are subject to the claims-paying ability of NYLIAC. If NYLIAC experiences financial distress, it may not be able to meet its obligations to you. More information about NYLIAC is available upon request from
NYLIAC by calling the VPSC at 1-800-598-2019.
PRINCIPAL RISKS

Investment Restrictions [Text Block]	•We limit the number of Investment Divisions you may choose. You may allocate premium payments to up to 18 separate Investment Divisions, plus the Fixed Account, some of which may not be available under your policy.•We reserve the right to charge $30 for each transfer when you transfer money between Investment Divisions in excess of 12 times in a Policy Year.•We reserve the right to limit transfers in circumstances of frequent transfers or to prevent market timing.•We reserve the right to remove, close, or substitute Portfolios as investment options that are available under the policy.
Optional Benefit Restrictions [Text Block]	•Certain optional benefits may limit withdrawals or other rights under the policy.•Under certain benefits, a withdrawal could reduce the value of a benefit by more than the dollar amount of the withdrawal.•You are required to have a minimum Accumulation Value for some optional benefits.•We may modify or discontinue an optional benefit at any time.•Some optional benefits cannot be cancelled without surrendering your policy.
Tax Implications [Text Block]	•Consult with a tax professional to determine the tax implications of an investment in, withdrawals from and surrenders of this policy.•If you purchase the policy through a tax-qualified plan or individual retirement account (IRA), such plan or IRA already provides tax deferral under the Code and there are fees and charges in an annuity that may not be included in such other investments. Therefore, the tax deferral of the annuity does not provide additional benefits.•Premiums that are made on a pre-tax basis as well as earnings on your policy are taxed at ordinary income tax rates when you withdraw them, and you may have to pay a 10% penalty tax if you take a withdrawal before age 59½.
Investment Professional Compensation [Text Block]	Your registered representative may receive compensation for selling this policy to you, in the form of commissions, asset-based compensation, allowances for expenses, and other compensation programs. Your registered representative may have a financial incentive to offer or recommend this policy over another investment.
Exchanges [Text Block]	Your registered representative may have a financial incentive to offer you a new policy in place of the one you own. You should consider exchanging your policy if you determine, after comparing the features, fees, and risks of both policies, that it is in your best interest to purchase the new policy rather than continue to own your existing policy.
Item 4. Fee Table [Text Block]	Table Of Fees And Expenses
The following tables describe the fees and expenses that you will pay when buying, owning, making withdrawals from, or surrendering the policy. Please refer to your Policy Data Page for information about the specific fees you will pay each year based on the options you have elected. The first table describes the fees and expenses that you will pay at the time that you buy the policy, surrender, or make withdrawals from the policy, or transfer Accumulation Value between investment options. State premium taxes may also be deducted.Transaction Expenses Surrender Charges (as a percentage of amount withdrawn). Applied to amounts in excess of the Surrender Charge Free Amount that you may withdraw each Policy Year. For the surrender charge schedule applicable for policies issued in New York with an application signed on or after November 13, 2023, see APPENDIX 3 – State Variations.
Policy Year	1	2	3	4	5	6	7	8	9	10+
Surrender Charge	7.00%	7.00%	7.00%	6.00%	5.00%	4.00%	3.00%	2.00%	1.00%	0.00%
Other Transaction Charges	Guaranteed Maximum Charge	Current Charge
Transfer Fee (charged for transfers in excess of 12 in a Policy Year)	$30	$0
Payments Returned for Insufficient Funds	$20	$0
Loan Processing Fee (TSA Plans only)	$25	$0
The next table describes the fees and expenses that you will pay each year during the time that you own the policy (not including Portfolio fees and expenses). If you choose to purchase an optional benefit, you will pay additional charges, as shown below. Annual Policy Expenses Base Contract Charges (Without Optional Benefits)
	Policies with Accumulation Value-based Base Contract Charges[1]		Policies with Premium-based Base Contract Charges[2]
Administrative Expense[3]	$30		$30
Base Contract Expenses[4] for Policies applied for on or after May 1, 2016	Guaranteed Maximum Charge	Current Charge	Guaranteed Maximum Charge	Current Charge
	1.35% (During the Surrender Charge Period)	1.30% (During the Surrender Charge Period)	1.55% (During the Surrender Charge Period)	1.40% (During the Surrender Charge Period)
	1.15% (After the Surrender Charge Period)	1.10% (After the Surrender Charge Period)	1.35% (After the Surrender Charge Period)	1.20% (After the Surrender Charge Period)
Base Contract Expenses[4] for Policies applied for before May 1, 2016	Guaranteed Maximum Charge	Current Charge	Guaranteed Maximum Charge	Current Charge
	1.35% (During the Surrender Charge Period)	1.35% (During the Surrender Charge Period)	1.55% (During the Surrender Charge Period)	1.55% (During the Surrender Charge Period)
	1.15% (After the Surrender Charge Period)	1.15% (After the Surrender Charge Period)	1.35% (After the Surrender Charge Period)	1.35% (After the Surrender Charge Period)
1As an annualized percentage of daily Variable Accumulation Value.[2]As an annualized percentage of Adjusted Premium Payments.[3]We call this fee the “Annual Policy Service Charge” in your policy and elsewhere in the prospectus. This fee is waived for policies that have $50,000 or more of Accumulation Value on a given Policy Anniversary.[4]We call this the “Mortality and Expense Risk and Administrative Costs Charge (M&E)” in your policy and elsewhere in this prospectus.Optional Benefit Expenses
Annual Death Benefit Reset Rider Applied for After May 1, 2016	Guaranteed Maximum Charge	Current Charge
(calculated as an annualized percentage of the ADBR Reset Value as of the last Policy Anniversary (or as of the Policy Date if within the first Policy Year), deducted on a quarterly basis; for a detailed explanation of the term “ADBR Reset Value,” see “DESCRIPTION OF BENEFITS – Annual Death Benefit Reset (ADBR) Rider”).	1.00%	0.25%
Annual Death Benefit Reset Rider Applied for Before May 1, 2016	Guaranteed Maximum Charge	Current Charge
(calculated as an annualized percentage of the ADBR Reset Value as of the last Policy Anniversary (or as of the Policy Date if within the first Policy Year), deducted on a quarterly basis; for a detailed explanation of the term “ADBR Reset Value,” see “DESCRIPTION OF BENEFITS––Annual Death Benefit Reset (ADBR) Rider”).	1.00%	0.30% (if the oldest Owner was age 65 or younger when the policy was issued)
		0.35% (if the oldest Owner was age 66 to 75 inclusive when the policy was issued)
The next table shows the minimum and maximum total operating expenses charged by the Portfolios that you may pay periodically during the time that you own the policy. The expenses may be higher or lower in the future. A complete list of Portfolios available under the policy, including their annual expenses, may be found in APPENDIX 1. Annual Portfolio Expenses
	Minimum	Maximum
Expenses that are deducted from the Portfolio assets, including management fees, distribution and/or service (12b-1) fees, and other expenses.[1]
Before fee waivers and expense reimbursements	0.38%	1.42%
After fee waivers and expense reimbursements[2]	0.28%	1.39%
1Shown as a percentage of average net assets for the fiscal year ended December 31, 2023.2Fee waivers and expense reimbursements are expected to continue through April 30, 2025 and may be terminated at any time thereafter at the option of the Portfolio company.
Transaction Expenses [Table Text Block]	Transaction Expenses Surrender Charges (as a percentage of amount withdrawn). Applied to amounts in excess of the Surrender Charge Free Amount that you may withdraw each Policy Year. For the surrender charge schedule applicable for policies issued in New York with an application signed on or after November 13, 2023, see APPENDIX 3 – State Variations.
Policy Year	1	2	3	4	5	6	7	8	9	10+
Surrender Charge	7.00%	7.00%	7.00%	6.00%	5.00%	4.00%	3.00%	2.00%	1.00%	0.00%
Other Transaction Charges	Guaranteed Maximum Charge	Current Charge
Transfer Fee (charged for transfers in excess of 12 in a Policy Year)	$30	$0
Payments Returned for Insufficient Funds	$20	$0
Loan Processing Fee (TSA Plans only)	$25	$0
The next table describes the fees and expenses that you will pay each year during the time that you own the policy (not including Portfolio fees and expenses). If you choose to purchase an optional benefit, you will pay additional charges, as shown below.
Deferred Sales Load (of Purchase Payments), Maximum [Percent]	7.00%
Exchange Fee, Maximum [Dollars]	$ 30
Exchange Fee, Current [Dollars]	$ 0
Annual Contract Expenses [Table Text Block]

Annual Policy Expenses

Base Contract Charges (Without Optional Benefits)

3030May 1, 20161.351.301.551.401.151.101.351.20May 1, 20161.351.351.551.551.151.151.351.35

1As an annualized percentage of daily Variable Accumulation Value.

2As an annualized percentage of Adjusted Premium Payments.

[3]

We call this fee the "Annual Policy Service Charge" in your policy and elsewhere in the prospectus. This fee is waived for policies that have $50,000 or more of Accumulation Value on a given Policy Anniversary.

[4]

We call this the "Mortality and Expense Risk and Administrative Costs Charge (M&E)" in your policy and elsewhere in this prospectus.

Optional Benefit Expenses

May 1, 20161.000.25

May 1, 20161.000.300.35

Administrative Expense, Footnotes [Text Block]	We call this fee the “Annual Policy Service Charge” in your policy and elsewhere in the prospectus. This fee is waived for policies that have $50,000 or more of Accumulation Value on a given Policy Anniversary.
Base Contract Expense, Footnotes [Text Block]	We call this the “Mortality and Expense Risk and Administrative Costs Charge (M&E)” in your policy and elsewhere in this prospectus.
Offered Starting [Date]	May 01, 2016
Annual Portfolio Company Expenses [Table Text Block]	The next table shows the minimum and maximum total operating expenses charged by the Portfolios that you may pay periodically during the time that you own the policy. The expenses may be higher or lower in the future. A complete list of Portfolios available under the policy, including their annual expenses, may be found in APPENDIX 1. Annual Portfolio Expenses
	Minimum	Maximum
Expenses that are deducted from the Portfolio assets, including management fees, distribution and/or service (12b-1) fees, and other expenses.[1]
Before fee waivers and expense reimbursements	0.38%	1.42%
After fee waivers and expense reimbursements[2]	0.28%	1.39%
1Shown as a percentage of average net assets for the fiscal year ended December 31, 2023.2Fee waivers and expense reimbursements are expected to continue through April 30, 2025 and may be terminated at any time thereafter at the option of the Portfolio company.
Portfolio Company Expenses [Text Block]	Expenses that are deducted from the Portfolio assets, including management fees, distribution and/or service (12b-1) fees, and other expenses.[1]
Portfolio Company Expenses Minimum [Percent]	0.38%
Portfolio Company Expenses Maximum [Percent]	1.42%
Portfolio Company Expenses, Footnotes [Text Block]	Shown as a percentage of average net assets for the fiscal year ended December 31, 2023.
Surrender Example [Table Text Block]
	Years
	1 yr	3 yr	5 yr	10 yr
If you surrender your policy at the end of the applicable time period:	$9,525.32	$16,160.39	$21,072.13	$33,596.85

Surrender Expense, 1 Year, Maximum [Dollars]	$ 9,525.32
Surrender Expense, 3 Years, Maximum [Dollars]	16,160.39
Surrender Expense, 5 Years, Maximum [Dollars]	21,072.13
Surrender Expense, 10 Years, Maximum [Dollars]	$ 33,596.85
Annuitize Example [Table Text Block]
If you annuitize at the end of the applicable time period:	$9,525.32	$9,495.60	$16,129.52	$33,596.85

Annuitized Expense, 1 Year, Maximum [Dollars]	$ 9,525.32
Annuitized Expense, 3 Years, Maximum [Dollars]	9,495.60
Annuitized Expense, 5 Years, Maximum [Dollars]	16,129.52
Annuitized Expense, 10 Years, Maximum [Dollars]	$ 33,596.85
No Surrender Example [Table Text Block]
If you do not surrender your policy:	$3,106.00	$9,495.60	$16,129.52	$33,596.85

No Surrender Expense, 1 Year, Maximum [Dollars]	$ 3,106.00
No Surrender Expense, 3 Years, Maximum [Dollars]	9,495.60
No Surrender Expense, 5 Years, Maximum [Dollars]	16,129.52
No Surrender Expense, 10 Years, Maximum [Dollars]	$ 33,596.85
Item 5. Principal Risks [Table Text Block]	Principal Risks
This section is intended to summarize the principal risks of investing in the policy. Poor Investment Performance. You can lose money by investing in this policy, including loss of principal. An investment in this policy is subject to the risk of poor investment performance and can vary depending on the performance of the Allocation Options you choose. You bear the risk of any decline in your policy’s value resulting from the performance of the Portfolios you have chosen. Amounts allocated to a Portfolio or an Asset Allocation Model are subject to the risks inherent in the securities markets and, specifically, to price fluctuations in the Portfolio’s investments. Each investment option (including the Fixed Account) has its own unique risks. For more information about the risks of investing in a particular Portfolio, see that Portfolio's prospectus, which can be found online at https://dfinview.com/NewYorkLife/TAHD/flex-iii. You can also request this information at no cost by calling the VPSC at 1-800-598-2019 or by sending an email request with your name and mailing address to FlexIIIProspectus@newyorklife.com. You should review the prospectuses for the available Portfolios before making an investment decision. Liquidity Risk. This policy is not designed for short-term investing and is not appropriate for an investor who needs ready access to cash. Surrender charges apply for up to the first nine Policy Years. They will reduce the value of your policy if you withdraw money during that time. If you need to make early or excess withdrawals, they could substantially reduce or even terminate the benefits available under the policy. There may be adverse tax consequences if you make early withdrawals under the policy. The benefits of tax deferral and the policy’s living benefit protections also mean the policy is better for investors with a long time horizon. Conditions to Policy Benefits. Certain benefits under the policy are contingent on several conditions being met. If those conditions are not met you may not realize a benefit from the policy or the optional benefits for which you have been charged a fee. For example: •You may need to take early or excess withdrawals which have the potential to substantially reduce or terminate the Standard Death Benefit available under the policy. Withdrawals could reduce the value of the Standard Death Benefit by more than the dollar amount of the withdrawal.•The Future Income Rider allows you to purchase a future stream of guaranteed income, however there are limits as to the amount of future income that can be purchased and you are subject to an initial waiting period. Additionally, you must make all purchases at least two years before the Future Income Start Date or annuitization of the base policy, whichever comes first.•The Annual Death Benefit Reset Rider only provides a benefit if your policy value increases over time. In addition, withdrawals will reduce the value of the benefits in proportion to the amount of the withdrawal relative to the total policy value at the time of the withdrawal. Accordingly, under certain circumstances, a withdrawal could reduce the value of the ADBR benefit by more than the dollar amount of the withdrawal.•The Living Needs Benefit/Unemployment Rider only provides a benefit after the policy has been in force for at least one year and only if a Qualifying Event occurs, and requires a minimum Accumulation Value of $5,000.•The Waiver of Surrender Charges for Home Health Care Qualifying Event Rider only provides a benefit if you are 76 or older when you purchase the policy and if you receive Home Health Care Services from a Home Health Care Provider for at least 60 days during the 6 months immediately prior to requesting a partial withdrawal or surrender. Alternatives to the Policy. Other policies or investments may provide more favorable returns or benefits than the policy and may have lower fees and expenses. Investment Restrictions. We reserve the right to limit transfers, and we reserve the right to charge $30 for each transfer when you transfer money to or from the Investment Divisions and the Fixed Account more than 12 times in a Policy Year. We also reserve the right to terminate certain policy features such as dollar cost averaging, Automatic Asset Rebalancing, Asset Allocation Models and Interest Sweep. We may impose limits on the minimum and maximum amounts that you may invest in the policy or other transaction limits that may limit your use of the policy. In addition, we reserve the right to remove Investment Divisions or substitute Portfolios as investment options that are available under the policy. Potentially Harmful Transfer Activity. This policy is not designed as a vehicle for market timing. Accordingly, your ability to make transfers under the policy is subject to limitation if we determine, in our sole opinion, that the exercise of that privilege may disadvantage or potentially hurt the rights or interests of other policyowners. We have limitations and restrictions on transfer activity, which we apply to all owners of the policy without exception. (See “THE POLICIES–Limits on Transfers” for more information.) We cannot guarantee that these limitations and restrictions will be effective in detecting and preventing all transfer activity that could potentially disadvantage or hurt the rights or interests of other policyowners. Potentially harmful transfer activity could result in reduced performance results for one or more Investment Divisions, due to among other things: •Portfolio management decisions driven by the need to maintain higher than normal liquidity or the inability to sustain an investment objective;•Increased administrative and Fund brokerage expenses; and/or•Dilution of the interests of long-term investors.A Portfolio may reject any order from us if it suspects potentially harmful transfer activity, thereby preventing us from implementing your Request for a transfer. (See “THE POLICIES–Limits on Transfers” for more information on the risks of frequent trading.) Fees and Charges. Deduction of policy fees and charges (including surrender charges), and optional benefit fees, may result in loss of principal. We reserve the right to increase the fees and charges under the policy and optional benefits up to the maximum guaranteed fees and charges stated on your Policy Data Page. The amount of premium-based M&E Charges assessed to your policy will be unaffected by fluctuations in market performance. In a rising market, the premium-based M&E Charge structure will benefit the policyowner because the premium-based M&E Charge, when calculated as a percentage of separate account assets, will be reduced. In a flat or declining market, the premium-based M&E Charge structure will result in an increase in the charge when calculated against separate account assets. The amount of Accumulation Value-based M&E Charges assessed to your policy will be affected by fluctuations in market performance. However, the Accumulation Value-based M&E Charge structure may be more advantageous in a flat or declining market and disadvantageous in a rising market. Fixed Account Rates. The rate we declare for the Fixed Account may be lower than you would find acceptable. DCA Advantage Account Rates. The crediting rate that we declare for the DCA Advantage Account may be lower than what you would find acceptable. Adverse Tax Consequences. There are a number of tax risks that may arise in connection with purchasing the policy. These risks include: (1) the possibility that the Internal Revenue Service (“IRS”) may interpret the rules that apply to variable annuities in a manner that could result in you being treated as the owner of your policy’s pro rata portion of the assets of the Separate Account; (2) the possibility that the IRS may take the position that the policy does not qualify as an annuity for federal tax purposes resulting in the loss of favorable tax treatment accorded your policy; and (3) the possibility of a change in the present federal income tax laws that apply to your policy, or of the current interpretations by the IRS, which may change from time to time without notice, and could have retroactive effects regardless of the date of enactment or publication, as the case may be. Insurance Company Risks. Any obligations (including those of the Fixed Account), guarantees, and benefits of the policy are subject to the claims-paying ability of NYLIAC. If NYLIAC experiences financial distress, it may not be able to meet its obligations to you. More information about NYLIAC is available upon request from NYLIAC by calling the VPSC at 1-800-598-2019. Risks Affecting our Administration of Your Policy. NYLIAC’s business activity and operations, and/or the activities and operations of our service providers and business partners, are subject to certain risks, including, those resulting from information systems failures, cyberattack/ransomware, or current or future outbreaks of infectious diseases, viruses (including COVID-19), epidemics or pandemics (“serious infectious disease outbreaks”). These risks are common to all insurers and financial service providers and may materially impact our ability to administer the policy (and to keep policyowner information confidential). (See “ADDITIONAL INFORMATION ABOUT RISKS (Non-Principal Risks)” for more information.)
Item 10. Benefits Available (N-4) [Text Block]	Benefits Available Under The Policies
The following tables summarize information about the benefits available under the policy.STANDARD DEATH BENEFIT
(automatically included with the policy)
NAME OF BENEFIT	PURPOSE	MAXIMUM FEE	BRIEF DESCRIPTION OF RESTRICTIONS/ LIMITATIONS
Standard Death Benefit	Guarantees your beneficiaries will receive a benefit at least equal to the greatest of: (i) your Accumulation Value or (ii) the Return of Premium Death Benefit or (iii) the Step-up Death Benefit.	No additional charge	•Withdrawals could significantly reduce the benefit (possibly by an amount substantially greater than the actual amount withdrawn).
OPTIONAL DEATH BENEFIT AVAILABLE FOR A FEE
NAME OF BENEFIT	PURPOSE	MAXIMUM FEE	BRIEF DESCRIPTION OF RESTRICTIONS/ LIMITATIONS
Annual Death Benefit Reset (ADBR) Rider	Provides a new locked–in higher death benefit each year from the Policy Date(“Reset Anniversary”), if your investments increase in value.
Maximum Charge: 1.00%

(Charge calculated as an
annualized percentage of the
ADBR Reset Value as of the
last Policy Anniversary(or as
of the Policy Date if within
the first Policy Year,
deducted quarterly)

•Only available at the time
of application.
•Resets will continue on
Reset Anniversaries until
the Owner(or Annuitant if
the Owner is not a natural
person) is age 80 or 85
(depending when the policy
was purchased).
•In certain jurisdictions, an
ownership change or
assignment will terminate
the benefit.
•Withdrawals could
significantly reduce the
benefit (possibly by an
amount substantially
greater than the actual
amount withdrawn).
•You cannot cancel the rider
without surrendering the
policy.

OTHER OPTIONAL BENEFITS INCLUDED WITH ALL POLICIES AT NO ADDITIONAL COST
NAME OF BENEFIT	PURPOSE	MAXIMUM FEE	BRIEF DESCRIPTION OF RESTRICTIONS/ LIMITATIONS
Living Needs Benefit /	Waives Surrender Charges if the Owner experiences	None	•Policy must have been in force for at least one year
NAME OF BENEFIT	PURPOSE	MAXIMUM FEE	BRIEF DESCRIPTION OF RESTRICTIONS/ LIMITATIONS
Unemployment Rider
certain “qualifying events”
such as: (i) confinement to a
health care facility for 60
consecutive days;
(ii) terminal illness; or
(iii) disability. If the Owner
becomes unemployed, the
rider waives Surrender
Charges on a one-time
withdrawal of up to 50% of
your Accumulation Value.

and have a minimum
Accumulation Value of
$5,000.
•Qualifying Event (as
defined in the rider) must
occur after the Policy Date.
•Not available if any Owner
has attained age 86 on the
Policy Date.
•For the Disability portion of
the rider, any withdrawal
after your 66th birthday will
not be eligible for the rider
benefit and surrender
charges may apply.
•Unemployment must be for
at least 60 consecutive
days.
•A determination letter from
your state’s Department of
Labor is required for
unemployment benefit.

Waiver of Surrender Charges for Home Health Care Qualifying Event Rider	Waives 100% of Surrender Charges if eligible Owner receives Home Health Care Services by a Home Health Care Provider.	None
•Policy must have been in
force for at least one year
and have a minimum
Accumulation Value of
$5,000.
•Qualifying Event (as
defined in the rider) must
occur after the Policy Date.
•Only available at time of
application for Owners who
are age 76 or greater when
the policy is issued.
•Owner must have received
Home Health Care
Services from a Home
Health Care Provider for at
least 60 days during the
six-month period
immediately preceding the
partial withdrawal or
surrender. The Home
Health Care Provider must
be an organization or
individual that is licensed to
provide home health care
to chronically ill individuals
in their home or residence.
•We reserve the right to
request satisfactory proof

NAME OF BENEFIT	PURPOSE	MAXIMUM FEE	BRIEF DESCRIPTION OF RESTRICTIONS/ LIMITATIONS
of eligibility prior to each request for a partial withdrawal or full policy surrender.
Future Income Rider (no longer available for applications signed on or after May 1, 2017)	Allows you to apply a portion of your policy’s Variable Accumulation Value to purchase a stream of guaranteed annuity Income Payments for the lifetime of the Annuitant(s).	None
•A Future Income Purchase
will proportionally reduce
the guaranteed amount of
your death benefit.
•Future Income Payment
amounts are based on a
variety of factors in effect
at the time of each Future
Income Purchase.
•Amounts used for a Future
Income Purchase are no
longer available for
withdrawal or annuitization.
•Future Income Start Date
is subject to minimum and
maximum waiting periods.

Automatic Asset Rebalancing	Automatically rebalances your Variable Accumulation Value (either quarterly, semi-annually, or annually) to maintain the percentage allocated to each Investment Division at a pre-set level.	None	•Cannot be used with the traditional Dollar Cost Averaging option. •You must have a minimum Accumulation Value of $2,500 to elect this option, and a minimum of $2,500 to continue it as scheduled.
Traditional Dollar Cost Averaging	Automatically transfers a specific amount of money from any Investment Division to any combination of Investment Divisions and/or Fixed Account at set intervals.	None
•Cannot be used with the
Automatic Asset
Rebalancing option.
•For premium based M&E
Charge policies, amounts
cannot be transferred to
the Fixed Account (if
applicable).
•You must have a minimum
Accumulation Value of
$2,500 to elect this option,
and a minimum of $2,000
to continue as scheduled.

The DCA Advantage Account	Allows you to set up automatic dollar cost averaging using the DCA Advantage Account when an initial premium payment or a subsequent premium payment of at least $2,000 is made. The DCA Advantage	None	•DCA Advantage Account duration may not extend beyond the Annuity Commencement Date. •You may not have more than one DCA Advantage Account open at the same time.
NAME OF BENEFIT	PURPOSE	MAXIMUM FEE	BRIEF DESCRIPTION OF RESTRICTIONS/ LIMITATIONS
Account transfers amounts automatically to the Investment Divisions you choose in six monthly increments and pays you interest on amounts remaining in the DCA Advantage Account.
•You must allocate a
minimum of $2,000 to the
DCA Advantage Account;
any premium payment less
than $2,000 will be
allocated directly to the
Investment Divisions in
accordance with the
instructions we have on
file.
•You cannot make transfers
into the DCA Advantage
Account from any
Allocation Option.
•The annual effective
interest rate for the DCA
Advantage Account shown
on your Policy Data Pate
applies only to your initial
premium payment. Interest
rates applied to
subsequent premium
payments allocated to the
DCA Advantage Account
may differ.
•The benefits payable under
the DCA Advantage
Account (including principal
and interest) are payable
from NYLIAC's general
account and are subject to
its claims-paying ability.

Interest Sweep	Automatically transfers interest earned on the Fixed Account to one or any combination of Investment Divisions.	None
•Frequency of the transfers
can be monthly, quarterly,
semi-annually, or annually.
•You must have a minimum
of $2,500 in the Fixed
Account to elect this option
(but this amount may be
reduced at our discretion)
and a minimum of $2,000
to continue as scheduled.

Benefits Available [Table Text Block]
NAME OF BENEFIT	PURPOSE	MAXIMUM FEE	BRIEF DESCRIPTION OF RESTRICTIONS/ LIMITATIONS
Standard Death Benefit	Guarantees your beneficiaries will receive a benefit at least equal to the greatest of: (i) your Accumulation Value or (ii) the Return of Premium Death Benefit or (iii) the Step-up Death Benefit.	No additional charge	•Withdrawals could significantly reduce the benefit (possibly by an amount substantially greater than the actual amount withdrawn).
NAME OF BENEFIT	PURPOSE	MAXIMUM FEE	BRIEF DESCRIPTION OF RESTRICTIONS/ LIMITATIONS
Annual Death Benefit Reset (ADBR) Rider	Provides a new locked–in higher death benefit each year from the Policy Date(“Reset Anniversary”), if your investments increase in value.
Maximum Charge: 1.00%

(Charge calculated as an
annualized percentage of the
ADBR Reset Value as of the
last Policy Anniversary(or as
of the Policy Date if within
the first Policy Year,
deducted quarterly)

•Only available at the time
of application.
•Resets will continue on
Reset Anniversaries until
the Owner(or Annuitant if
the Owner is not a natural
person) is age 80 or 85
(depending when the policy
was purchased).
•In certain jurisdictions, an
ownership change or
assignment will terminate
the benefit.
•Withdrawals could
significantly reduce the
benefit (possibly by an
amount substantially
greater than the actual
amount withdrawn).
•You cannot cancel the rider
without surrendering the
policy.

NAME OF BENEFIT	PURPOSE	MAXIMUM FEE	BRIEF DESCRIPTION OF RESTRICTIONS/ LIMITATIONS
Living Needs Benefit /	Waives Surrender Charges if the Owner experiences	None	•Policy must have been in force for at least one year
NAME OF BENEFIT	PURPOSE	MAXIMUM FEE	BRIEF DESCRIPTION OF RESTRICTIONS/ LIMITATIONS
Unemployment Rider
certain “qualifying events”
such as: (i) confinement to a
health care facility for 60
consecutive days;
(ii) terminal illness; or
(iii) disability. If the Owner
becomes unemployed, the
rider waives Surrender
Charges on a one-time
withdrawal of up to 50% of
your Accumulation Value.

and have a minimum
Accumulation Value of
$5,000.
•Qualifying Event (as
defined in the rider) must
occur after the Policy Date.
•Not available if any Owner
has attained age 86 on the
Policy Date.
•For the Disability portion of
the rider, any withdrawal
after your 66th birthday will
not be eligible for the rider
benefit and surrender
charges may apply.
•Unemployment must be for
at least 60 consecutive
days.
•A determination letter from
your state’s Department of
Labor is required for
unemployment benefit.

Waiver of Surrender Charges for Home Health Care Qualifying Event Rider	Waives 100% of Surrender Charges if eligible Owner receives Home Health Care Services by a Home Health Care Provider.	None
•Policy must have been in
force for at least one year
and have a minimum
Accumulation Value of
$5,000.
•Qualifying Event (as
defined in the rider) must
occur after the Policy Date.
•Only available at time of
application for Owners who
are age 76 or greater when
the policy is issued.
•Owner must have received
Home Health Care
Services from a Home
Health Care Provider for at
least 60 days during the
six-month period
immediately preceding the
partial withdrawal or
surrender. The Home
Health Care Provider must
be an organization or
individual that is licensed to
provide home health care
to chronically ill individuals
in their home or residence.
•We reserve the right to
request satisfactory proof

NAME OF BENEFIT	PURPOSE	MAXIMUM FEE	BRIEF DESCRIPTION OF RESTRICTIONS/ LIMITATIONS
of eligibility prior to each request for a partial withdrawal or full policy surrender.
Future Income Rider (no longer available for applications signed on or after May 1, 2017)	Allows you to apply a portion of your policy’s Variable Accumulation Value to purchase a stream of guaranteed annuity Income Payments for the lifetime of the Annuitant(s).	None
•A Future Income Purchase
will proportionally reduce
the guaranteed amount of
your death benefit.
•Future Income Payment
amounts are based on a
variety of factors in effect
at the time of each Future
Income Purchase.
•Amounts used for a Future
Income Purchase are no
longer available for
withdrawal or annuitization.
•Future Income Start Date
is subject to minimum and
maximum waiting periods.

Automatic Asset Rebalancing	Automatically rebalances your Variable Accumulation Value (either quarterly, semi-annually, or annually) to maintain the percentage allocated to each Investment Division at a pre-set level.	None	•Cannot be used with the traditional Dollar Cost Averaging option. •You must have a minimum Accumulation Value of $2,500 to elect this option, and a minimum of $2,500 to continue it as scheduled.
Traditional Dollar Cost Averaging	Automatically transfers a specific amount of money from any Investment Division to any combination of Investment Divisions and/or Fixed Account at set intervals.	None
•Cannot be used with the
Automatic Asset
Rebalancing option.
•For premium based M&E
Charge policies, amounts
cannot be transferred to
the Fixed Account (if
applicable).
•You must have a minimum
Accumulation Value of
$2,500 to elect this option,
and a minimum of $2,000
to continue as scheduled.

The DCA Advantage Account	Allows you to set up automatic dollar cost averaging using the DCA Advantage Account when an initial premium payment or a subsequent premium payment of at least $2,000 is made. The DCA Advantage	None	•DCA Advantage Account duration may not extend beyond the Annuity Commencement Date. •You may not have more than one DCA Advantage Account open at the same time.
NAME OF BENEFIT	PURPOSE	MAXIMUM FEE	BRIEF DESCRIPTION OF RESTRICTIONS/ LIMITATIONS
Account transfers amounts automatically to the Investment Divisions you choose in six monthly increments and pays you interest on amounts remaining in the DCA Advantage Account.
•You must allocate a
minimum of $2,000 to the
DCA Advantage Account;
any premium payment less
than $2,000 will be
allocated directly to the
Investment Divisions in
accordance with the
instructions we have on
file.
•You cannot make transfers
into the DCA Advantage
Account from any
Allocation Option.
•The annual effective
interest rate for the DCA
Advantage Account shown
on your Policy Data Pate
applies only to your initial
premium payment. Interest
rates applied to
subsequent premium
payments allocated to the
DCA Advantage Account
may differ.
•The benefits payable under
the DCA Advantage
Account (including principal
and interest) are payable
from NYLIAC's general
account and are subject to
its claims-paying ability.

Interest Sweep	Automatically transfers interest earned on the Fixed Account to one or any combination of Investment Divisions.	None
•Frequency of the transfers
can be monthly, quarterly,
semi-annually, or annually.
•You must have a minimum
of $2,500 in the Fixed
Account to elect this option
(but this amount may be
reduced at our discretion)
and a minimum of $2,000
to continue as scheduled.

Item 17. Portfolio Companies (N-4) [Text Block]	Portfolios Available Under the PolicyThe following is a list of Portfolios available under the policy, which is subject to change, as discussed in the prospectus. Depending on the optional benefits you choose, you may not be able to invest in certain Portfolios. You can find the prospectuses and other information about the Portfolios online at https://dfinview.com/NewYorkLife/TAHD/flex-iii. You can also request this information at no cost by calling the VPSC at 1-800-598-2019 or by sending an email request with your name and mailing address to FlexIIIProspectus@newyorklife.com. You may allocate your premium payments or other Accumulation Value to up to 18 different Investment Divisions at any one time in addition to the Fixed Account or the DCA Advantage Account. The current expenses and performance information below reflects fees and expenses of the Portfolios but does not reflect the other fees and expenses that your policy may charge. Expenses would be higher and performance would be lower if these charges were included. Each Portfolio’s past performance is not necessarily an indication of future performance.
Type	Portfolio Adviser/Sub-adviser	Current Expenses*	Average Annual Total Returns (as of 12/31/23)
			1 year	5 year	10 year
Large Cap Equity	MainStay VP American Century Sustainable Equity — Service Class Adviser: New York Life Investment Management LLC (“New York Life Investments”) / Subadviser: American Century Investment Management, Inc.	0.92%	24.08%	12.66%	8.46%
Asset Allocation	MainStay VP Balanced — Service Class Adviser: New York Life Investments / Subadviser: NYL Investors LLC (“NYL Investors”) and Wellington Management Company LLP (“Wellington”)	0.95%	7.28%	8.15%	5.90%
Investment Grade Bond	MainStay VP Bond — Service Class Adviser: New York Life Investments / Subadviser: NYL Investors	0.77%	5.31%	0.71%	1.45%
International/Global Equity	MainStay VP Candriam Emerging Markets Equity — Service Class+ Adviser: New York Life Investments / Subadviser: Candriam	1.39%	6.98%	2.24%	(0.17)%
Sector	MainStay VP CBRE Global Infrastructure — Service Class Adviser: New York Life Investments / Subadviser: CBRE Investment Management Listed Real Assets LLC	1.20%	3.80%	0.46%	(2.84)%
Asset Allocation	MainStay VP Conservative Allocation — Service Class Adviser: New York Life Investments	0.73%	10.02%	5.38%	3.82%
Type	Portfolio Adviser/Sub-adviser	Current Expenses*	Average Annual Total Returns (as of 12/31/23)
			1 year	5 year	10 year
Large Cap Equity	MainStay VP Epoch U.S. Equity Yield — Service Class Adviser: New York Life Investments / Subadviser: Epoch Investment Partners, Inc. (“Epoch”)	0.93%	8.42%	9.82%	6.91%
Asset Allocation	MainStay VP Equity Allocation — Service Class Adviser: New York Life Investments	0.86%	17.10%	10.45%	6.62%
Sector	MainStay VP Fidelity Institutional AM® Utilities — Service Class Adviser: New York Life Investments / Subadviser: FIAM LLC (“FIAM”)	0.92%	(1.71)%	8.14%	6.15%
Non-Investment Grade Bond	MainStay VP Floating Rate — Service Class Adviser: New York Life Investments / Subadviser: NYL Investors	0.89%	11.58%	4.69%	3.54%
Asset Allocation	MainStay VP Growth Allocation — Service Class Adviser: New York Life Investments	0.82%	15.20%	9.20%	5.96%
Alternatives	MainStay VP Hedge Multi-Strategy (formerly MainStay VP IQ Hedge Multi-Strategy) — Service Class Adviser: New York Life Investments / Subadviser: IndexIQ Advisors LLC (“IndexIQ”)	1.32%	9.98%	2.53%	(1.67)%
Asset Allocation	MainStay VP Income Builder — Service Class Adviser: New York Life Investments / Subadvisers: Epoch and MacKay Shields LLC (“MacKay”)	0.87%	9.78%	5.78%	4.75%
Asset Allocation	MainStay VP Janus Henderson Balanced — Service Class Adviser: New York Life Investments / Subadviser: Janus Henderson Investors US LLC (“Janus Henderson”)	0.82%	15.23%	9.48%	7.78%
Non-Investment Grade Bond	MainStay VP MacKay Convertible — Service Class Adviser: New York Life Investments / Subadviser: MacKay	0.83%	8.58%	11.31%	8.23%
Type	Portfolio Adviser/Sub-adviser	Current Expenses*	Average Annual Total Returns (as of 12/31/23)
			1 year	5 year	10 year
Non-Investment Grade Bond	MainStay VP MacKay High Yield Corporate Bond — Service Class Adviser: New York Life Investments / Subadviser: MacKay	0.83%	11.59%	5.04%	4.47%
Non-Investment Grade Bond	MainStay VP MacKay Strategic Bond — Service Class Adviser: New York Life Investments / Subadviser: MacKay	0.87%	9.92%	3.18%	2.49%
Investment Grade Bond	MainStay VP MacKay U.S. Infrastructure Bond (formerly MainStay VP MacKay Government) — Service Class Adviser: New York Life Investments / Subadviser: MacKay	0.81%	4.74%	0.05%	0.72%
Asset Allocation	MainStay VP Moderate Allocation — Service Class Adviser: New York Life Investments	0.76%	12.73%	7.20%	4.90%
Sector	MainStay VP Natural Resources — Initial Class Adviser: New York Life Investments / Subadviser: Newton Investment Management North America, LLC ("NIMNA")	0.84%	1.92%	18.96%	2.79%
Investment Grade Bond	MainStay VP PIMCO Real Return — Service Class Adviser: New York Life Investments / Subadviser: Pacific Investment Management Company LLC (“PIMCO”)	1.03%	3.46%	3.08%	2.01%
International/Global Equity	MainStay VP PineStone International Equity (formerly MainStay VP MacKay International Equity) — Service Class Adviser: New York Life Investments / Subadviser: PineStone Asset Management Inc.	1.11%	4.01%	5.10%	3.85%
Large Cap Equity	MainStay VP S&P 500 Index — Service Class Adviser: New York Life Investments / Subadviser: IndexIQ	0.37%	25.83%	15.25%	11.53%
Small/Mid Cap Equity	MainStay VP Small Cap Growth — Service Class Adviser: New York Life Investments / Subadvisers: Brown Advisory, LLC and Segall Bryant & Hamill, LLC	1.10%	15.22%	10.29%	7.26%
Type	Portfolio Adviser/Sub-adviser	Current Expenses*	Average Annual Total Returns (as of 12/31/23)
			1 year	5 year	10 year
Money Market	MainStay VP U.S. Government Money Market — Initial Class Adviser: New York Life Investments / Subadviser: NYL Investors	0.28%	4.81%	1.61%	0.99%
Large Cap Equity	MainStay VP Wellington Growth — Service Class+ Adviser: New York Life Investments / Subadviser: Wellington	0.97%	38.26%	13.51%	10.05%
Small/Mid Cap Equity	MainStay VP Wellington Mid Cap — Service Class Adviser: New York Life Investments / Subadviser: Wellington	1.11%	13.41%	7.93%	6.39%
Small/Mid Cap Equity	MainStay VP Wellington Small Cap — Service Class Adviser: New York Life Investments / Subadviser: Wellington	0.99%	13.60%	6.42%	5.99%
Large Cap Equity	MainStay VP Wellington U.S. Equity — Service Class Adviser: New York Life Investments / Subadviser: Wellington	0.81%	24.27%	12.88%	10.19%
Large Cap Equity	MainStay VP Winslow Large Cap Growth — Service Class Adviser: New York Life Investments / Subadviser: Winslow Capital Management, LLC	0.99%	42.70%	17.29%	13.18%
Large Cap Equity	AB VPS Relative Value Portfolio — Class B Adviser: AllianceBernstein L.P.	0.86%	11.72%	11.57%	9.05%
Asset Allocation	American Funds IS Asset Allocation Fund — Class 4 Adviser: Capital Research and Management CompanySM (“CRMC”)	0.80%	14.02%	8.92%	6.98%
Investment Grade Bond	American Funds IS The Bond Fund of America® — Class 4 Adviser: CRMC	0.73%	4.72%	1.62%	1.83%
Investment Grade Bond	American Funds IS Capital World Bond Fund® — Class 4 Adviser: CRMC	0.98%	5.89%	(0.56)%	0.12%
Type	Portfolio Adviser/Sub-adviser	Current Expenses*	Average Annual Total Returns (as of 12/31/23)
			1 year	5 year	10 year
International/Global Equity	American Funds IS Global Small Capitalization Fund — Class 4 Adviser: CRMC	1.16%	15.79%	8.03%	5.51%
Large Cap Equity	American Funds IS Growth Fund — Class 4 Adviser: CRMC	0.84%	38.13%	18.38%	14.07%
International/Global Equity	American Funds IS New World Fund® — Class 4 Adviser: CRMC	1.07%	15.67%	8.37%	4.43%
Investment Grade Bond	American Funds IS U.S. Government Securities Fund® — Class 4 Adviser: CRMC	0.76%	2.62%	0.79%	1.27%
Large Cap Equity	American Funds IS Washington Mutual Investors FundSM — Class 4 Adviser: CRMC	0.77%	16.97%	12.33%	9.64%
Asset Allocation	BlackRock® Global Allocation V.I. Fund — Class III Adviser: BlackRock Advisors, LLC (“BlackRock”) / Subadvisers: BlackRock (Singapore) Limited and BlackRock International Limited	1.02%	12.49%	7.39%	4.63%
Non-Investment Grade Bond	BlackRock® High Yield V.I. Fund — Class III Adviser: BlackRock / Subadviser: BlackRock International Limited	0.79%	12.94%	5.49%	4.21%
Sector	BNY Mellon IP Technology Growth Portfolio — Service Shares Adviser: BNY Mellon Investment Adviser, Inc. / Subadviser: NIMNA	1.03%	59.00%	15.31%	12.94%
Large Cap Equity	BNY Mellon Sustainable U.S. Equity Portfolio — Service Shares Adviser: BNY Mellon Investment Adviser, Inc. / Subadviser: Newton Investment Management Limited	0.92%	23.50%	14.85%	10.18%
Large Cap Equity	ClearBridge Variable Appreciation Portfolio — Class II Adviser: Franklin Templeton Fund Adviser, LLC ("FTFA") / Subadviser: ClearBridge Investments, LLC	0.97%	19.39%	13.79%	N/A
Type	Portfolio Adviser/Sub-adviser	Current Expenses*	Average Annual Total Returns (as of 12/31/23)
			1 year	5 year	10 year
Sector	Columbia Variable Portfolio — Commodity Strategy Fund — Class 2++ Adviser: Columbia Management Investment Advisers, LLC (“Columbia”) / Subadviser: Threadneedle International Limited	1.01%	(7.14)%	9.08%	(0.97)%
Non-Investment Grade Bond	Columbia Variable Portfolio — Emerging Markets Bond Fund — Class 2 Adviser: Columbia	1.00%	10.02%	1.57%	2.20%
Investment Grade Bond	Columbia Variable Portfolio — Intermediate Bond Fund — Class 2 Adviser: Columbia	0.76%	5.96%	1.34%	1.99%
Small/Mid Cap Equity	Columbia Variable Portfolio — Small Cap Value Fund — Class 2 Adviser: Columbia	1.11%	21.67%	13.39%	8.40%
Alternatives	DWS Alternative Asset Allocation VIP — Class B Adviser: DWS Investment Management Americas Inc. / Subadviser: RREEF America LLC	1.21%	5.67%	5.70%	2.63%
Investment Grade Bond	Fidelity® VIP Bond Index Portfolio — Service Class 2 Adviser: Fidelity Management & Research Company LLC (“FMR”) / Subadvisers: Other investment advisers	0.39%	5.13%	0.64%	N/A
Large Cap Equity	Fidelity® VIP ContrafundSM Portfolio — Service Class 2 Adviser: FMR / Subadvisers: Other investment advisers	0.81%	33.12%	16.36%	11.33%
International/Global Equity	Fidelity® VIP Emerging Markets Portfolio — Service Class 2 Adviser: FMR / Subadvisers: Other investment advisers	1.14%	9.49%	7.55%	4.92%
Large Cap Equity	Fidelity® VIP Equity-Income PortfolioSM — Service Class 2 Adviser: FMR / Subadvisers: Other investment advisers	0.72%	10.38%	12.01%	8.31%
Type	Portfolio Adviser/Sub-adviser	Current Expenses*	Average Annual Total Returns (as of 12/31/23)
			1 year	5 year	10 year
Small/Mid Cap Equity	Fidelity® VIP Extended Market Index Portfolio — Service Class 2 Adviser: FMR / Subadviser: Geode Capital Management, LLC (“Geode”)	0.38%	17.11%	11.02%	N/A
Asset Allocation	Fidelity® VIP FundsManager® 60% Portfolio — Service Class Adviser: FMR	0.71%	14.17%	8.61%	6.26%
Large Cap Equity	Fidelity® VIP Growth Opportunities Portfolio — Service Class 2 Adviser: FMR / Subadvisers: Other investment advisers	0.84%	45.30%	18.79%	15.44%
Sector	Fidelity® VIP Health Care Portfolio — Service Class 2 Adviser: FMR / Subadvisers: Other investment advisers	0.84%	4.01%	9.50%	10.39%
International/Global Equity	Fidelity® VIP International Index Portfolio — Service Class 2 Adviser: FMR / Subadviser: Geode	0.42%	15.88%	6.89%	N/A
Investment Grade Bond	Fidelity® VIP Investment Grade Bond Portfolio — Service Class 2 Adviser: FMR / Subadvisers: Other investment advisers	0.63%	6.00%	1.72%	2.08%
Small/Mid Cap Equity	Fidelity® VIP Mid Cap Portfolio — Service Class 2 Adviser: FMR / Subadvisers: Other investment advisers	0.82%	14.80%	12.17%	7.85%
Asset Allocation	Franklin Templeton Aggressive Model Portfolio — Class II Adviser: FTFA / Subadviser: Franklin Advisers, Inc. (“Franklin Advisers”)	0.91%	18.05%	N/A	N/A
Asset Allocation	Franklin Templeton Moderately Aggressive Model Portfolio — Class II Adviser: FTFA / Subadviser: Franklin Advisers	0.88%	15.53%	N/A	N/A
Asset Allocation	Franklin Templeton Moderate Model Portfolio — Class II Adviser: FTFA / Subadviser: Franklin Advisers	0.85%	13.18%	N/A	N/A
Type	Portfolio Adviser/Sub-adviser	Current Expenses*	Average Annual Total Returns (as of 12/31/23)
			1 year	5 year	10 year
Asset Allocation	Franklin Templeton Moderately Conservative Model Portfolio — Class II Adviser: FTFA / Subadviser: Franklin Advisers	0.85%	10.31%	N/A	N/A
Asset Allocation	Franklin Templeton Conservative Model Portfolio — Class II Adviser: FTFA / Subadviser: Franklin Advisers	0.89%	8.31%	N/A	N/A
International/Global Equity	Invesco V.I. EQV International Equity Fund — Series II Shares Adviser: Invesco Advisers, Inc. (“Invesco”)	1.15%	17.86%	8.15%	4.07%
Small/Mid Cap Equity	Invesco V.I. Main Street Small Cap Fund® — Series II Shares Adviser: Invesco	1.13%	17.82%	12.79%	8.66%
Small/Mid Cap Equity	Janus Henderson Enterprise Portfolio — Service Shares Adviser: Janus Henderson	0.97%	17.78%	13.14%	11.82%
International/Global Equity	Janus Henderson Global Research Portfolio — Service Shares Adviser: Janus Henderson	0.86%	26.47%	13.05%	8.74%
Small/Mid Cap Equity	Macquarie VIP Small Cap Value Series (formerly Delaware VIP® Small Cap Value Series) — Service Class Adviser: Delaware Management Company, a series of Macquarie Investment Management Business Trust (a Delaware statutory trust)	1.08%	9.10%	9.87%	6.77%
International Equity	MFS® International Intrinsic Value Portfolio — Service Class Adviser: Massachusetts Financial Services Company (“MFS”)	1.14%	17.37%	8.31%	6.66%
Large Cap Equity	MFS® Investors Trust Series — Service Class Adviser: MFS	1.03%	18.66%	13.27%	10.00%
Mid Cap Equity	MFS® Mid Cap Value Portfolio — Service Class Adviser: MFS	1.04%	12.39%	12.60%	8.46%
International/Global Equity	MFS® Research International Portfolio — Service Class Adviser: MFS	1.14%	12.83%	8.23%	3.89%
Type	Portfolio Adviser/Sub-adviser	Current Expenses*	Average Annual Total Returns (as of 12/31/23)
			1 year	5 year	10 year
Large Cap Equity	MFS® Research Series — Service Class Adviser: MFS	1.04%	22.12%	14.13%	10.55%
Sector	Morgan Stanley VIF U.S. Real Estate Portfolio — Class II Adviser: Morgan Stanley Investment Management Inc.	1.05%	14.22%	2.66%	4.26%
Small/Mid Cap Equity	Neuberger Berman AMT Mid Cap Growth Portfolio — Class S Adviser: Neuberger Berman Investment Advisers LLC	1.11%	17.96%	11.86%	8.69%
Investment Grade Bond	PIMCO VIT Income Portfolio — Advisor Class Adviser: PIMCO	1.13%	8.14%	3.22%	N/A
Investment Grade Bond	PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged) — Advisor Class Adviser: PIMCO	1.38%	8.91%	1.54%	N/A
Investment Grade Bond	PIMCO VIT Low Duration Portfolio — Advisor Class Adviser: PIMCO	0.79%	4.87%	0.88%	0.82%
Investment Grade Bond	PIMCO VIT Short-Term Portfolio — Advisor Class Adviser: PIMCO	0.76%	5.80%	2.02%	1.76%
Investment Grade Bond	PIMCO VIT Total Return Portfolio — Advisor Class Adviser: PIMCO	0.85%	5.83%	0.98%	1.60%
Sector	Principal VC Real Estate Securities Account — Class 2 Adviser: Principal Global Investors, LLC / Subadviser: Principal Real Estate Investors, LLC	1.04%	13.01%	8.24%	8.44%
International/Global Equity	Putnam VT International Value Fund — Class IB Adviser: Putnam Investment Management, LLC / Subadvisers: Putnam Investments Limited and The Putnam Advisory Company, LLC	1.13%	18.68%	9.70%	3.88%
Large Cap Equity	Voya Growth and Income Portfolio — Class S Adviser: Voya Investments, LLC / Subadviser: Voya Investment Management Co. LLC	0.92%	27.06%	15.90%	11.02%
Type	Portfolio Adviser/Sub-adviser	Current Expenses*	Average Annual Total Returns (as of 12/31/23)
			1 year	5 year	10 year
Investment Grade Bond	Western Asset Core Plus VIT Portfolio — Class II Adviser: FTFA / Subadvisers: Western Asset Management Company, LLC; Western Asset Management Company Limited in London; Western Asset Management Company Pte. Ltd. in Singapore; and Western Asset Management Company Ltd. in Japan	0.76%	6.44%	0.98%	N/A
*Current Expenses take into account expense reimbursement or fee waiver arrangements in place that are generally expected to continue through April 30, 2025 and may be terminated at any time thereafter at the option of the Fund. Annual expenses for the Portfolio for the year ended December 31, 2023 reflect temporary fee reductions under such an arrangement.+Closed for policyowners who were not invested in the Investment Division on November 13, 2017, and closed for other policyowners if all your Accumulation Value is removed from the Investment Division on or after November 13, 2017.++Closed for policyowners who were not invested in the Investment Division on November 23, 2020, and closed for other policyowners if all your Accumulation Value is removed from the Investment Division on or after November 23, 2020.
Prospectuses Available [Text Block]	The following is a list of Portfolios available under the policy, which is subject to change, as discussed in the prospectus. Depending on the optional benefits you choose, you may not be able to invest in certain Portfolios. You can find the prospectuses and other information about the Portfolios online at https://dfinview.com/NewYorkLife/TAHD/flex-iii. You can also request this information at no cost by calling the VPSC at 1-800-598-2019 or by sending an email request with your name and mailing address to FlexIIIProspectus@newyorklife.com. You may allocate your premium payments or other Accumulation Value to up to 18 different Investment Divisions at any one time in addition to the Fixed Account or the DCA Advantage Account. The current expenses and performance information below reflects fees and expenses of the Portfolios but does not reflect the other fees and expenses that your policy may charge. Expenses would be higher and performance would be lower if these charges were included. Each Portfolio’s past performance is not necessarily an indication of future performance.
Type	Portfolio Adviser/Sub-adviser	Current Expenses*	Average Annual Total Returns (as of 12/31/23)
			1 year	5 year	10 year
Large Cap Equity	MainStay VP American Century Sustainable Equity — Service Class Adviser: New York Life Investment Management LLC (“New York Life Investments”) / Subadviser: American Century Investment Management, Inc.	0.92%	24.08%	12.66%	8.46%
Asset Allocation	MainStay VP Balanced — Service Class Adviser: New York Life Investments / Subadviser: NYL Investors LLC (“NYL Investors”) and Wellington Management Company LLP (“Wellington”)	0.95%	7.28%	8.15%	5.90%
Investment Grade Bond	MainStay VP Bond — Service Class Adviser: New York Life Investments / Subadviser: NYL Investors	0.77%	5.31%	0.71%	1.45%
International/Global Equity	MainStay VP Candriam Emerging Markets Equity — Service Class+ Adviser: New York Life Investments / Subadviser: Candriam	1.39%	6.98%	2.24%	(0.17)%
Sector	MainStay VP CBRE Global Infrastructure — Service Class Adviser: New York Life Investments / Subadviser: CBRE Investment Management Listed Real Assets LLC	1.20%	3.80%	0.46%	(2.84)%
Asset Allocation	MainStay VP Conservative Allocation — Service Class Adviser: New York Life Investments	0.73%	10.02%	5.38%	3.82%
Type	Portfolio Adviser/Sub-adviser	Current Expenses*	Average Annual Total Returns (as of 12/31/23)
			1 year	5 year	10 year
Large Cap Equity	MainStay VP Epoch U.S. Equity Yield — Service Class Adviser: New York Life Investments / Subadviser: Epoch Investment Partners, Inc. (“Epoch”)	0.93%	8.42%	9.82%	6.91%
Asset Allocation	MainStay VP Equity Allocation — Service Class Adviser: New York Life Investments	0.86%	17.10%	10.45%	6.62%
Sector	MainStay VP Fidelity Institutional AM® Utilities — Service Class Adviser: New York Life Investments / Subadviser: FIAM LLC (“FIAM”)	0.92%	(1.71)%	8.14%	6.15%
Non-Investment Grade Bond	MainStay VP Floating Rate — Service Class Adviser: New York Life Investments / Subadviser: NYL Investors	0.89%	11.58%	4.69%	3.54%
Asset Allocation	MainStay VP Growth Allocation — Service Class Adviser: New York Life Investments	0.82%	15.20%	9.20%	5.96%
Alternatives	MainStay VP Hedge Multi-Strategy (formerly MainStay VP IQ Hedge Multi-Strategy) — Service Class Adviser: New York Life Investments / Subadviser: IndexIQ Advisors LLC (“IndexIQ”)	1.32%	9.98%	2.53%	(1.67)%
Asset Allocation	MainStay VP Income Builder — Service Class Adviser: New York Life Investments / Subadvisers: Epoch and MacKay Shields LLC (“MacKay”)	0.87%	9.78%	5.78%	4.75%
Asset Allocation	MainStay VP Janus Henderson Balanced — Service Class Adviser: New York Life Investments / Subadviser: Janus Henderson Investors US LLC (“Janus Henderson”)	0.82%	15.23%	9.48%	7.78%
Non-Investment Grade Bond	MainStay VP MacKay Convertible — Service Class Adviser: New York Life Investments / Subadviser: MacKay	0.83%	8.58%	11.31%	8.23%
Type	Portfolio Adviser/Sub-adviser	Current Expenses*	Average Annual Total Returns (as of 12/31/23)
			1 year	5 year	10 year
Non-Investment Grade Bond	MainStay VP MacKay High Yield Corporate Bond — Service Class Adviser: New York Life Investments / Subadviser: MacKay	0.83%	11.59%	5.04%	4.47%
Non-Investment Grade Bond	MainStay VP MacKay Strategic Bond — Service Class Adviser: New York Life Investments / Subadviser: MacKay	0.87%	9.92%	3.18%	2.49%
Investment Grade Bond	MainStay VP MacKay U.S. Infrastructure Bond (formerly MainStay VP MacKay Government) — Service Class Adviser: New York Life Investments / Subadviser: MacKay	0.81%	4.74%	0.05%	0.72%
Asset Allocation	MainStay VP Moderate Allocation — Service Class Adviser: New York Life Investments	0.76%	12.73%	7.20%	4.90%
Sector	MainStay VP Natural Resources — Initial Class Adviser: New York Life Investments / Subadviser: Newton Investment Management North America, LLC ("NIMNA")	0.84%	1.92%	18.96%	2.79%
Investment Grade Bond	MainStay VP PIMCO Real Return — Service Class Adviser: New York Life Investments / Subadviser: Pacific Investment Management Company LLC (“PIMCO”)	1.03%	3.46%	3.08%	2.01%
International/Global Equity	MainStay VP PineStone International Equity (formerly MainStay VP MacKay International Equity) — Service Class Adviser: New York Life Investments / Subadviser: PineStone Asset Management Inc.	1.11%	4.01%	5.10%	3.85%
Large Cap Equity	MainStay VP S&P 500 Index — Service Class Adviser: New York Life Investments / Subadviser: IndexIQ	0.37%	25.83%	15.25%	11.53%
Small/Mid Cap Equity	MainStay VP Small Cap Growth — Service Class Adviser: New York Life Investments / Subadvisers: Brown Advisory, LLC and Segall Bryant & Hamill, LLC	1.10%	15.22%	10.29%	7.26%
Type	Portfolio Adviser/Sub-adviser	Current Expenses*	Average Annual Total Returns (as of 12/31/23)
			1 year	5 year	10 year
Money Market	MainStay VP U.S. Government Money Market — Initial Class Adviser: New York Life Investments / Subadviser: NYL Investors	0.28%	4.81%	1.61%	0.99%
Large Cap Equity	MainStay VP Wellington Growth — Service Class+ Adviser: New York Life Investments / Subadviser: Wellington	0.97%	38.26%	13.51%	10.05%
Small/Mid Cap Equity	MainStay VP Wellington Mid Cap — Service Class Adviser: New York Life Investments / Subadviser: Wellington	1.11%	13.41%	7.93%	6.39%
Small/Mid Cap Equity	MainStay VP Wellington Small Cap — Service Class Adviser: New York Life Investments / Subadviser: Wellington	0.99%	13.60%	6.42%	5.99%
Large Cap Equity	MainStay VP Wellington U.S. Equity — Service Class Adviser: New York Life Investments / Subadviser: Wellington	0.81%	24.27%	12.88%	10.19%
Large Cap Equity	MainStay VP Winslow Large Cap Growth — Service Class Adviser: New York Life Investments / Subadviser: Winslow Capital Management, LLC	0.99%	42.70%	17.29%	13.18%
Large Cap Equity	AB VPS Relative Value Portfolio — Class B Adviser: AllianceBernstein L.P.	0.86%	11.72%	11.57%	9.05%
Asset Allocation	American Funds IS Asset Allocation Fund — Class 4 Adviser: Capital Research and Management CompanySM (“CRMC”)	0.80%	14.02%	8.92%	6.98%
Investment Grade Bond	American Funds IS The Bond Fund of America® — Class 4 Adviser: CRMC	0.73%	4.72%	1.62%	1.83%
Investment Grade Bond	American Funds IS Capital World Bond Fund® — Class 4 Adviser: CRMC	0.98%	5.89%	(0.56)%	0.12%
Type	Portfolio Adviser/Sub-adviser	Current Expenses*	Average Annual Total Returns (as of 12/31/23)
			1 year	5 year	10 year
International/Global Equity	American Funds IS Global Small Capitalization Fund — Class 4 Adviser: CRMC	1.16%	15.79%	8.03%	5.51%
Large Cap Equity	American Funds IS Growth Fund — Class 4 Adviser: CRMC	0.84%	38.13%	18.38%	14.07%
International/Global Equity	American Funds IS New World Fund® — Class 4 Adviser: CRMC	1.07%	15.67%	8.37%	4.43%
Investment Grade Bond	American Funds IS U.S. Government Securities Fund® — Class 4 Adviser: CRMC	0.76%	2.62%	0.79%	1.27%
Large Cap Equity	American Funds IS Washington Mutual Investors FundSM — Class 4 Adviser: CRMC	0.77%	16.97%	12.33%	9.64%
Asset Allocation	BlackRock® Global Allocation V.I. Fund — Class III Adviser: BlackRock Advisors, LLC (“BlackRock”) / Subadvisers: BlackRock (Singapore) Limited and BlackRock International Limited	1.02%	12.49%	7.39%	4.63%
Non-Investment Grade Bond	BlackRock® High Yield V.I. Fund — Class III Adviser: BlackRock / Subadviser: BlackRock International Limited	0.79%	12.94%	5.49%	4.21%
Sector	BNY Mellon IP Technology Growth Portfolio — Service Shares Adviser: BNY Mellon Investment Adviser, Inc. / Subadviser: NIMNA	1.03%	59.00%	15.31%	12.94%
Large Cap Equity	BNY Mellon Sustainable U.S. Equity Portfolio — Service Shares Adviser: BNY Mellon Investment Adviser, Inc. / Subadviser: Newton Investment Management Limited	0.92%	23.50%	14.85%	10.18%
Large Cap Equity	ClearBridge Variable Appreciation Portfolio — Class II Adviser: Franklin Templeton Fund Adviser, LLC ("FTFA") / Subadviser: ClearBridge Investments, LLC	0.97%	19.39%	13.79%	N/A
Type	Portfolio Adviser/Sub-adviser	Current Expenses*	Average Annual Total Returns (as of 12/31/23)
			1 year	5 year	10 year
Sector	Columbia Variable Portfolio — Commodity Strategy Fund — Class 2++ Adviser: Columbia Management Investment Advisers, LLC (“Columbia”) / Subadviser: Threadneedle International Limited	1.01%	(7.14)%	9.08%	(0.97)%
Non-Investment Grade Bond	Columbia Variable Portfolio — Emerging Markets Bond Fund — Class 2 Adviser: Columbia	1.00%	10.02%	1.57%	2.20%
Investment Grade Bond	Columbia Variable Portfolio — Intermediate Bond Fund — Class 2 Adviser: Columbia	0.76%	5.96%	1.34%	1.99%
Small/Mid Cap Equity	Columbia Variable Portfolio — Small Cap Value Fund — Class 2 Adviser: Columbia	1.11%	21.67%	13.39%	8.40%
Alternatives	DWS Alternative Asset Allocation VIP — Class B Adviser: DWS Investment Management Americas Inc. / Subadviser: RREEF America LLC	1.21%	5.67%	5.70%	2.63%
Investment Grade Bond	Fidelity® VIP Bond Index Portfolio — Service Class 2 Adviser: Fidelity Management & Research Company LLC (“FMR”) / Subadvisers: Other investment advisers	0.39%	5.13%	0.64%	N/A
Large Cap Equity	Fidelity® VIP ContrafundSM Portfolio — Service Class 2 Adviser: FMR / Subadvisers: Other investment advisers	0.81%	33.12%	16.36%	11.33%
International/Global Equity	Fidelity® VIP Emerging Markets Portfolio — Service Class 2 Adviser: FMR / Subadvisers: Other investment advisers	1.14%	9.49%	7.55%	4.92%
Large Cap Equity	Fidelity® VIP Equity-Income PortfolioSM — Service Class 2 Adviser: FMR / Subadvisers: Other investment advisers	0.72%	10.38%	12.01%	8.31%
Type	Portfolio Adviser/Sub-adviser	Current Expenses*	Average Annual Total Returns (as of 12/31/23)
			1 year	5 year	10 year
Small/Mid Cap Equity	Fidelity® VIP Extended Market Index Portfolio — Service Class 2 Adviser: FMR / Subadviser: Geode Capital Management, LLC (“Geode”)	0.38%	17.11%	11.02%	N/A
Asset Allocation	Fidelity® VIP FundsManager® 60% Portfolio — Service Class Adviser: FMR	0.71%	14.17%	8.61%	6.26%
Large Cap Equity	Fidelity® VIP Growth Opportunities Portfolio — Service Class 2 Adviser: FMR / Subadvisers: Other investment advisers	0.84%	45.30%	18.79%	15.44%
Sector	Fidelity® VIP Health Care Portfolio — Service Class 2 Adviser: FMR / Subadvisers: Other investment advisers	0.84%	4.01%	9.50%	10.39%
International/Global Equity	Fidelity® VIP International Index Portfolio — Service Class 2 Adviser: FMR / Subadviser: Geode	0.42%	15.88%	6.89%	N/A
Investment Grade Bond	Fidelity® VIP Investment Grade Bond Portfolio — Service Class 2 Adviser: FMR / Subadvisers: Other investment advisers	0.63%	6.00%	1.72%	2.08%
Small/Mid Cap Equity	Fidelity® VIP Mid Cap Portfolio — Service Class 2 Adviser: FMR / Subadvisers: Other investment advisers	0.82%	14.80%	12.17%	7.85%
Asset Allocation	Franklin Templeton Aggressive Model Portfolio — Class II Adviser: FTFA / Subadviser: Franklin Advisers, Inc. (“Franklin Advisers”)	0.91%	18.05%	N/A	N/A
Asset Allocation	Franklin Templeton Moderately Aggressive Model Portfolio — Class II Adviser: FTFA / Subadviser: Franklin Advisers	0.88%	15.53%	N/A	N/A
Asset Allocation	Franklin Templeton Moderate Model Portfolio — Class II Adviser: FTFA / Subadviser: Franklin Advisers	0.85%	13.18%	N/A	N/A
Type	Portfolio Adviser/Sub-adviser	Current Expenses*	Average Annual Total Returns (as of 12/31/23)
			1 year	5 year	10 year
Asset Allocation	Franklin Templeton Moderately Conservative Model Portfolio — Class II Adviser: FTFA / Subadviser: Franklin Advisers	0.85%	10.31%	N/A	N/A
Asset Allocation	Franklin Templeton Conservative Model Portfolio — Class II Adviser: FTFA / Subadviser: Franklin Advisers	0.89%	8.31%	N/A	N/A
International/Global Equity	Invesco V.I. EQV International Equity Fund — Series II Shares Adviser: Invesco Advisers, Inc. (“Invesco”)	1.15%	17.86%	8.15%	4.07%
Small/Mid Cap Equity	Invesco V.I. Main Street Small Cap Fund® — Series II Shares Adviser: Invesco	1.13%	17.82%	12.79%	8.66%
Small/Mid Cap Equity	Janus Henderson Enterprise Portfolio — Service Shares Adviser: Janus Henderson	0.97%	17.78%	13.14%	11.82%
International/Global Equity	Janus Henderson Global Research Portfolio — Service Shares Adviser: Janus Henderson	0.86%	26.47%	13.05%	8.74%
Small/Mid Cap Equity	Macquarie VIP Small Cap Value Series (formerly Delaware VIP® Small Cap Value Series) — Service Class Adviser: Delaware Management Company, a series of Macquarie Investment Management Business Trust (a Delaware statutory trust)	1.08%	9.10%	9.87%	6.77%
International Equity	MFS® International Intrinsic Value Portfolio — Service Class Adviser: Massachusetts Financial Services Company (“MFS”)	1.14%	17.37%	8.31%	6.66%
Large Cap Equity	MFS® Investors Trust Series — Service Class Adviser: MFS	1.03%	18.66%	13.27%	10.00%
Mid Cap Equity	MFS® Mid Cap Value Portfolio — Service Class Adviser: MFS	1.04%	12.39%	12.60%	8.46%
International/Global Equity	MFS® Research International Portfolio — Service Class Adviser: MFS	1.14%	12.83%	8.23%	3.89%
Type	Portfolio Adviser/Sub-adviser	Current Expenses*	Average Annual Total Returns (as of 12/31/23)
			1 year	5 year	10 year
Large Cap Equity	MFS® Research Series — Service Class Adviser: MFS	1.04%	22.12%	14.13%	10.55%
Sector	Morgan Stanley VIF U.S. Real Estate Portfolio — Class II Adviser: Morgan Stanley Investment Management Inc.	1.05%	14.22%	2.66%	4.26%
Small/Mid Cap Equity	Neuberger Berman AMT Mid Cap Growth Portfolio — Class S Adviser: Neuberger Berman Investment Advisers LLC	1.11%	17.96%	11.86%	8.69%
Investment Grade Bond	PIMCO VIT Income Portfolio — Advisor Class Adviser: PIMCO	1.13%	8.14%	3.22%	N/A
Investment Grade Bond	PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged) — Advisor Class Adviser: PIMCO	1.38%	8.91%	1.54%	N/A
Investment Grade Bond	PIMCO VIT Low Duration Portfolio — Advisor Class Adviser: PIMCO	0.79%	4.87%	0.88%	0.82%
Investment Grade Bond	PIMCO VIT Short-Term Portfolio — Advisor Class Adviser: PIMCO	0.76%	5.80%	2.02%	1.76%
Investment Grade Bond	PIMCO VIT Total Return Portfolio — Advisor Class Adviser: PIMCO	0.85%	5.83%	0.98%	1.60%
Sector	Principal VC Real Estate Securities Account — Class 2 Adviser: Principal Global Investors, LLC / Subadviser: Principal Real Estate Investors, LLC	1.04%	13.01%	8.24%	8.44%
International/Global Equity	Putnam VT International Value Fund — Class IB Adviser: Putnam Investment Management, LLC / Subadvisers: Putnam Investments Limited and The Putnam Advisory Company, LLC	1.13%	18.68%	9.70%	3.88%
Large Cap Equity	Voya Growth and Income Portfolio — Class S Adviser: Voya Investments, LLC / Subadviser: Voya Investment Management Co. LLC	0.92%	27.06%	15.90%	11.02%
Type	Portfolio Adviser/Sub-adviser	Current Expenses*	Average Annual Total Returns (as of 12/31/23)
			1 year	5 year	10 year
Investment Grade Bond	Western Asset Core Plus VIT Portfolio — Class II Adviser: FTFA / Subadvisers: Western Asset Management Company, LLC; Western Asset Management Company Limited in London; Western Asset Management Company Pte. Ltd. in Singapore; and Western Asset Management Company Ltd. in Japan	0.76%	6.44%	0.98%	N/A
*Current Expenses take into account expense reimbursement or fee waiver arrangements in place that are generally expected to continue through April 30, 2025 and may be terminated at any time thereafter at the option of the Fund. Annual expenses for the Portfolio for the year ended December 31, 2023 reflect temporary fee reductions under such an arrangement.+Closed for policyowners who were not invested in the Investment Division on November 13, 2017, and closed for other policyowners if all your Accumulation Value is removed from the Investment Division on or after November 13, 2017.++Closed for policyowners who were not invested in the Investment Division on November 23, 2020, and closed for other policyowners if all your Accumulation Value is removed from the Investment Division on or after November 23, 2020.
Portfolio Companies [Table Text Block]
Type	Portfolio Adviser/Sub-adviser	Current Expenses*	Average Annual Total Returns (as of 12/31/23)
			1 year	5 year	10 year
Large Cap Equity	MainStay VP American Century Sustainable Equity — Service Class Adviser: New York Life Investment Management LLC (“New York Life Investments”) / Subadviser: American Century Investment Management, Inc.	0.92%	24.08%	12.66%	8.46%
Asset Allocation	MainStay VP Balanced — Service Class Adviser: New York Life Investments / Subadviser: NYL Investors LLC (“NYL Investors”) and Wellington Management Company LLP (“Wellington”)	0.95%	7.28%	8.15%	5.90%
Investment Grade Bond	MainStay VP Bond — Service Class Adviser: New York Life Investments / Subadviser: NYL Investors	0.77%	5.31%	0.71%	1.45%
International/Global Equity	MainStay VP Candriam Emerging Markets Equity — Service Class+ Adviser: New York Life Investments / Subadviser: Candriam	1.39%	6.98%	2.24%	(0.17)%
Sector	MainStay VP CBRE Global Infrastructure — Service Class Adviser: New York Life Investments / Subadviser: CBRE Investment Management Listed Real Assets LLC	1.20%	3.80%	0.46%	(2.84)%
Asset Allocation	MainStay VP Conservative Allocation — Service Class Adviser: New York Life Investments	0.73%	10.02%	5.38%	3.82%
Type	Portfolio Adviser/Sub-adviser	Current Expenses*	Average Annual Total Returns (as of 12/31/23)
			1 year	5 year	10 year
Large Cap Equity	MainStay VP Epoch U.S. Equity Yield — Service Class Adviser: New York Life Investments / Subadviser: Epoch Investment Partners, Inc. (“Epoch”)	0.93%	8.42%	9.82%	6.91%
Asset Allocation	MainStay VP Equity Allocation — Service Class Adviser: New York Life Investments	0.86%	17.10%	10.45%	6.62%
Sector	MainStay VP Fidelity Institutional AM® Utilities — Service Class Adviser: New York Life Investments / Subadviser: FIAM LLC (“FIAM”)	0.92%	(1.71)%	8.14%	6.15%
Non-Investment Grade Bond	MainStay VP Floating Rate — Service Class Adviser: New York Life Investments / Subadviser: NYL Investors	0.89%	11.58%	4.69%	3.54%
Asset Allocation	MainStay VP Growth Allocation — Service Class Adviser: New York Life Investments	0.82%	15.20%	9.20%	5.96%
Alternatives	MainStay VP Hedge Multi-Strategy (formerly MainStay VP IQ Hedge Multi-Strategy) — Service Class Adviser: New York Life Investments / Subadviser: IndexIQ Advisors LLC (“IndexIQ”)	1.32%	9.98%	2.53%	(1.67)%
Asset Allocation	MainStay VP Income Builder — Service Class Adviser: New York Life Investments / Subadvisers: Epoch and MacKay Shields LLC (“MacKay”)	0.87%	9.78%	5.78%	4.75%
Asset Allocation	MainStay VP Janus Henderson Balanced — Service Class Adviser: New York Life Investments / Subadviser: Janus Henderson Investors US LLC (“Janus Henderson”)	0.82%	15.23%	9.48%	7.78%
Non-Investment Grade Bond	MainStay VP MacKay Convertible — Service Class Adviser: New York Life Investments / Subadviser: MacKay	0.83%	8.58%	11.31%	8.23%
Type	Portfolio Adviser/Sub-adviser	Current Expenses*	Average Annual Total Returns (as of 12/31/23)
			1 year	5 year	10 year
Non-Investment Grade Bond	MainStay VP MacKay High Yield Corporate Bond — Service Class Adviser: New York Life Investments / Subadviser: MacKay	0.83%	11.59%	5.04%	4.47%
Non-Investment Grade Bond	MainStay VP MacKay Strategic Bond — Service Class Adviser: New York Life Investments / Subadviser: MacKay	0.87%	9.92%	3.18%	2.49%
Investment Grade Bond	MainStay VP MacKay U.S. Infrastructure Bond (formerly MainStay VP MacKay Government) — Service Class Adviser: New York Life Investments / Subadviser: MacKay	0.81%	4.74%	0.05%	0.72%
Asset Allocation	MainStay VP Moderate Allocation — Service Class Adviser: New York Life Investments	0.76%	12.73%	7.20%	4.90%
Sector	MainStay VP Natural Resources — Initial Class Adviser: New York Life Investments / Subadviser: Newton Investment Management North America, LLC ("NIMNA")	0.84%	1.92%	18.96%	2.79%
Investment Grade Bond	MainStay VP PIMCO Real Return — Service Class Adviser: New York Life Investments / Subadviser: Pacific Investment Management Company LLC (“PIMCO”)	1.03%	3.46%	3.08%	2.01%
International/Global Equity	MainStay VP PineStone International Equity (formerly MainStay VP MacKay International Equity) — Service Class Adviser: New York Life Investments / Subadviser: PineStone Asset Management Inc.	1.11%	4.01%	5.10%	3.85%
Large Cap Equity	MainStay VP S&P 500 Index — Service Class Adviser: New York Life Investments / Subadviser: IndexIQ	0.37%	25.83%	15.25%	11.53%
Small/Mid Cap Equity	MainStay VP Small Cap Growth — Service Class Adviser: New York Life Investments / Subadvisers: Brown Advisory, LLC and Segall Bryant & Hamill, LLC	1.10%	15.22%	10.29%	7.26%
Type	Portfolio Adviser/Sub-adviser	Current Expenses*	Average Annual Total Returns (as of 12/31/23)
			1 year	5 year	10 year
Money Market	MainStay VP U.S. Government Money Market — Initial Class Adviser: New York Life Investments / Subadviser: NYL Investors	0.28%	4.81%	1.61%	0.99%
Large Cap Equity	MainStay VP Wellington Growth — Service Class+ Adviser: New York Life Investments / Subadviser: Wellington	0.97%	38.26%	13.51%	10.05%
Small/Mid Cap Equity	MainStay VP Wellington Mid Cap — Service Class Adviser: New York Life Investments / Subadviser: Wellington	1.11%	13.41%	7.93%	6.39%
Small/Mid Cap Equity	MainStay VP Wellington Small Cap — Service Class Adviser: New York Life Investments / Subadviser: Wellington	0.99%	13.60%	6.42%	5.99%
Large Cap Equity	MainStay VP Wellington U.S. Equity — Service Class Adviser: New York Life Investments / Subadviser: Wellington	0.81%	24.27%	12.88%	10.19%
Large Cap Equity	MainStay VP Winslow Large Cap Growth — Service Class Adviser: New York Life Investments / Subadviser: Winslow Capital Management, LLC	0.99%	42.70%	17.29%	13.18%
Large Cap Equity	AB VPS Relative Value Portfolio — Class B Adviser: AllianceBernstein L.P.	0.86%	11.72%	11.57%	9.05%
Asset Allocation	American Funds IS Asset Allocation Fund — Class 4 Adviser: Capital Research and Management CompanySM (“CRMC”)	0.80%	14.02%	8.92%	6.98%
Investment Grade Bond	American Funds IS The Bond Fund of America® — Class 4 Adviser: CRMC	0.73%	4.72%	1.62%	1.83%
Investment Grade Bond	American Funds IS Capital World Bond Fund® — Class 4 Adviser: CRMC	0.98%	5.89%	(0.56)%	0.12%
Type	Portfolio Adviser/Sub-adviser	Current Expenses*	Average Annual Total Returns (as of 12/31/23)
			1 year	5 year	10 year
International/Global Equity	American Funds IS Global Small Capitalization Fund — Class 4 Adviser: CRMC	1.16%	15.79%	8.03%	5.51%
Large Cap Equity	American Funds IS Growth Fund — Class 4 Adviser: CRMC	0.84%	38.13%	18.38%	14.07%
International/Global Equity	American Funds IS New World Fund® — Class 4 Adviser: CRMC	1.07%	15.67%	8.37%	4.43%
Investment Grade Bond	American Funds IS U.S. Government Securities Fund® — Class 4 Adviser: CRMC	0.76%	2.62%	0.79%	1.27%
Large Cap Equity	American Funds IS Washington Mutual Investors FundSM — Class 4 Adviser: CRMC	0.77%	16.97%	12.33%	9.64%
Asset Allocation	BlackRock® Global Allocation V.I. Fund — Class III Adviser: BlackRock Advisors, LLC (“BlackRock”) / Subadvisers: BlackRock (Singapore) Limited and BlackRock International Limited	1.02%	12.49%	7.39%	4.63%
Non-Investment Grade Bond	BlackRock® High Yield V.I. Fund — Class III Adviser: BlackRock / Subadviser: BlackRock International Limited	0.79%	12.94%	5.49%	4.21%
Sector	BNY Mellon IP Technology Growth Portfolio — Service Shares Adviser: BNY Mellon Investment Adviser, Inc. / Subadviser: NIMNA	1.03%	59.00%	15.31%	12.94%
Large Cap Equity	BNY Mellon Sustainable U.S. Equity Portfolio — Service Shares Adviser: BNY Mellon Investment Adviser, Inc. / Subadviser: Newton Investment Management Limited	0.92%	23.50%	14.85%	10.18%
Large Cap Equity	ClearBridge Variable Appreciation Portfolio — Class II Adviser: Franklin Templeton Fund Adviser, LLC ("FTFA") / Subadviser: ClearBridge Investments, LLC	0.97%	19.39%	13.79%	N/A
Type	Portfolio Adviser/Sub-adviser	Current Expenses*	Average Annual Total Returns (as of 12/31/23)
			1 year	5 year	10 year
Sector	Columbia Variable Portfolio — Commodity Strategy Fund — Class 2++ Adviser: Columbia Management Investment Advisers, LLC (“Columbia”) / Subadviser: Threadneedle International Limited	1.01%	(7.14)%	9.08%	(0.97)%
Non-Investment Grade Bond	Columbia Variable Portfolio — Emerging Markets Bond Fund — Class 2 Adviser: Columbia	1.00%	10.02%	1.57%	2.20%
Investment Grade Bond	Columbia Variable Portfolio — Intermediate Bond Fund — Class 2 Adviser: Columbia	0.76%	5.96%	1.34%	1.99%
Small/Mid Cap Equity	Columbia Variable Portfolio — Small Cap Value Fund — Class 2 Adviser: Columbia	1.11%	21.67%	13.39%	8.40%
Alternatives	DWS Alternative Asset Allocation VIP — Class B Adviser: DWS Investment Management Americas Inc. / Subadviser: RREEF America LLC	1.21%	5.67%	5.70%	2.63%
Investment Grade Bond	Fidelity® VIP Bond Index Portfolio — Service Class 2 Adviser: Fidelity Management & Research Company LLC (“FMR”) / Subadvisers: Other investment advisers	0.39%	5.13%	0.64%	N/A
Large Cap Equity	Fidelity® VIP ContrafundSM Portfolio — Service Class 2 Adviser: FMR / Subadvisers: Other investment advisers	0.81%	33.12%	16.36%	11.33%
International/Global Equity	Fidelity® VIP Emerging Markets Portfolio — Service Class 2 Adviser: FMR / Subadvisers: Other investment advisers	1.14%	9.49%	7.55%	4.92%
Large Cap Equity	Fidelity® VIP Equity-Income PortfolioSM — Service Class 2 Adviser: FMR / Subadvisers: Other investment advisers	0.72%	10.38%	12.01%	8.31%
Type	Portfolio Adviser/Sub-adviser	Current Expenses*	Average Annual Total Returns (as of 12/31/23)
			1 year	5 year	10 year
Small/Mid Cap Equity	Fidelity® VIP Extended Market Index Portfolio — Service Class 2 Adviser: FMR / Subadviser: Geode Capital Management, LLC (“Geode”)	0.38%	17.11%	11.02%	N/A
Asset Allocation	Fidelity® VIP FundsManager® 60% Portfolio — Service Class Adviser: FMR	0.71%	14.17%	8.61%	6.26%
Large Cap Equity	Fidelity® VIP Growth Opportunities Portfolio — Service Class 2 Adviser: FMR / Subadvisers: Other investment advisers	0.84%	45.30%	18.79%	15.44%
Sector	Fidelity® VIP Health Care Portfolio — Service Class 2 Adviser: FMR / Subadvisers: Other investment advisers	0.84%	4.01%	9.50%	10.39%
International/Global Equity	Fidelity® VIP International Index Portfolio — Service Class 2 Adviser: FMR / Subadviser: Geode	0.42%	15.88%	6.89%	N/A
Investment Grade Bond	Fidelity® VIP Investment Grade Bond Portfolio — Service Class 2 Adviser: FMR / Subadvisers: Other investment advisers	0.63%	6.00%	1.72%	2.08%
Small/Mid Cap Equity	Fidelity® VIP Mid Cap Portfolio — Service Class 2 Adviser: FMR / Subadvisers: Other investment advisers	0.82%	14.80%	12.17%	7.85%
Asset Allocation	Franklin Templeton Aggressive Model Portfolio — Class II Adviser: FTFA / Subadviser: Franklin Advisers, Inc. (“Franklin Advisers”)	0.91%	18.05%	N/A	N/A
Asset Allocation	Franklin Templeton Moderately Aggressive Model Portfolio — Class II Adviser: FTFA / Subadviser: Franklin Advisers	0.88%	15.53%	N/A	N/A
Asset Allocation	Franklin Templeton Moderate Model Portfolio — Class II Adviser: FTFA / Subadviser: Franklin Advisers	0.85%	13.18%	N/A	N/A
Type	Portfolio Adviser/Sub-adviser	Current Expenses*	Average Annual Total Returns (as of 12/31/23)
			1 year	5 year	10 year
Asset Allocation	Franklin Templeton Moderately Conservative Model Portfolio — Class II Adviser: FTFA / Subadviser: Franklin Advisers	0.85%	10.31%	N/A	N/A
Asset Allocation	Franklin Templeton Conservative Model Portfolio — Class II Adviser: FTFA / Subadviser: Franklin Advisers	0.89%	8.31%	N/A	N/A
International/Global Equity	Invesco V.I. EQV International Equity Fund — Series II Shares Adviser: Invesco Advisers, Inc. (“Invesco”)	1.15%	17.86%	8.15%	4.07%
Small/Mid Cap Equity	Invesco V.I. Main Street Small Cap Fund® — Series II Shares Adviser: Invesco	1.13%	17.82%	12.79%	8.66%
Small/Mid Cap Equity	Janus Henderson Enterprise Portfolio — Service Shares Adviser: Janus Henderson	0.97%	17.78%	13.14%	11.82%
International/Global Equity	Janus Henderson Global Research Portfolio — Service Shares Adviser: Janus Henderson	0.86%	26.47%	13.05%	8.74%
Small/Mid Cap Equity	Macquarie VIP Small Cap Value Series (formerly Delaware VIP® Small Cap Value Series) — Service Class Adviser: Delaware Management Company, a series of Macquarie Investment Management Business Trust (a Delaware statutory trust)	1.08%	9.10%	9.87%	6.77%
International Equity	MFS® International Intrinsic Value Portfolio — Service Class Adviser: Massachusetts Financial Services Company (“MFS”)	1.14%	17.37%	8.31%	6.66%
Large Cap Equity	MFS® Investors Trust Series — Service Class Adviser: MFS	1.03%	18.66%	13.27%	10.00%
Mid Cap Equity	MFS® Mid Cap Value Portfolio — Service Class Adviser: MFS	1.04%	12.39%	12.60%	8.46%
International/Global Equity	MFS® Research International Portfolio — Service Class Adviser: MFS	1.14%	12.83%	8.23%	3.89%
Type	Portfolio Adviser/Sub-adviser	Current Expenses*	Average Annual Total Returns (as of 12/31/23)
			1 year	5 year	10 year
Large Cap Equity	MFS® Research Series — Service Class Adviser: MFS	1.04%	22.12%	14.13%	10.55%
Sector	Morgan Stanley VIF U.S. Real Estate Portfolio — Class II Adviser: Morgan Stanley Investment Management Inc.	1.05%	14.22%	2.66%	4.26%
Small/Mid Cap Equity	Neuberger Berman AMT Mid Cap Growth Portfolio — Class S Adviser: Neuberger Berman Investment Advisers LLC	1.11%	17.96%	11.86%	8.69%
Investment Grade Bond	PIMCO VIT Income Portfolio — Advisor Class Adviser: PIMCO	1.13%	8.14%	3.22%	N/A
Investment Grade Bond	PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged) — Advisor Class Adviser: PIMCO	1.38%	8.91%	1.54%	N/A
Investment Grade Bond	PIMCO VIT Low Duration Portfolio — Advisor Class Adviser: PIMCO	0.79%	4.87%	0.88%	0.82%
Investment Grade Bond	PIMCO VIT Short-Term Portfolio — Advisor Class Adviser: PIMCO	0.76%	5.80%	2.02%	1.76%
Investment Grade Bond	PIMCO VIT Total Return Portfolio — Advisor Class Adviser: PIMCO	0.85%	5.83%	0.98%	1.60%
Sector	Principal VC Real Estate Securities Account — Class 2 Adviser: Principal Global Investors, LLC / Subadviser: Principal Real Estate Investors, LLC	1.04%	13.01%	8.24%	8.44%
International/Global Equity	Putnam VT International Value Fund — Class IB Adviser: Putnam Investment Management, LLC / Subadvisers: Putnam Investments Limited and The Putnam Advisory Company, LLC	1.13%	18.68%	9.70%	3.88%
Large Cap Equity	Voya Growth and Income Portfolio — Class S Adviser: Voya Investments, LLC / Subadviser: Voya Investment Management Co. LLC	0.92%	27.06%	15.90%	11.02%
Type	Portfolio Adviser/Sub-adviser	Current Expenses*	Average Annual Total Returns (as of 12/31/23)
			1 year	5 year	10 year
Investment Grade Bond	Western Asset Core Plus VIT Portfolio — Class II Adviser: FTFA / Subadvisers: Western Asset Management Company, LLC; Western Asset Management Company Limited in London; Western Asset Management Company Pte. Ltd. in Singapore; and Western Asset Management Company Ltd. in Japan	0.76%	6.44%	0.98%	N/A

Portfolio Company Objective [Text Block]	Type
Temporary Fee Reductions, Current Expenses [Text Block]	Current Expenses take into account expense reimbursement or fee waiver arrangements in place that are generally expected to continue through April 30, 2025 and may be terminated at any time thereafter at the option of the Fund. Annual expenses for the Portfolio for the year ended December 31, 2023 reflect temporary fee reductions under such an arrangement.
NYL Flexible Premium Variable Annuity III | LiquidityRiskMember
Prospectus:
Principal Risk [Text Block]	Liquidity Risk. This policy is not designed for short-term investing and is not appropriate for an investor who needs ready access to cash. Surrender charges apply for up to the first nine Policy Years. They will reduce the value of your policy if you withdraw money during that time. If you need to make early or excess withdrawals, they could substantially reduce or even terminate the benefits available under the policy. There may be adverse tax consequences if you make early withdrawals under the policy. The benefits of tax deferral and the policy’s living benefit protections also mean the policy is better for investors with a long time horizon.
NYL Flexible Premium Variable Annuity III | ConditionsToPolicyBenefitsMember
Prospectus:
Principal Risk [Text Block]	Conditions to Policy Benefits. Certain benefits under the policy are contingent on several conditions being met. If those conditions are not met you may not realize a benefit from the policy or the optional benefits for which you have been charged a fee. For example: •You may need to take early or excess withdrawals which have the potential to substantially reduce or terminate the Standard Death Benefit available under the policy. Withdrawals could reduce the value of the Standard Death Benefit by more than the dollar amount of the withdrawal.•The Future Income Rider allows you to purchase a future stream of guaranteed income, however there are limits as to the amount of future income that can be purchased and you are subject to an initial waiting period. Additionally, you must make all purchases at least two years before the Future Income Start Date or annuitization of the base policy, whichever comes first.•The Annual Death Benefit Reset Rider only provides a benefit if your policy value increases over time. In addition, withdrawals will reduce the value of the benefits in proportion to the amount of the withdrawal relative to the total policy value at the time of the withdrawal. Accordingly, under certain circumstances, a withdrawal could reduce the value of the ADBR benefit by more than the dollar amount of the withdrawal.•The Living Needs Benefit/Unemployment Rider only provides a benefit after the policy has been in force for at least one year and only if a Qualifying Event occurs, and requires a minimum Accumulation Value of $5,000.•The Waiver of Surrender Charges for Home Health Care Qualifying Event Rider only provides a benefit if you are 76 or older when you purchase the policy and if you receive Home Health Care Services from a Home Health Care Provider for at least 60 days during the 6 months immediately prior to requesting a partial withdrawal or surrender.
NYL Flexible Premium Variable Annuity III | AlternativesToThePolicyMember
Prospectus:
Principal Risk [Text Block]	Alternatives to the Policy. Other policies or investments may provide more favorable returns or benefits than the policy and may have lower fees and expenses.
NYL Flexible Premium Variable Annuity III | InvestmentRestrictionsMember
Prospectus:
Principal Risk [Text Block]	Investment Restrictions. We reserve the right to limit transfers, and we reserve the right to charge $30 for each transfer when you transfer money to or from the Investment Divisions and the Fixed Account more than 12 times in a Policy Year. We also reserve the right to terminate certain policy features such as dollar cost averaging, Automatic Asset Rebalancing, Asset Allocation Models and Interest Sweep. We may impose limits on the minimum and maximum amounts that you may invest in the policy or other transaction limits that may limit your use of the policy. In addition, we reserve the right to remove Investment Divisions or substitute Portfolios as investment options that are available under the policy.
NYL Flexible Premium Variable Annuity III | PotentiallyHarmfulTransferActivityMember
Prospectus:
Principal Risk [Text Block]	Potentially Harmful Transfer Activity. This policy is not designed as a vehicle for market timing. Accordingly, your ability to make transfers under the policy is subject to limitation if we determine, in our sole opinion, that the exercise of that privilege may disadvantage or potentially hurt the rights or interests of other policyowners. We have limitations and restrictions on transfer activity, which we apply to all owners of the policy without exception. (See “THE POLICIES–Limits on Transfers” for more information.) We cannot guarantee that these limitations and restrictions will be effective in detecting and preventing all transfer activity that could potentially disadvantage or hurt the rights or interests of other policyowners. Potentially harmful transfer activity could result in reduced performance results for one or more Investment Divisions, due to among other things: •Portfolio management decisions driven by the need to maintain higher than normal liquidity or the inability to sustain an investment objective;•Increased administrative and Fund brokerage expenses; and/or•Dilution of the interests of long-term investors.A Portfolio may reject any order from us if it suspects potentially harmful transfer activity, thereby preventing us from implementing your Request for a transfer. (See “THE POLICIES–Limits on Transfers” for more information on the risks of frequent trading.)
NYL Flexible Premium Variable Annuity III | FeesandChargesMember
Prospectus:
Principal Risk [Text Block]	Fees and Charges. Deduction of policy fees and charges (including surrender charges), and optional benefit fees, may result in loss of principal. We reserve the right to increase the fees and charges under the policy and optional benefits up to the maximum guaranteed fees and charges stated on your Policy Data Page. The amount of premium-based M&E Charges assessed to your policy will be unaffected by fluctuations in market performance. In a rising market, the premium-based M&E Charge structure will benefit the policyowner because the premium-based M&E Charge, when calculated as a percentage of separate account assets, will be reduced. In a flat or declining market, the premium-based M&E Charge structure will result in an increase in the charge when calculated against separate account assets. The amount of Accumulation Value-based M&E Charges assessed to your policy will be affected by fluctuations in market performance. However, the Accumulation Value-based M&E Charge structure may be more advantageous in a flat or declining market and disadvantageous in a rising market.
NYL Flexible Premium Variable Annuity III | FixedAccountRatesMember
Prospectus:
Principal Risk [Text Block]	Fixed Account Rates. The rate we declare for the Fixed Account may be lower than you would find acceptable.
NYL Flexible Premium Variable Annuity III | DCAAdvantageAccountRatesMember
Prospectus:
Principal Risk [Text Block]	DCA Advantage Account Rates. The crediting rate that we declare for the DCA Advantage Account may be lower than what you would find acceptable.
NYL Flexible Premium Variable Annuity III | AdverseTaxConsequencesMember
Prospectus:
Principal Risk [Text Block]	Adverse Tax Consequences. There are a number of tax risks that may arise in connection with purchasing the policy. These risks include: (1) the possibility that the Internal Revenue Service (“IRS”) may interpret the rules that apply to variable annuities in a manner that could result in you being treated as the owner of your policy’s pro rata portion of the assets of the Separate Account; (2) the possibility that the IRS may take the position that the policy does not qualify as an annuity for federal tax purposes resulting in the loss of favorable tax treatment accorded your policy; and (3) the possibility of a change in the present federal income tax laws that apply to your policy, or of the current interpretations by the IRS, which may change from time to time without notice, and could have retroactive effects regardless of the date of enactment or publication, as the case may be.
NYL Flexible Premium Variable Annuity III | RisksAffectingOurAdministrationOfYourPolicyMember
Prospectus:
Principal Risk [Text Block]	Risks Affecting our Administration of Your Policy. NYLIAC’s business activity and operations, and/or the activities and operations of our service providers and business partners, are subject to certain risks, including, those resulting from information systems failures, cyberattack/ransomware, or current or future outbreaks of infectious diseases, viruses (including COVID-19), epidemics or pandemics (“serious infectious disease outbreaks”). These risks are common to all insurers and financial service providers and may materially impact our ability to administer the policy (and to keep policyowner information confidential). (See “ADDITIONAL INFORMATION ABOUT RISKS (Non-Principal Risks)” for more information.)
NYL Flexible Premium Variable Annuity III | Risk of Loss [Member]
Prospectus:
Risk [Text Block]	You can lose money by investing in this policy.
Principal Risk [Text Block]	Poor Investment Performance. You can lose money by investing in this policy, including loss of principal. An investment in this policy is subject to the risk of poor investment performance and can vary depending on the performance of the Allocation Options you choose. You bear the risk of any decline in your policy’s value resulting from the performance of the Portfolios you have chosen. Amounts allocated to a Portfolio or an Asset Allocation Model are subject to the risks inherent in the securities markets and, specifically, to price fluctuations in the Portfolio’s investments. Each investment option (including the Fixed Account) has its own unique risks. For more information about the risks of investing in a particular Portfolio, see that Portfolio's prospectus, which can be found online at https://dfinview.com/NewYorkLife/TAHD/flex-iii. You can also request this information at no cost by calling the VPSC at 1-800-598-2019 or by sending an email request with your name and mailing address to FlexIIIProspectus@newyorklife.com. You should review the prospectuses for the available Portfolios before making an investment decision.
NYL Flexible Premium Variable Annuity III | Not Short Term Investment Risk [Member]
Prospectus:
Risk [Text Block]	This policy is not designed for short-term investing and is not appropriate for an investor who readily needs access to cash. Surrender charges apply for up to the first nine Policy Years. They will reduce the value of your policy if you withdraw money during that time. The benefits of tax deferral and living benefit protections also mean the policy is more beneficial to investors with a long time horizon.
NYL Flexible Premium Variable Annuity III | Investment Options Risk [Member]
Prospectus:
Risk [Text Block]	•An investment in this policy is subject to the risk of poor investment performance and can vary depending on the performance of the variable investment options (e.g.,Portfolios) and guaranteed options (e.g., the Fixed Account and DCA Advantage Account) you choose.•Each investment option has its own unique risks.•You should review the prospectuses for the available Portfolios and the description in this prospectus of the Fixed Account and the DCA Advantage Account before making an investment decision.
NYL Flexible Premium Variable Annuity III | Insurance Company Risk [Member]
Prospectus:
Risk [Text Block]	An investment in the policy is subject to the risks related to NYLIAC, including that any obligations, guarantees, and benefits of the policy are subject to the claims-paying ability of NYLIAC. If NYLIAC experiences financial distress, it may not be able to meet its obligations to you. More information about NYLIAC is available upon request from NYLIAC by calling the VPSC at 1-800-598-2019.
Principal Risk [Text Block]	Insurance Company Risks. Any obligations (including those of the Fixed Account), guarantees, and benefits of the policy are subject to the claims-paying ability of NYLIAC. If NYLIAC experiences financial distress, it may not be able to meet its obligations to you. More information about NYLIAC is available upon request from NYLIAC by calling the VPSC at 1-800-598-2019.
NYL Flexible Premium Variable Annuity III | MainstayVPAmericanCenturySustainableEquityPortfolioServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Large Cap Equity
Portfolio Company Name [Text Block]	MainStay VP American Century Sustainable Equity — Service Class
Portfolio Company Adviser [Text Block]	New York Life Investment Management LLC (“New York Life Investments”)
Portfolio Company Subadviser [Text Block]	American Century Investment Management, Inc.
Current Expenses [Percent]	0.92%
Average Annual Total Returns, 1 Year [Percent]	24.08%
Average Annual Total Returns, 5 Years [Percent]	12.66%
Average Annual Total Returns, 10 Years [Percent]	8.46%
NYL Flexible Premium Variable Annuity III | MainstayVPBalancedPortfolioServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	MainStay VP Balanced — Service Class
Portfolio Company Adviser [Text Block]	New York Life Investments
Portfolio Company Subadviser [Text Block]	NYL Investors LLC (“NYL Investors”) and Wellington Management Company LLP (“Wellington”)
Current Expenses [Percent]	0.95%
Average Annual Total Returns, 1 Year [Percent]	7.28%
Average Annual Total Returns, 5 Years [Percent]	8.15%
Average Annual Total Returns, 10 Years [Percent]	5.90%
NYL Flexible Premium Variable Annuity III | MainstayVPBondPortfolioServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	InvestmentGrade Bond
Portfolio Company Name [Text Block]	MainStay VP Bond — Service Class
Portfolio Company Adviser [Text Block]	New York Life Investments
Portfolio Company Subadviser [Text Block]	NYL Investors
Current Expenses [Percent]	0.77%
Average Annual Total Returns, 1 Year [Percent]	5.31%
Average Annual Total Returns, 5 Years [Percent]	0.71%
Average Annual Total Returns, 10 Years [Percent]	1.45%
NYL Flexible Premium Variable Annuity III | MainstayVPCandriamEmergingMarketsPortfolioServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	International/GlobalEquity
Portfolio Company Name [Text Block]	MainStay VP Candriam Emerging Markets Equity — Service Class
Portfolio Company Adviser [Text Block]	New York Life Investments
Portfolio Company Subadviser [Text Block]	Candriam
Current Expenses [Percent]	1.39%
Average Annual Total Returns, 1 Year [Percent]	6.98%
Average Annual Total Returns, 5 Years [Percent]	2.24%
Average Annual Total Returns, 10 Years [Percent]	(0.17%)
NYL Flexible Premium Variable Annuity III | MainstayVPCBREGlobalInfrastructurePortfolioServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Sector
Portfolio Company Name [Text Block]	MainStay VP CBRE Global Infrastructure — Service Class
Portfolio Company Adviser [Text Block]	New York Life Investments
Portfolio Company Subadviser [Text Block]	CBRE Investment Management Listed Real Assets LLC
Current Expenses [Percent]	1.20%
Average Annual Total Returns, 1 Year [Percent]	3.80%
Average Annual Total Returns, 5 Years [Percent]	0.46%
Average Annual Total Returns, 10 Years [Percent]	(2.84%)
NYL Flexible Premium Variable Annuity III | MainstayVPConservativeAllocationPortfolioServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	MainStay VP Conservative Allocation — Service Class
Portfolio Company Adviser [Text Block]	New York Life Investments
Current Expenses [Percent]	0.73%
Average Annual Total Returns, 1 Year [Percent]	10.02%
Average Annual Total Returns, 5 Years [Percent]	5.38%
Average Annual Total Returns, 10 Years [Percent]	3.82%
NYL Flexible Premium Variable Annuity III | MainstayVPEpochUSEquityYieldPortfolioServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Large Cap Equity
Portfolio Company Name [Text Block]	MainStay VP Epoch U.S. Equity Yield — Service Class
Portfolio Company Adviser [Text Block]	New York Life Investments
Portfolio Company Subadviser [Text Block]	Epoch Investment Partners, Inc. (“Epoch”)
Current Expenses [Percent]	0.93%
Average Annual Total Returns, 1 Year [Percent]	8.42%
Average Annual Total Returns, 5 Years [Percent]	9.82%
Average Annual Total Returns, 10 Years [Percent]	6.91%
NYL Flexible Premium Variable Annuity III | MainstayVPEquityAllocationPortfolioServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	MainStay VP Equity Allocation — Service Class
Portfolio Company Adviser [Text Block]	New York Life Investments
Current Expenses [Percent]	0.86%
Average Annual Total Returns, 1 Year [Percent]	17.10%
Average Annual Total Returns, 5 Years [Percent]	10.45%
Average Annual Total Returns, 10 Years [Percent]	6.62%
NYL Flexible Premium Variable Annuity III | MainstayVPFidelityInstitutionalAMUtilitiesPortfolioServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Sector
Portfolio Company Name [Text Block]	MainStay VP Fidelity Institutional AM®Utilities — Service Class
Portfolio Company Adviser [Text Block]	New York Life Investments
Portfolio Company Subadviser [Text Block]	FIAM LLC (“FIAM”)
Current Expenses [Percent]	0.92%
Average Annual Total Returns, 1 Year [Percent]	(1.71%)
Average Annual Total Returns, 5 Years [Percent]	8.14%
Average Annual Total Returns, 10 Years [Percent]	6.15%
NYL Flexible Premium Variable Annuity III | MainstayVPFloatingRatePortfolioServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Non-InvestmentGrade Bond
Portfolio Company Name [Text Block]	MainStay VP Floating Rate — Service Class
Portfolio Company Adviser [Text Block]	New York Life Investments
Portfolio Company Subadviser [Text Block]	NYL Investors
Current Expenses [Percent]	0.89%
Average Annual Total Returns, 1 Year [Percent]	11.58%
Average Annual Total Returns, 5 Years [Percent]	4.69%
Average Annual Total Returns, 10 Years [Percent]	3.54%
NYL Flexible Premium Variable Annuity III | MainstayVPGrowthAllocationPortfolioServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	MainStay VP Growth Allocation — Service Class
Portfolio Company Adviser [Text Block]	New York Life Investments
Current Expenses [Percent]	0.82%
Average Annual Total Returns, 1 Year [Percent]	15.20%
Average Annual Total Returns, 5 Years [Percent]	9.20%
Average Annual Total Returns, 10 Years [Percent]	5.96%
NYL Flexible Premium Variable Annuity III | MainstayVPHedgeMultiStrategyServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Alternatives
Portfolio Company Name [Text Block]	MainStay VP Hedge Multi-Strategy (formerly MainStay VP IQ Hedge Multi-Strategy) — Service Class
Portfolio Company Adviser [Text Block]	New York Life Investments
Portfolio Company Subadviser [Text Block]	IndexIQ Advisors LLC (“IndexIQ”)
Current Expenses [Percent]	1.32%
Average Annual Total Returns, 1 Year [Percent]	9.98%
Average Annual Total Returns, 5 Years [Percent]	2.53%
Average Annual Total Returns, 10 Years [Percent]	(1.67%)
NYL Flexible Premium Variable Annuity III | MainstayVPIncomeBuilderServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	MainStay VP Income Builder — Service Class
Portfolio Company Adviser [Text Block]	New York Life Investments
Portfolio Company Subadviser [Text Block]	Epoch and MacKay Shields LLC (“MacKay”)
Current Expenses [Percent]	0.87%
Average Annual Total Returns, 1 Year [Percent]	9.78%
Average Annual Total Returns, 5 Years [Percent]	5.78%
Average Annual Total Returns, 10 Years [Percent]	4.75%
NYL Flexible Premium Variable Annuity III | MainstayVPJanusHendersonBalancedPortfolioServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	MainStay VP Janus Henderson Balanced — Service Class
Portfolio Company Adviser [Text Block]	New York Life Investments
Portfolio Company Subadviser [Text Block]	Janus Henderson Investors US LLC (“Janus Henderson”)
Current Expenses [Percent]	0.82%
Average Annual Total Returns, 1 Year [Percent]	15.23%
Average Annual Total Returns, 5 Years [Percent]	9.48%
Average Annual Total Returns, 10 Years [Percent]	7.78%
NYL Flexible Premium Variable Annuity III | MainstayVPMackayConvertiblePortfolioServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Non-InvestmentGrade Bond
Portfolio Company Name [Text Block]	MainStay VP MacKay Convertible — Service Class
Portfolio Company Adviser [Text Block]	New York Life Investments
Portfolio Company Subadviser [Text Block]	MacKay
Current Expenses [Percent]	0.83%
Average Annual Total Returns, 1 Year [Percent]	8.58%
Average Annual Total Returns, 5 Years [Percent]	11.31%
Average Annual Total Returns, 10 Years [Percent]	8.23%
NYL Flexible Premium Variable Annuity III | MainstayVPMackayHighYieldCorporateBondPortfolioServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Non-InvestmentGrade Bond
Portfolio Company Name [Text Block]	MainStay VP MacKay High Yield Corporate Bond — Service Class
Portfolio Company Adviser [Text Block]	New York Life Investments
Portfolio Company Subadviser [Text Block]	MacKay
Current Expenses [Percent]	0.83%
Average Annual Total Returns, 1 Year [Percent]	11.59%
Average Annual Total Returns, 5 Years [Percent]	5.04%
Average Annual Total Returns, 10 Years [Percent]	4.47%
NYL Flexible Premium Variable Annuity III | Member
Prospectus:
Portfolio Company Objective [Text Block]	Non-InvestmentGrade Bond
Current Expenses [Percent]	0.87%
Average Annual Total Returns, 1 Year [Percent]	9.92%
Average Annual Total Returns, 5 Years [Percent]	3.18%
Average Annual Total Returns, 10 Years [Percent]	2.49%
NYL Flexible Premium Variable Annuity III | MainStayVPMacKayUSInfrastructureBondServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	InvestmentGrade Bond
Portfolio Company Name [Text Block]	MainStay VP MacKay U.S. Infrastructure Bond (formerly MainStay VP MacKay Government) — Service Class
Portfolio Company Adviser [Text Block]	New York Life Investments
Portfolio Company Subadviser [Text Block]	MacKay
Current Expenses [Percent]	0.81%
Average Annual Total Returns, 1 Year [Percent]	4.74%
Average Annual Total Returns, 5 Years [Percent]	0.05%
Average Annual Total Returns, 10 Years [Percent]	0.72%
NYL Flexible Premium Variable Annuity III | MainstayVPModerateAllocationPortfolioServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	MainStay VP Moderate Allocation — Service Class
Portfolio Company Adviser [Text Block]	New York Life Investments
Current Expenses [Percent]	0.76%
Average Annual Total Returns, 1 Year [Percent]	12.73%
Average Annual Total Returns, 5 Years [Percent]	7.20%
Average Annual Total Returns, 10 Years [Percent]	4.90%
NYL Flexible Premium Variable Annuity III | MainstayVPNaturalResourcesPortfolioInitialClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Sector
Portfolio Company Name [Text Block]	MainStay VP Natural Resources — Initial Class
Portfolio Company Adviser [Text Block]	New York Life Investments
Portfolio Company Subadviser [Text Block]	Newton Investment Management North America, LLC ("NIMNA")
Current Expenses [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	1.92%
Average Annual Total Returns, 5 Years [Percent]	18.96%
Average Annual Total Returns, 10 Years [Percent]	2.79%
NYL Flexible Premium Variable Annuity III | MainstayVPPIMCORealReturnPortfolioServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	InvestmentGrade Bond
Portfolio Company Name [Text Block]	MainStay VP PIMCO Real Return — Service Class
Portfolio Company Adviser [Text Block]	New York Life Investments
Portfolio Company Subadviser [Text Block]	Pacific Investment Management Company LLC (“PIMCO”)
Current Expenses [Percent]	1.03%
Average Annual Total Returns, 1 Year [Percent]	3.46%
Average Annual Total Returns, 5 Years [Percent]	3.08%
Average Annual Total Returns, 10 Years [Percent]	2.01%
NYL Flexible Premium Variable Annuity III | MainStayVPPineStoneInternationalEquityServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	International/GlobalEquity
Portfolio Company Name [Text Block]	MainStay VP PineStone International Equity (formerly MainStay VP MacKay International Equity) — Service Class
Portfolio Company Adviser [Text Block]	New York Life Investments
Portfolio Company Subadviser [Text Block]	PineStone Asset Management Inc.
Current Expenses [Percent]	1.11%
Average Annual Total Returns, 1 Year [Percent]	4.01%
Average Annual Total Returns, 5 Years [Percent]	5.10%
Average Annual Total Returns, 10 Years [Percent]	3.85%
NYL Flexible Premium Variable Annuity III | MainstayVPSP500IndexPortfolioServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Large Cap Equity
Portfolio Company Name [Text Block]	MainStay VP S&P 500 Index — Service Class
Portfolio Company Adviser [Text Block]	New York Life Investments
Portfolio Company Subadviser [Text Block]	IndexIQ
Current Expenses [Percent]	0.37%
Average Annual Total Returns, 1 Year [Percent]	25.83%
Average Annual Total Returns, 5 Years [Percent]	15.25%
Average Annual Total Returns, 10 Years [Percent]	11.53%
NYL Flexible Premium Variable Annuity III | MainstayVPSmallCapGrowthPortfolioServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Small/Mid CapEquity
Portfolio Company Name [Text Block]	MainStay VP Small Cap Growth — Service Class
Portfolio Company Adviser [Text Block]	New York Life Investments
Portfolio Company Subadviser [Text Block]	Brown Advisory, LLC and Segall Bryant & Hamill, LLC
Current Expenses [Percent]	1.10%
Average Annual Total Returns, 1 Year [Percent]	15.22%
Average Annual Total Returns, 5 Years [Percent]	10.29%
Average Annual Total Returns, 10 Years [Percent]	7.26%
NYL Flexible Premium Variable Annuity III | MainstayVPUSGovernmentMoneyMarketPortfolioInitialClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Money Market
Portfolio Company Name [Text Block]	MainStay VP U.S. Government Money Market — Initial Class
Portfolio Company Adviser [Text Block]	New York Life Investments
Portfolio Company Subadviser [Text Block]	NYL Investors
Current Expenses [Percent]	0.28%
Average Annual Total Returns, 1 Year [Percent]	4.81%
Average Annual Total Returns, 5 Years [Percent]	1.61%
Average Annual Total Returns, 10 Years [Percent]	0.99%
NYL Flexible Premium Variable Annuity III | MainstayVPWellingtonGrowthPortfolioServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Large Cap Equity
Portfolio Company Name [Text Block]	MainStay VP Wellington Growth — Service Class
Portfolio Company Adviser [Text Block]	New York Life Investments
Portfolio Company Subadviser [Text Block]	Wellington
Current Expenses [Percent]	0.97%
Average Annual Total Returns, 1 Year [Percent]	38.26%
Average Annual Total Returns, 5 Years [Percent]	13.51%
Average Annual Total Returns, 10 Years [Percent]	10.05%
NYL Flexible Premium Variable Annuity III | MainstayVPWellingtonMidCapPortfolioServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Small/Mid CapEquity
Portfolio Company Name [Text Block]	MainStay VP Wellington Mid Cap — Service Class
Portfolio Company Adviser [Text Block]	New York Life Investments
Portfolio Company Subadviser [Text Block]	Wellington
Current Expenses [Percent]	1.11%
Average Annual Total Returns, 1 Year [Percent]	13.41%
Average Annual Total Returns, 5 Years [Percent]	7.93%
Average Annual Total Returns, 10 Years [Percent]	6.39%
NYL Flexible Premium Variable Annuity III | MainstayVPWellingtonSmallCapPortfolioServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Small/Mid CapEquity
Portfolio Company Name [Text Block]	MainStay VP Wellington Small Cap — Service Class
Portfolio Company Adviser [Text Block]	New York Life Investments
Portfolio Company Subadviser [Text Block]	Wellington
Current Expenses [Percent]	0.99%
Average Annual Total Returns, 1 Year [Percent]	13.60%
Average Annual Total Returns, 5 Years [Percent]	6.42%
Average Annual Total Returns, 10 Years [Percent]	5.99%
NYL Flexible Premium Variable Annuity III | MainstayVPWellingtonUSEquityPortfolioServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Large Cap Equity
Portfolio Company Name [Text Block]	MainStay VP Wellington U.S. Equity — Service Class
Portfolio Company Adviser [Text Block]	New York Life Investments
Portfolio Company Subadviser [Text Block]	Wellington
Current Expenses [Percent]	0.81%
Average Annual Total Returns, 1 Year [Percent]	24.27%
Average Annual Total Returns, 5 Years [Percent]	12.88%
Average Annual Total Returns, 10 Years [Percent]	10.19%
NYL Flexible Premium Variable Annuity III | MainstayVPWinslowLargeCapGrowthPortfolioServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Large Cap Equity
Portfolio Company Name [Text Block]	MainStay VP Winslow Large Cap Growth — Service Class
Portfolio Company Adviser [Text Block]	New York Life Investments
Portfolio Company Subadviser [Text Block]	Winslow Capital Management, LLC
Current Expenses [Percent]	0.99%
Average Annual Total Returns, 1 Year [Percent]	42.70%
Average Annual Total Returns, 5 Years [Percent]	17.29%
Average Annual Total Returns, 10 Years [Percent]	13.18%
NYL Flexible Premium Variable Annuity III | ABVPSRelativeValuePortfolioClassBMember
Prospectus:
Portfolio Company Objective [Text Block]	Large Cap Equity
Portfolio Company Name [Text Block]	AB VPS Relative Value Portfolio — Class B
Portfolio Company Adviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	0.86%
Average Annual Total Returns, 1 Year [Percent]	11.72%
Average Annual Total Returns, 5 Years [Percent]	11.57%
Average Annual Total Returns, 10 Years [Percent]	9.05%
NYL Flexible Premium Variable Annuity III | AmericanFundsISAssetAllocationFundClass4Member
Prospectus:
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	American Funds IS Asset Allocation Fund — Class 4
Portfolio Company Adviser [Text Block]	Capital Research and Management CompanySM (“CRMC”)
Current Expenses [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	14.02%
Average Annual Total Returns, 5 Years [Percent]	8.92%
Average Annual Total Returns, 10 Years [Percent]	6.98%
NYL Flexible Premium Variable Annuity III | AmericanFundsISTheBondFundofAmericaClass4Member
Prospectus:
Portfolio Company Objective [Text Block]	Investment Grade Bond
Portfolio Company Name [Text Block]	American Funds IS The Bond Fund of America®— Class 4
Portfolio Company Adviser [Text Block]	CRMC
Current Expenses [Percent]	0.73%
Average Annual Total Returns, 1 Year [Percent]	4.72%
Average Annual Total Returns, 5 Years [Percent]	1.62%
Average Annual Total Returns, 10 Years [Percent]	1.83%
NYL Flexible Premium Variable Annuity III | AmericanFundsISCapitalWorldBondFundClass4Member
Prospectus:
Portfolio Company Objective [Text Block]	InvestmentGrade Bond
Portfolio Company Name [Text Block]	American Funds IS Capital World Bond Fund®— Class 4
Portfolio Company Adviser [Text Block]	CRMC
Current Expenses [Percent]	0.98%
Average Annual Total Returns, 1 Year [Percent]	5.89%
Average Annual Total Returns, 5 Years [Percent]	(0.56%)
Average Annual Total Returns, 10 Years [Percent]	0.12%
NYL Flexible Premium Variable Annuity III | AmericanFundsISGlobalSmallCapitalizationFundClass4Member
Prospectus:
Portfolio Company Objective [Text Block]	International/GlobalEquity
Portfolio Company Name [Text Block]	American Funds IS Global Small Capitalization Fund — Class 4
Portfolio Company Adviser [Text Block]	CRMC
Current Expenses [Percent]	1.16%
Average Annual Total Returns, 1 Year [Percent]	15.79%
Average Annual Total Returns, 5 Years [Percent]	8.03%
Average Annual Total Returns, 10 Years [Percent]	5.51%
NYL Flexible Premium Variable Annuity III | AmericanFundsISGrowthFundClass4Member
Prospectus:
Portfolio Company Objective [Text Block]	Large Cap Equity
Portfolio Company Name [Text Block]	American Funds IS Growth Fund — Class 4
Portfolio Company Adviser [Text Block]	CRMC
Current Expenses [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	38.13%
Average Annual Total Returns, 5 Years [Percent]	18.38%
Average Annual Total Returns, 10 Years [Percent]	14.07%
NYL Flexible Premium Variable Annuity III | AmericanFundsISNewWorldFundClass4Member
Prospectus:
Portfolio Company Objective [Text Block]	International/GlobalEquity
Portfolio Company Name [Text Block]	American Funds IS New World Fund® — Class 4
Portfolio Company Adviser [Text Block]	CRMC
Current Expenses [Percent]	1.07%
Average Annual Total Returns, 1 Year [Percent]	15.67%
Average Annual Total Returns, 5 Years [Percent]	8.37%
Average Annual Total Returns, 10 Years [Percent]	4.43%
NYL Flexible Premium Variable Annuity III | AmericanFundsISUSGovernmentSecuritiesFundClass4Member
Prospectus:
Portfolio Company Objective [Text Block]	InvestmentGrade Bond
Portfolio Company Name [Text Block]	American Funds IS U.S. Government Securities Fund® — Class 4
Portfolio Company Adviser [Text Block]	CRMC
Current Expenses [Percent]	0.76%
Average Annual Total Returns, 1 Year [Percent]	2.62%
Average Annual Total Returns, 5 Years [Percent]	0.79%
Average Annual Total Returns, 10 Years [Percent]	1.27%
NYL Flexible Premium Variable Annuity III | AmericanFundsISWashingtonMutualInvestorsFundSMClass4Member
Prospectus:
Portfolio Company Objective [Text Block]	Large Cap Equity
Portfolio Company Name [Text Block]	American Funds IS Washington Mutual Investors FundSM — Class 4
Portfolio Company Adviser [Text Block]	CRMC
Current Expenses [Percent]	0.77%
Average Annual Total Returns, 1 Year [Percent]	16.97%
Average Annual Total Returns, 5 Years [Percent]	12.33%
Average Annual Total Returns, 10 Years [Percent]	9.64%
NYL Flexible Premium Variable Annuity III | BlackRockGlobalAllocationVIFundClassIIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	BlackRock® Global Allocation V.I. Fund — Class III
Portfolio Company Adviser [Text Block]	BlackRock Advisors, LLC (“BlackRock”)
Portfolio Company Subadviser [Text Block]	BlackRock (Singapore) Limited and BlackRock International Limited
Current Expenses [Percent]	1.02%
Average Annual Total Returns, 1 Year [Percent]	12.49%
Average Annual Total Returns, 5 Years [Percent]	7.39%
Average Annual Total Returns, 10 Years [Percent]	4.63%
NYL Flexible Premium Variable Annuity III | BlackRockHighYieldVIFundClassIIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Non-InvestmentGrade Bond
Portfolio Company Name [Text Block]	BlackRock® High Yield V.I. Fund — Class III
Portfolio Company Adviser [Text Block]	BlackRock
Portfolio Company Subadviser [Text Block]	BlackRock International Limited
Current Expenses [Percent]	0.79%
Average Annual Total Returns, 1 Year [Percent]	12.94%
Average Annual Total Returns, 5 Years [Percent]	5.49%
Average Annual Total Returns, 10 Years [Percent]	4.21%
NYL Flexible Premium Variable Annuity III | BNYMellonIPTechnologyGrowthPortfolioServiceSharesMember
Prospectus:
Portfolio Company Objective [Text Block]	Sector
Portfolio Company Name [Text Block]	BNY Mellon IP Technology Growth Portfolio — Service Shares
Portfolio Company Adviser [Text Block]	BNY Mellon Investment Adviser, Inc.
Portfolio Company Subadviser [Text Block]	NIMNA
Current Expenses [Percent]	1.03%
Average Annual Total Returns, 1 Year [Percent]	59.00%
Average Annual Total Returns, 5 Years [Percent]	15.31%
Average Annual Total Returns, 10 Years [Percent]	12.94%
NYL Flexible Premium Variable Annuity III | BNYMellonSustainableUSEquityPortfolioServiceSharesMember
Prospectus:
Portfolio Company Objective [Text Block]	Large Cap Equity
Portfolio Company Name [Text Block]	BNY Mellon Sustainable U.S. Equity Portfolio — Service Shares
Portfolio Company Adviser [Text Block]	BNY Mellon Investment Adviser, Inc.
Portfolio Company Subadviser [Text Block]	Newton Investment Management Limited
Current Expenses [Percent]	0.92%
Average Annual Total Returns, 1 Year [Percent]	23.50%
Average Annual Total Returns, 5 Years [Percent]	14.85%
Average Annual Total Returns, 10 Years [Percent]	10.18%
NYL Flexible Premium Variable Annuity III | ClearBridgeVariableAppreciationPortfolioClassIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Large Cap Equity
Portfolio Company Name [Text Block]	ClearBridge Variable Appreciation Portfolio — Class II
Portfolio Company Adviser [Text Block]	Franklin Templeton Fund Adviser, LLC ("FTFA")
Portfolio Company Subadviser [Text Block]	ClearBridge Investments, LLC
Current Expenses [Percent]	0.97%
Average Annual Total Returns, 1 Year [Percent]	19.39%
Average Annual Total Returns, 5 Years [Percent]	13.79%
NYL Flexible Premium Variable Annuity III | ColumbiaVariablePortfolioCommodityStrategyFundClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Sector
Portfolio Company Name [Text Block]	Columbia Variable Portfolio — Commodity Strategy Fund — Class 2
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisers, LLC (“Columbia”)
Portfolio Company Subadviser [Text Block]	Threadneedle International Limited
Current Expenses [Percent]	1.01%
Average Annual Total Returns, 1 Year [Percent]	(7.14%)
Average Annual Total Returns, 5 Years [Percent]	9.08%
Average Annual Total Returns, 10 Years [Percent]	(0.97%)
NYL Flexible Premium Variable Annuity III | ColumbiaVariablePortfolioEmergingMarketsBondFundClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Non-InvestmentGrade Bond
Portfolio Company Name [Text Block]	Columbia Variable Portfolio — Emerging Markets Bond Fund — Class 2
Portfolio Company Adviser [Text Block]	Columbia
Current Expenses [Percent]	1.00%
Average Annual Total Returns, 1 Year [Percent]	10.02%
Average Annual Total Returns, 5 Years [Percent]	1.57%
Average Annual Total Returns, 10 Years [Percent]	2.20%
NYL Flexible Premium Variable Annuity III | ColumbiaVariablePortfolioIntermediateBondFundClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Investment Grade Bond
Portfolio Company Name [Text Block]	Columbia Variable Portfolio — Intermediate Bond Fund — Class 2
Portfolio Company Adviser [Text Block]	Columbia
Current Expenses [Percent]	0.76%
Average Annual Total Returns, 1 Year [Percent]	5.96%
Average Annual Total Returns, 5 Years [Percent]	1.34%
Average Annual Total Returns, 10 Years [Percent]	1.99%
NYL Flexible Premium Variable Annuity III | ColumbiaVariablePortfolioSmallCapValueFundClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Small/Mid CapEquity
Portfolio Company Name [Text Block]	Columbia Variable Portfolio — Small Cap Value Fund — Class 2
Portfolio Company Adviser [Text Block]	Columbia
Current Expenses [Percent]	1.11%
Average Annual Total Returns, 1 Year [Percent]	21.67%
Average Annual Total Returns, 5 Years [Percent]	13.39%
Average Annual Total Returns, 10 Years [Percent]	8.40%
NYL Flexible Premium Variable Annuity III | DWSAlternativeAssetAllocationVIPClassBMember
Prospectus:
Portfolio Company Objective [Text Block]	Alternatives
Portfolio Company Name [Text Block]	DWS Alternative Asset Allocation VIP — Class B
Portfolio Company Adviser [Text Block]	DWS Investment Management Americas Inc.
Portfolio Company Subadviser [Text Block]	RREEF America LLC
Current Expenses [Percent]	1.21%
Average Annual Total Returns, 1 Year [Percent]	5.67%
Average Annual Total Returns, 5 Years [Percent]	5.70%
Average Annual Total Returns, 10 Years [Percent]	2.63%
NYL Flexible Premium Variable Annuity III | FidelityVIPBondIndexPortfolioServiceClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	InvestmentGrade Bond
Portfolio Company Name [Text Block]	Fidelity® VIP Bond Index Portfolio — Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC (“FMR”)
Portfolio Company Subadviser [Text Block]	Other investment advisers
Current Expenses [Percent]	0.39%
Average Annual Total Returns, 1 Year [Percent]	5.13%
Average Annual Total Returns, 5 Years [Percent]	0.64%
NYL Flexible Premium Variable Annuity III | FidelityVIPContrafundSMPortfolioServiceClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Large Cap Equity
Portfolio Company Name [Text Block]	Fidelity® VIP ContrafundSM Portfolio — Service Class 2
Portfolio Company Adviser [Text Block]	FMR
Portfolio Company Subadviser [Text Block]	Other investment advisers
Current Expenses [Percent]	0.81%
Average Annual Total Returns, 1 Year [Percent]	33.12%
Average Annual Total Returns, 5 Years [Percent]	16.36%
Average Annual Total Returns, 10 Years [Percent]	11.33%
NYL Flexible Premium Variable Annuity III | FidelityVIPEmergingMarketsPortfolioServiceClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	International/GlobalEquity
Portfolio Company Name [Text Block]	Fidelity® VIP Emerging Markets Portfolio — Service Class 2
Portfolio Company Adviser [Text Block]	FMR
Portfolio Company Subadviser [Text Block]	Other investment advisers
Current Expenses [Percent]	1.14%
Average Annual Total Returns, 1 Year [Percent]	9.49%
Average Annual Total Returns, 5 Years [Percent]	7.55%
Average Annual Total Returns, 10 Years [Percent]	4.92%
NYL Flexible Premium Variable Annuity III | FidelityVIPEquityIncomePortfolioSMServiceClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Large Cap Equity
Portfolio Company Name [Text Block]	Fidelity® VIP Equity-Income PortfolioSM — Service Class 2
Portfolio Company Adviser [Text Block]	FMR
Portfolio Company Subadviser [Text Block]	Other investment advisers
Current Expenses [Percent]	0.72%
Average Annual Total Returns, 1 Year [Percent]	10.38%
Average Annual Total Returns, 5 Years [Percent]	12.01%
Average Annual Total Returns, 10 Years [Percent]	8.31%
NYL Flexible Premium Variable Annuity III | FidelityVIPExtendedMarketIndexPortfolioServiceClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Small/Mid CapEquity
Portfolio Company Name [Text Block]	Fidelity® VIP Extended Market Index Portfolio — Service Class 2
Portfolio Company Adviser [Text Block]	FMR
Portfolio Company Subadviser [Text Block]	Geode Capital Management, LLC (“Geode”)
Current Expenses [Percent]	0.38%
Average Annual Total Returns, 1 Year [Percent]	17.11%
Average Annual Total Returns, 5 Years [Percent]	11.02%
NYL Flexible Premium Variable Annuity III | FidelityVIPFundsManager60PortfolioServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	Fidelity® VIP FundsManager® 60% Portfolio — Service Class
Portfolio Company Adviser [Text Block]	FMR
Current Expenses [Percent]	0.71%
Average Annual Total Returns, 1 Year [Percent]	14.17%
Average Annual Total Returns, 5 Years [Percent]	8.61%
Average Annual Total Returns, 10 Years [Percent]	6.26%
NYL Flexible Premium Variable Annuity III | FidelityVIPGrowthOpportunitiesPortfolioServiceClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Large Cap Equity
Portfolio Company Name [Text Block]	Fidelity® VIP Growth Opportunities Portfolio — Service Class 2
Portfolio Company Adviser [Text Block]	FMR
Portfolio Company Subadviser [Text Block]	Other investment advisers
Current Expenses [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	45.30%
Average Annual Total Returns, 5 Years [Percent]	18.79%
Average Annual Total Returns, 10 Years [Percent]	15.44%
NYL Flexible Premium Variable Annuity III | FidelityVIPHealthCarePortfolioServiceClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Sector
Portfolio Company Name [Text Block]	Fidelity® VIP Health Care Portfolio — Service Class 2
Portfolio Company Adviser [Text Block]	FMR
Portfolio Company Subadviser [Text Block]	Other investment advisers
Current Expenses [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	4.01%
Average Annual Total Returns, 5 Years [Percent]	9.50%
Average Annual Total Returns, 10 Years [Percent]	10.39%
NYL Flexible Premium Variable Annuity III | FidelityVIPInternationalIndexPortfolioServiceClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	International/GlobalEquity
Portfolio Company Name [Text Block]	Fidelity® VIP International Index Portfolio — Service Class 2
Portfolio Company Adviser [Text Block]	FMR
Portfolio Company Subadviser [Text Block]	Geode
Current Expenses [Percent]	0.42%
Average Annual Total Returns, 1 Year [Percent]	15.88%
Average Annual Total Returns, 5 Years [Percent]	6.89%
NYL Flexible Premium Variable Annuity III | FidelityVIPInvestmentGradeBondPortfolioServiceClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Investment Grade Bond
Portfolio Company Name [Text Block]	Fidelity® VIP Investment Grade Bond Portfolio — Service Class 2
Portfolio Company Adviser [Text Block]	FMR
Portfolio Company Subadviser [Text Block]	Other investment advisers
Current Expenses [Percent]	0.63%
Average Annual Total Returns, 1 Year [Percent]	6.00%
Average Annual Total Returns, 5 Years [Percent]	1.72%
Average Annual Total Returns, 10 Years [Percent]	2.08%
NYL Flexible Premium Variable Annuity III | FidelityVIPMidCapPortfolioServiceClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Small/Mid CapEquity
Portfolio Company Name [Text Block]	Fidelity® VIP Mid Cap Portfolio — Service Class 2
Portfolio Company Adviser [Text Block]	FMR
Portfolio Company Subadviser [Text Block]	Other investment advisers
Current Expenses [Percent]	0.82%
Average Annual Total Returns, 1 Year [Percent]	14.80%
Average Annual Total Returns, 5 Years [Percent]	12.17%
Average Annual Total Returns, 10 Years [Percent]	7.85%
NYL Flexible Premium Variable Annuity III | FranklinTempletonAggressiveModelPortfolioClassIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	Franklin Templeton Aggressive Model Portfolio — Class II
Portfolio Company Adviser [Text Block]	FTFA
Portfolio Company Subadviser [Text Block]	Franklin Advisers, Inc. (“Franklin Advisers”)
Current Expenses [Percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	18.05%
NYL Flexible Premium Variable Annuity III | FranklinTempletonModeratelyAggressiveModelPortfolioClassIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	Franklin Templeton Moderately Aggressive Model Portfolio — Class II
Portfolio Company Adviser [Text Block]	FTFA
Portfolio Company Subadviser [Text Block]	Franklin Advisers
Current Expenses [Percent]	0.88%
Average Annual Total Returns, 1 Year [Percent]	15.53%
NYL Flexible Premium Variable Annuity III | FranklinTempletonModerateModelPortfolioClassIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	Franklin Templeton Moderate Model Portfolio — Class II
Portfolio Company Adviser [Text Block]	FTFA
Portfolio Company Subadviser [Text Block]	Franklin Advisers
Current Expenses [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	13.18%
NYL Flexible Premium Variable Annuity III | FranklinTempletonModeratelyConservativeModelPortfolioClassIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	Franklin Templeton Moderately Conservative Model Portfolio — Class II
Portfolio Company Adviser [Text Block]	FTFA
Portfolio Company Subadviser [Text Block]	Franklin Advisers
Current Expenses [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	10.31%
NYL Flexible Premium Variable Annuity III | FranklinTempletonConservativeModelPortfolioClassIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	Franklin Templeton Conservative Model Portfolio — Class II
Portfolio Company Adviser [Text Block]	FTFA
Portfolio Company Subadviser [Text Block]	Franklin Advisers
Current Expenses [Percent]	0.89%
Average Annual Total Returns, 1 Year [Percent]	8.31%
NYL Flexible Premium Variable Annuity III | InvescoVIEQVInternationalEquityFundSeriesIISharesMember
Prospectus:
Portfolio Company Objective [Text Block]	International/GlobalEquity
Portfolio Company Name [Text Block]	Invesco V.I. EQV International Equity Fund — Series II Shares
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc. (“Invesco”)
Current Expenses [Percent]	1.15%
Average Annual Total Returns, 1 Year [Percent]	17.86%
Average Annual Total Returns, 5 Years [Percent]	8.15%
Average Annual Total Returns, 10 Years [Percent]	4.07%
NYL Flexible Premium Variable Annuity III | InvescoVIMainStreetSmallCapFundSeriesIISharesMember
Prospectus:
Portfolio Company Objective [Text Block]	Small/Mid CapEquity
Portfolio Company Name [Text Block]	Invesco V.I. Main Street Small Cap Fund® — Series II Shares
Portfolio Company Adviser [Text Block]	Invesco
Current Expenses [Percent]	1.13%
Average Annual Total Returns, 1 Year [Percent]	17.82%
Average Annual Total Returns, 5 Years [Percent]	12.79%
Average Annual Total Returns, 10 Years [Percent]	8.66%
NYL Flexible Premium Variable Annuity III | JanusHendersonEnterprisePortfolioServiceSharesMember
Prospectus:
Portfolio Company Objective [Text Block]	Small/Mid CapEquity
Portfolio Company Name [Text Block]	Janus Henderson Enterprise Portfolio — Service Shares
Portfolio Company Adviser [Text Block]	Janus Henderson
Current Expenses [Percent]	0.97%
Average Annual Total Returns, 1 Year [Percent]	17.78%
Average Annual Total Returns, 5 Years [Percent]	13.14%
Average Annual Total Returns, 10 Years [Percent]	11.82%
NYL Flexible Premium Variable Annuity III | JanusHendersonGlobalResearchPortfolioServiceSharesMember
Prospectus:
Portfolio Company Objective [Text Block]	International/GlobalEquity
Portfolio Company Name [Text Block]	Janus Henderson Global Research Portfolio — Service Shares
Portfolio Company Adviser [Text Block]	Janus Henderson
Current Expenses [Percent]	0.86%
Average Annual Total Returns, 1 Year [Percent]	26.47%
Average Annual Total Returns, 5 Years [Percent]	13.05%
Average Annual Total Returns, 10 Years [Percent]	8.74%
NYL Flexible Premium Variable Annuity III | MacquarieVIPSmallCapValueSeriesServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Small/Mid Cap Equity
Portfolio Company Name [Text Block]	Macquarie VIP Small Cap Value Series (formerly Delaware VIP® Small Cap Value Series) — Service Class
Portfolio Company Adviser [Text Block]	Delaware Management Company, a series of Macquarie Investment Management Business Trust (a Delaware statutory trust)
Current Expenses [Percent]	1.08%
Average Annual Total Returns, 1 Year [Percent]	9.10%
Average Annual Total Returns, 5 Years [Percent]	9.87%
Average Annual Total Returns, 10 Years [Percent]	6.77%
NYL Flexible Premium Variable Annuity III | MFSInternationalIntrinsicValuePortfolioServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	International Equity
Portfolio Company Name [Text Block]	MFS® International Intrinsic Value Portfolio — Service Class
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company (“MFS”)
Current Expenses [Percent]	1.14%
Average Annual Total Returns, 1 Year [Percent]	17.37%
Average Annual Total Returns, 5 Years [Percent]	8.31%
Average Annual Total Returns, 10 Years [Percent]	6.66%
NYL Flexible Premium Variable Annuity III | MFSInvestorsTrustSeriesServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Large Cap Equity
Portfolio Company Name [Text Block]	MFS® Investors Trust Series — Service Class
Portfolio Company Adviser [Text Block]	MFS
Current Expenses [Percent]	1.03%
Average Annual Total Returns, 1 Year [Percent]	18.66%
Average Annual Total Returns, 5 Years [Percent]	13.27%
Average Annual Total Returns, 10 Years [Percent]	10.00%
NYL Flexible Premium Variable Annuity III | MFSMidCapValuePortfolioServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Mid CapEquity
Portfolio Company Name [Text Block]	MFS® Mid Cap Value Portfolio — Service Class
Portfolio Company Adviser [Text Block]	MFS
Current Expenses [Percent]	1.04%
Average Annual Total Returns, 1 Year [Percent]	12.39%
Average Annual Total Returns, 5 Years [Percent]	12.60%
Average Annual Total Returns, 10 Years [Percent]	8.46%
NYL Flexible Premium Variable Annuity III | MFSResearchInternationalPortfolioServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	International/GlobalEquity
Portfolio Company Name [Text Block]	MFS® Research International Portfolio — Service Class
Portfolio Company Adviser [Text Block]	MFS
Current Expenses [Percent]	1.14%
Average Annual Total Returns, 1 Year [Percent]	12.83%
Average Annual Total Returns, 5 Years [Percent]	8.23%
Average Annual Total Returns, 10 Years [Percent]	3.89%
NYL Flexible Premium Variable Annuity III | MFSResearchSeriesServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Large Cap Equity
Portfolio Company Name [Text Block]	MFS® Research Series — Service Class
Portfolio Company Adviser [Text Block]	MFS
Current Expenses [Percent]	1.04%
Average Annual Total Returns, 1 Year [Percent]	22.12%
Average Annual Total Returns, 5 Years [Percent]	14.13%
Average Annual Total Returns, 10 Years [Percent]	10.55%
NYL Flexible Premium Variable Annuity III | MorganStanleyVIFUSRealEstatePortfolioClassIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Sector
Portfolio Company Name [Text Block]	Morgan Stanley VIF U.S. Real Estate Portfolio — Class II
Portfolio Company Adviser [Text Block]	Morgan Stanley Investment Management Inc.
Current Expenses [Percent]	1.05%
Average Annual Total Returns, 1 Year [Percent]	14.22%
Average Annual Total Returns, 5 Years [Percent]	2.66%
Average Annual Total Returns, 10 Years [Percent]	4.26%
NYL Flexible Premium Variable Annuity III | NeubergerBermanAMTMidCapGrowthPortfolioClassSMember
Prospectus:
Portfolio Company Objective [Text Block]	Small/Mid CapEquity
Portfolio Company Name [Text Block]	Neuberger Berman AMT Mid Cap Growth Portfolio — Class S
Portfolio Company Adviser [Text Block]	Neuberger Berman Investment Advisers LLC
Current Expenses [Percent]	1.11%
Average Annual Total Returns, 1 Year [Percent]	17.96%
Average Annual Total Returns, 5 Years [Percent]	11.86%
Average Annual Total Returns, 10 Years [Percent]	8.69%
NYL Flexible Premium Variable Annuity III | PIMCOVITIncomePortfolioAdvisorClassMember
Prospectus:
Portfolio Company Objective [Text Block]	InvestmentGrade Bond
Portfolio Company Name [Text Block]	PIMCO VIT Income Portfolio — Advisor Class
Portfolio Company Adviser [Text Block]	PIMCO
Current Expenses [Percent]	1.13%
Average Annual Total Returns, 1 Year [Percent]	8.14%
Average Annual Total Returns, 5 Years [Percent]	3.22%
NYL Flexible Premium Variable Annuity III | PIMCOVITInternationalBondPortfolioUSDollarHedgedAdvisorClassMember
Prospectus:
Portfolio Company Objective [Text Block]	InvestmentGrade Bond
Portfolio Company Name [Text Block]	PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged) — Advisor Class
Portfolio Company Adviser [Text Block]	PIMCO
Current Expenses [Percent]	1.38%
Average Annual Total Returns, 1 Year [Percent]	8.91%
Average Annual Total Returns, 5 Years [Percent]	1.54%
NYL Flexible Premium Variable Annuity III | PIMCOVITLowDurationPortfolioAdvisorClassMember
Prospectus:
Portfolio Company Objective [Text Block]	InvestmentGrade Bond
Portfolio Company Name [Text Block]	PIMCO VIT Low Duration Portfolio — Advisor Class
Portfolio Company Adviser [Text Block]	PIMCO
Current Expenses [Percent]	0.79%
Average Annual Total Returns, 1 Year [Percent]	4.87%
Average Annual Total Returns, 5 Years [Percent]	0.88%
Average Annual Total Returns, 10 Years [Percent]	0.82%
NYL Flexible Premium Variable Annuity III | PIMCOVITShortTermPortfolioAdvisorClassMember
Prospectus:
Portfolio Company Objective [Text Block]	InvestmentGrade Bond
Portfolio Company Name [Text Block]	PIMCO VIT Short-Term Portfolio — Advisor Class
Portfolio Company Adviser [Text Block]	PIMCO
Current Expenses [Percent]	0.76%
Average Annual Total Returns, 1 Year [Percent]	5.80%
Average Annual Total Returns, 5 Years [Percent]	2.02%
Average Annual Total Returns, 10 Years [Percent]	1.76%
NYL Flexible Premium Variable Annuity III | PIMCOVITTotalReturnPortfolioAdvisorClassMember
Prospectus:
Portfolio Company Objective [Text Block]	InvestmentGrade Bond
Portfolio Company Name [Text Block]	PIMCO VIT Total Return Portfolio — Advisor Class
Portfolio Company Adviser [Text Block]	PIMCO
Current Expenses [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	5.83%
Average Annual Total Returns, 5 Years [Percent]	0.98%
Average Annual Total Returns, 10 Years [Percent]	1.60%
NYL Flexible Premium Variable Annuity III | PrincipalVCRealEstateSecuritiesAccountClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Sector
Portfolio Company Name [Text Block]	Principal VC Real Estate Securities Account — Class 2
Portfolio Company Adviser [Text Block]	Principal Global Investors, LLC
Portfolio Company Subadviser [Text Block]	Principal Real Estate Investors, LLC
Current Expenses [Percent]	1.04%
Average Annual Total Returns, 1 Year [Percent]	13.01%
Average Annual Total Returns, 5 Years [Percent]	8.24%
Average Annual Total Returns, 10 Years [Percent]	8.44%
NYL Flexible Premium Variable Annuity III | PutnamVTInternationalValueFundClassIBMember
Prospectus:
Portfolio Company Objective [Text Block]	International/GlobalEquity
Portfolio Company Name [Text Block]	Putnam VT International Value Fund — Class IB
Portfolio Company Adviser [Text Block]	Putnam Investment Management, LLC
Portfolio Company Subadviser [Text Block]	Putnam Investments Limited and The Putnam Advisory Company, LLC
Current Expenses [Percent]	1.13%
Average Annual Total Returns, 1 Year [Percent]	18.68%
Average Annual Total Returns, 5 Years [Percent]	9.70%
Average Annual Total Returns, 10 Years [Percent]	3.88%
NYL Flexible Premium Variable Annuity III | VoyaGrowthandIncomePortfolioClassSMember
Prospectus:
Portfolio Company Objective [Text Block]	Large Cap Equity
Portfolio Company Name [Text Block]	Voya Growth and Income Portfolio — Class S
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	Voya Investment Management Co. LLC
Current Expenses [Percent]	0.92%
Average Annual Total Returns, 1 Year [Percent]	27.06%
Average Annual Total Returns, 5 Years [Percent]	15.90%
Average Annual Total Returns, 10 Years [Percent]	11.02%
NYL Flexible Premium Variable Annuity III | WesternAssetCorePlusVITPortfolioClassIIMember
Prospectus:
Portfolio Company Objective [Text Block]	InvestmentGrade Bond
Portfolio Company Name [Text Block]	Western Asset Core Plus VIT Portfolio — Class II
Portfolio Company Adviser [Text Block]	FTFA
Portfolio Company Subadviser [Text Block]	Western Asset Management Company, LLC; Western Asset Management Company Limited in London; Western Asset Management Company Pte. Ltd. in Singapore; and Western Asset Management Company Ltd. in Japan
Current Expenses [Percent]	0.76%
Average Annual Total Returns, 1 Year [Percent]	6.44%
Average Annual Total Returns, 5 Years [Percent]	0.98%
NYL Flexible Premium Variable Annuity III | MainstayVPMackayStrategicBondPortfolioServiceClassMember
Prospectus:
Portfolio Company Name [Text Block]	MainStay VP MacKay Strategic Bond — Service Class
Portfolio Company Adviser [Text Block]	New York Life Investments
Portfolio Company Subadviser [Text Block]	MacKay
NYL Flexible Premium Variable Annuity III | Previously Offered [Member]
Prospectus:
Offered Ending [Date]	May 01, 2016
Surrender Example [Table Text Block]
	Years
	1 yr	3 yr	5 yr	10 yr
If you surrender your policy at the end of the applicable time period:	$9,792.37	$16,876.61	$22,146.35	$35,161.72

Surrender Expense, 1 Year, Maximum [Dollars]	$ 9,792.37
Surrender Expense, 3 Years, Maximum [Dollars]	16,876.61
Surrender Expense, 5 Years, Maximum [Dollars]	22,146.35
Surrender Expense, 10 Years, Maximum [Dollars]	$ 35,161.72
Annuitize Example [Table Text Block]
If you annuitize at the end of the applicable time period:	$9,792.37	$10,262.80	$17,260.72	$35,161.72

Annuitized Expense, 1 Year, Maximum [Dollars]	$ 9,792.37
Annuitized Expense, 3 Years, Maximum [Dollars]	10,262.80
Annuitized Expense, 5 Years, Maximum [Dollars]	17,260.72
Annuitized Expense, 10 Years, Maximum [Dollars]	$ 35,161.72
No Surrender Example [Table Text Block]
If you do not surrender your policy:	$3,391.00	$10,262.80	$17,260.72	$35,161.72

No Surrender Expense, 1 Year, Maximum [Dollars]	$ 3,391.00
No Surrender Expense, 3 Years, Maximum [Dollars]	10,262.80
No Surrender Expense, 5 Years, Maximum [Dollars]	17,260.72
No Surrender Expense, 10 Years, Maximum [Dollars]	$ 35,161.72
NYL Flexible Premium Variable Annuity III | AnnualDeathBenefitResetADBRRiderMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.00%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.25%
Optional Benefit Expense (of Other Amount), Maximum [Percent]	1.00%
Offered Starting [Date]	May 01, 2016
Name of Benefit [Text Block]	Annual Death Benefit Reset (ADBR) Rider
Purpose of Benefit [Text Block]	Provides a new locked–in higher death benefit each year from the Policy Date(“Reset Anniversary”), if your investments increase in value.
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.00%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.25%
Optional Benefit Expense (of Other Amount), Maximum [Percent]	1.00%
Brief Restrictions / Limitations [Text Block]	•Only available at the time of application.•Resets will continue on Reset Anniversaries until the Owner(or Annuitant if the Owner is not a natural person) is age 80 or 85 (depending when the policy was purchased).•In certain jurisdictions, an ownership change or assignment will terminate the benefit.•Withdrawals could significantly reduce the benefit (possibly by an amount substantially greater than the actual amount withdrawn).•You cannot cancel the rider without surrendering the policy.
Name of Benefit [Text Block]	Annual Death Benefit Reset (ADBR) Rider
Operation of Benefit [Text Block]	Annual Death Benefit Reset RiderYou may enhance your Policy’s Standard Death Benefit by purchasing the optional ADBR Rider. The ADBR Rider is available only at the time of application, in jurisdictions where approved. You cannot cancel this Rider without surrendering your policy. If you purchase this rider and you die prior to the Annuity Commencement Date, we will pay an amount as proceeds to the designated Beneficiary, as of the date we receive proof of death and all requirements necessary to make the payment at the VPSC. For policies owned by a grantor trust, all of whose grantors are individuals, benefits will be paid upon the death of any grantor. With this rider, your death benefit will be the greater of: (a)the Standard Death Benefit payable under the policy (See “DESCRIPTION OF BENEFITS –The Standard Death Benefit–Death Before Annuity Commencement”); or(b)the “ADBR Reset Value”, as defined in the next paragraph, plus any additional premium payments made since the most recent “Reset Anniversary,” less proportional withdrawals (“ADBR Reset Value Proportional Reductions”) made since the most recent Reset Anniversary; or(c)any death benefit available under any other rider attached to the policy.We automatically calculate the ADBR Reset Value, with respect to any policy, every year from the Policy Date (“Reset Anniversary”) until, for Policies applied for on or after May 1, 2019, you reach age 85 and, for Policies applied for before May 1, 2019, until you reach age 80 (or the Annuitant if the Owner is not a natural person). For policies owned by a grantor trust applied for on or after May 1, 2019, the ADBR Reset Value will be calculated until any grantor reaches age 85, and for Policies applied for before May 1, 2019, reaches age 80. On the First Policy Anniversary, the ADBR Reset Value is defined as the greater of (a) the Accumulation Value on the first Policy Anniversary; and (b) the Return of Premium Death Benefit. The ADBR Reset Value on the second and each subsequent Reset Anniversary is defined as the greatest of (a) the Accumulation Value on the current Reset Anniversary; and (b) the ADBR Reset Value on the prior Reset Anniversary, plus any premium payments applied since the prior Reset Anniversary, less any ADBR Reset Value Proportional Reductions since the prior Reset Anniversary. The rider benefit will no longer reset after the Owner’s death or for grantor trust owned policies, the death of any grantor. The only exception is if the policy remains in-force under the spousal option provision of the Policy, if available. If the Owner is not a natural person, or a grantor trust, the rider benefit will no longer reset after the death of the Annuitant. In addition, in jurisdictions where approved, if an ownership change or assignment of the policy is made, other than as explicitly described in the rider, the rider will terminate and no ADBR Reset Value will be payable. If the rider is terminated, the death benefit payable will be the benefit provided in the “DESCRIPTION OF BENEFITS – The Standard Death Benefit–Death Before Annuity Commencement” section of this Prospectus. An ADBR Reset Value Proportional Reduction is an amount equal to the amount withdrawn from the policy, after the first Policy Anniversary, (including applicable surrender charges), divided by the policy’s Accumulation Value immediately preceding the withdrawal, multiplied by the ADBR Reset Value immediately preceding the withdrawal.
Calculation Method of Benefit [Text Block]	We have set forth below an example of how the ADBR Rider works for an owner who is age 63. The current annual rider charge is 0.25% (for policies applied for on and after May 1, 2016) of the ADBR Reset Value as of the last Policy Anniversary, deducted quarterly. In this example, we have assumed the following: (1)you purchase this policy with a $200,000 initial premium payment (no additional premium payments are made)(2)the Accumulation Value as of the first Policy Anniversary is $250,000 (this is the Policy Year 1 ADBR Reset Value)(3)the current Accumulation Value is $240,000(4)you make a withdrawal of $15,000 in the Policy Year 2 (no surrender charges are applicable)(5)you die at the beginning of the second policy quarter of Policy Year 2 after the withdrawal(6)the Accumulation Value on the date we receive the necessary requirements to pay the death benefit is $225,000 ($240,000 – $15,000)(7)the charge for the ADBR Rider is assessed (for policies applied for on and after May 1, 2016): 0.25% annually (0.0625% per quarter)(8)the Death Benefit is the greatest of:a)the Accumulation Value= $225,000b)the Return of Premium Death Benefit= $187, 500 calculated as described below:To calculate the Return of Premium Death Benefit, you must first determine the value of any Return of Premium Death Benefit Proportional Withdrawal. The Return of Premium Death Benefit Proportional Withdrawal equals the amount of partial withdrawals ($15,000) divided by the policy’s Accumulation Value immediately preceding the withdrawal ($240,000), multiplied by the Return of Premium Death Benefit immediately preceding the withdrawal ($200,000): •($15,000/$240,000) x $200,000 = $12,500 is the proportional reduction.The total amount of premium payments made under the policy ($200,000) minus the Return of Premium Death Benefit Proportional Withdrawal ($12,500) equals the Return of Premium Death Benefit ($187,500). c)the Policy Year 2 ADBR Reset Value, which is the greatest of:1.the Accumulation Value= $225,0002.the prior ADBR Reset Value as of the last Reset Anniversary ($250,000), plus any premium payments made since the prior Reset Anniversary ($0), less ADBR Reset Value Proportional Reductions since the prior Reset Anniversary ($15,625).= $234,375 calculated as described below:To calculate the ADBR Reset Value, you must first determine the value of any ADBR Reset Value Proportional Reduction. The ADBR Reset Value Proportional Reduction is an amount equal to the amount withdrawn from the policy, after the first Policy Anniversary, ($15,000), divided by the policy’s Accumulation Value immediately preceding the withdrawal ($240,000), multiplied by the ADBR Reset Value immediately preceding the withdrawal ($250,000). •($15,000/$240,000) x $250,000 = $15,625.The prior ADBR Reset Value as of the last Reset Anniversary ($250,000), plus any premium payments since the prior Reset Anniversary ($0), less ADBR Reset Value Proportional Reductions since the prior Reset Anniversary ($15,625) equals $234,375.00 In this example, your Beneficiary would receive $234,375.00. The ADBR Rider ends upon the earliest of the following: 1)the Annuity Commencement Date,2)the date you surrender the policy,3)an ownership change or assignment of the policy, other than as described in the rider, or4)the date we terminate the policy.Notwithstanding the foregoing, if your spouse, as the sole primary Beneficiary, elects to continue the policy as the new Owner upon your death, the Rider will not end and all of the Rider’s provisions and quarterly charges will continue to be deducted as if the new Owner had purchased the policy on the original Policy Date. You cannot cancel this Rider without surrendering your policy.
NYL Flexible Premium Variable Annuity III | AnnualDeathBenefitResetADBRRiderMember | Previously Offered [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.00%
Offered Ending [Date]	May 01, 2016
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.00%
NYL Flexible Premium Variable Annuity III | LivingNeedsBenefitUnemploymentRiderMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.00%
Name of Benefit [Text Block]	Living Needs Benefit /
Purpose of Benefit [Text Block]	Waives Surrender Charges if the Owner experiences
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]
NAME OF BENEFIT	PURPOSE	MAXIMUM FEE	BRIEF DESCRIPTION OF RESTRICTIONS/ LIMITATIONS
Unemployment Rider
certain “qualifying events”
such as: (i) confinement to a
health care facility for 60
consecutive days;
(ii) terminal illness; or
(iii) disability. If the Owner
becomes unemployed, the
rider waives Surrender
Charges on a one-time
withdrawal of up to 50% of
your Accumulation Value.

and have a minimum
Accumulation Value of
$5,000.
•Qualifying Event (as
defined in the rider) must
occur after the Policy Date.
•Not available if any Owner
has attained age 86 on the
Policy Date.
•For the Disability portion of
the rider, any withdrawal
after your 66th birthday will
not be eligible for the rider
benefit and surrender
charges may apply.
•Unemployment must be for
at least 60 consecutive
days.
•A determination letter from
your state’s Department of
Labor is required for
unemployment benefit.

Name of Benefit [Text Block]	Living Needs Benefit /
Operation of Benefit [Text Block]	Living Needs Benefit/Unemployment RiderThis rider is available at no additional cost. Rider benefits and requirements to qualify for the rider benefits may not be the same in all jurisdictions. We include a Living Needs Benefit/Unemployment Rider for all types of policies. In Connecticut, the rider is named the “Living Needs Benefit Rider” and the Unemployment and disability portions of the rider are not available. In New York, the rider is named “Waiver Of Surrender Charges For Living Needs Qualifying Events” and the Unemployment portion of the rider is not available. In New Jersey, the rider is named the “Living Needs Benefit Rider” and the Unemployment portion of the rider is not available. The Living Needs Benefit/Unemployment Rider will waive all surrender charges (or a portion of surrender charges in the case of Unemployment), if you provide satisfactory proof that the Owner has experienced a Qualifying Event (as defined below). In order to receive the benefit associated with this rider, your policy must have been in force for at least one year and have a minimum Accumulation Value of $5,000 and the Qualifying Event must occur on or after the Policy Date. For the Disability portion of the rider, any withdrawal after your 66th birthday will not be eligible for the rider benefit and surrender charges may apply. For the Unemployment portion of the rider, we will waive surrender charges on a one-time withdrawal of up to 50% of your Accumulation Value. Surrender charges will apply on amounts withdrawn in excess of that amount and on subsequent withdrawals. In addition, none of the benefits of this rider are available for policies where any Owner(s) has attained their 86th birthday on the Policy Date. If the Owner(s) is not a natural person, all restrictions and benefits of the rider are based on the Annuitant. The types of Qualifying Events are defined as follows: (a)Health Care Facility (defined as a state licensed/certified nursing home/assisted living facility): The Owner is enrolled and living in a Health Care Facility for 60 consecutive days.(b)Terminal Illness: A determination by a licensed physician that the Owner has a life expectancy of 12 months or less.(c)Disability: A determination by a licensed physician that the Owner has a disability that prevents them from performing any work for pay or profit for at least 12 consecutive months. We may require proof of continued disability as of the date of the withdrawal.(d)Unemployment: A determination letter from the applicable state’s Department of Labor that the Owner qualifies for and has been receiving state unemployment benefits for 60 consecutive days.A Health Care Facility is defined as a state licensed/certified nursing home/assisted living facility. In addition, we may also require proof of continued disability as of the date of the withdrawal.
Calculation Method of Benefit [Text Block]	For example, if an Owner with $100,000 in Accumulation Value experiences one of the Qualifying Events described in (a) – (c) above in Policy Year 3, he or she will be able to take withdrawals from his or her policy without having to pay a surrender charge on such withdrawals for as long as the Owner satisfies the conditions of eligibility. If the Owner were to experience the Qualifying Event of Unemployment in (d) in Policy Year 3, he or she would be able to make a one-time withdrawal of up to $50,000 without having to pay a surrender charge on such withdrawal. If he or she were to withdraw in excess of $50,000, he or she would pay a surrender charge on the amount exceeding $50,000 and on any subsequent withdrawals. You will be able to receive benefits under this rider the later of the date you meet the above requirements or the date we receive your documentation in Good Order at the VPSC at one of the addresses listed in the “CONTACTING NYLIAC” section of this Prospectus.
NYL Flexible Premium Variable Annuity III | WaiverofSurrenderChargesforHomeHealthCareQualifyingEventRiderMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.00%
Name of Benefit [Text Block]	Waiver of Surrender Charges for Home Health Care Qualifying Event Rider
Purpose of Benefit [Text Block]	Waives 100% of Surrender Charges if eligible Owner receives Home Health Care Services by a Home Health Care Provider.
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]
NAME OF BENEFIT	PURPOSE	MAXIMUM FEE	BRIEF DESCRIPTION OF RESTRICTIONS/ LIMITATIONS
of eligibility prior to each request for a partial withdrawal or full policy surrender.

Name of Benefit [Text Block]	Waiver of Surrender Charges for Home Health Care Qualifying Event Rider
Operation of Benefit [Text Block]	This rider is automatically included for all policyowners who are at least age 76 on the Policy Date. This rider waives 100% of surrender charges if the Owner begins receiving Home Health Care Services provided by a Home Health Care provider, as recommended by a licensed physician. In order to receive the benefit associated with this rider, your policy must have been in force for at least one year and have a minimum Accumulation Value of $5,000 and the Qualifying Event must occur on or after the Policy Date. The Owner must have received Home Health Care Services for at least 60 days during the six-month period preceding the partial withdrawal or full surrender. The Home Health Care Provider must be an organization or individual that is licensed to provide home health care to chronically ill individuals in their home or residence for an hourly or daily charge. The Owner must have received Home Health Care Services for at least 60 days during the six-month period preceding the partial withdrawal or full surrender. We receive the right to request satisfactory proof of eligibility each time the Owner requests a partial withdrawal or full surrender of the policy.
NYL Flexible Premium Variable Annuity III | FutureIncomeRidernolongeravailableforapplicationssignedonorafterMay12017Member
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.00%
Name of Benefit [Text Block]	Future Income Rider (no longer available for applications signed on or after May 1, 2017)
Purpose of Benefit [Text Block]	Allows you to apply a portion of your policy’s Variable Accumulation Value to purchase a stream of guaranteed annuity Income Payments for the lifetime of the Annuitant(s).
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	•A Future Income Purchase will proportionally reduce the guaranteed amount of your death benefit.•Future Income Payment amounts are based on a variety of factors in effect at the time of each Future Income Purchase.•Amounts used for a Future Income Purchase are no longer available for withdrawal or annuitization.•Future Income Start Date is subject to minimum and maximum waiting periods.
Name of Benefit [Text Block]	Future Income Rider (no longer available for applications signed on or after May 1, 2017)
Operation of Benefit [Text Block]	The Future Income RiderThe Future Income Rider (“FIR”) is not available for applications signed on or after May 1, 2017. The FIR was included with most policies issued prior to May 1, 2017 at no additional charge (other than certain qualified plans; see APPENDIX 2 for more information). The FIR allows you to apply a portion of your policy’s Variable Accumulation Value to purchase a stream of guaranteed annuity Income Payments for the lifetime of the Annuitant(s) (a “Future Income Purchase”), starting on the Future Income Start Date. Future Income Purchases are maintained in NYLIAC’s general account, and guarantees under the FIR are backed solely by the claims–paying ability of the NYLIAC general account. Future Income Purchases. You can choose if and when to make a Future Income Purchase, subject to an initial waiting period. Generally, you must wait until after the first Policy Anniversary following a Premium Payment to make a Future Income Purchase using amounts from that Premium Payment. However, before the first Policy Anniversary, you can make Future Income Purchases that are less than or equal to the amount by which the Accumulation Value exceeds the value of Premium Payments during that time. After the waiting period, you can make a Future Income Purchase at any time before you annuitize the policy and until two years before the Future Income Start Date. You choose a Future Income Start Date when you make your first Future Income Purchase. Currently, there is no limit on the total number of Future Income Purchases you can make while your policy is in effect. However, in the future we may limit the total number of Future Income Purchases you can make. If we decide to impose a limit, we will provide you with at least thirty (30) days’ notice. Future Income Purchases are not required. The minimum Future Income Purchase amount is $5,000 for the initial Future Income Purchase, and $100 for subsequent purchases. Total Future Income Purchases cannot be more than $1,000,000. You can make no more than twelve (12) Future Income Purchases in any Policy Year. Future Income Purchases are made through deductions taken from your Policy’s Variable Accumulation Value. To make a Future Income Purchase, you can send a written request to one of the addresses provided the “CONTACTING NYLIAC” section of this Prospectus. We will process your request at the close of the Business Day on which it is received by NYLIAC. NYLIAC may limit total Future Income Purchases to 25% of Accumulation Value in a given Policy Year. If we decide to impose a limit, we will provide you with at least thirty (30) days’ notice. When you make a Future Income Purchase, you can specify from which Investment Divisions the Future Income Purchase amount should be deducted. You can choose to fund the Future Income Purchase with a pro-rata deduction from all your Investment Divisions, or you can select particular Investment Divisions from which to deduct the Future Income Purchase amount. You cannot use amounts in the DCA Advantage Account or the Fixed Account for a Future Income Purchase. There are no surrender charges on amounts deducted from your Variable Accumulation Value to make a Future Income Purchase. For the purposes of calculating the guaranteed amount of a death benefit under the base policy or the ADBR, a Future Income Purchase will be considered to be a withdrawal from the policy and will proportionally reduce the guaranteed amounts under these riders. You can also make Future Income Purchases on a recurring basis by setting up systematic Future Income Purchases. The VPSC must receive a completed Future Income Purchase Form requesting systematic purchases at least five (5) Business Days before the date purchases are scheduled to begin. If your request for this option is received less than five (5) Business Days prior to the date you request purchases to begin, the systematic purchases will begin the month following the receipt of your request on the day of the month you specified, or if that day is not a Business Day, on the next Business Day. The amount of future income purchased depends on the Future Income Purchase rate in effect on the day you make the purchase, as determined by NYLIAC, well as other factors, including the Age and sex of the Annuitant(s), the Future Income Purchase amount and the length of time before Future Income Payments are scheduled to begin. After each Future Income Purchase, we will send you a confirmation statement containing the amount of income you purchased. You can cancel a Future Income Purchase by sending a written notice to one of the addresses provided in the “CONTACTING NYLIAC” section of this Prospectus within ten (10) days after you receive written confirmation of that Future Income Purchase. If you do not cancel a Future Income Purchase, it will be deemed final and will be used to provide the Future Income Payment amount noted in the confirmation. Once final, the amount of the Future Income Purchase cannot be returned to the Investment Divisions and cannot be withdrawn or surrendered. If you cancel a Future Income Purchase, you cannot make another Future Income Purchase for ninety (90) days from the date of the cancelled purchase. Any Variable Accumulation Value used for a Future Income Purchase can only be accessed through the receipt of Future Income Payments, starting on the Future Income Start Date. Once a portion of your Variable Accumulation Value is used to make a Future Income Purchase, it is no longer available to you on a full or partial surrender of your Policy, or upon a full or partial annuitization, unless the Future Income Purchase is reversed during the cancellation period. Accordingly, before making a Future Income Purchase, you should consider your liquidity needs. Variable Accumulation Value used to make Future Income Purchases is no longer invested in the Investment Divisions and will not earn any interest. Future Income Payments. If an Annuitant is living, we will make Future Income Payments to the Payee you designate, beginning on the Future Income Start Date. Future Income Payments will continue for the lifetime of the Annuitant (or last surviving Annuitant, for joint Annuitant policies). The amount of a Future Income Payment is based on, among other things, the Future Income Purchase rates in effect when you make the Future Income Purchase, the Age and sex of the Annuitant(s), the Future Income Purchase amount and the length of time before Future Income Payments are scheduled to begin. The guaranteed lifetime income from the FIR could be higher or lower than the amount you might receive if you purchased a similar product that is offered by us or by another company. If you choose to make multiple Future Income Purchases, the amount of your Future Income Payments will be greater after each purchase. We will send you a written confirmation of the change in the Future Income Payment amount after each purchase. Please refer to the rider Data Page for more information about how the Future Income Purchase rate and the resulting Future Income Payment amount are determined. Full or partial surrenders or annuitizations will not affect Future Income Payment amounts. Please note, however, even if you surrender the Policy, we will not make any Future Income Payments until the Future Income Start Date. You can make a one–time change to the Future Income Start Date that you chose when you made your first Future Income Purchase. The earliest Future Income Payment Start Date you can change to is thirteen (13) months from the date of your last Future Income Purchase, and the latest date is five (5) years after the original Future Income Start Date you chose, or the year in which the Annuitant (oldest joint Annuitant, if applicable) is age 85, if earlier. Note, however that with Traditional IRA policies, the Future Income Start Date cannot be deferred later than April 1 of the year following the year when the Owner reaches their applicable age (see “DISTRIBUTIONS UNDER THE POLICY – Required Minimum Distributions”). For Qualified Policies, a change in the Future Income Start Date to an earlier date may be subject to Code restrictions applicable to required minimum distributions. If a change in the Future Income Start Date would result in Future Income Payments that violate those Code restrictions, we will inform you that you may revise your request to an allowable Future Income Start Date. If the Future Income Start Date is accelerated by five (5) years or less, we will increase the Future Income Payments, if necessary, to an amount that will satisfy Code restrictions. Accelerating the Future Income Start Date would likely result in a lower Future Income Payment and deferring the date would likely result in a higher payment. However, if you defer the date, you increase the chance that you may die before payments begin, or you could receive fewer payments before you die. If you choose to change the Future Income Start Date, the interest rate for recalculating your Future Income Payments will be determined according to a formula that appears on your rider Data Page. The formula includes a factor that will increase the interest rate used to recalculate the Future Income Payments for accelerations and decrease the interest rate used to recalculate Future Income Payments for deferrals. The rider Data Page has additional information about how accelerating or deferring the Future Income Start Date will affect your Future Income Payments. APPENDIX 2 has information about restrictions on Income Start Dates under qualified plans. To change the Future Income Start Date, you must send the VPSC a request in writing or by any other method we make available, to one of the addresses listed in the “CONTACTING NYLIAC” section of this Prospectus. If the Annuitant is living on the Future Income Start Date, we will make Future Income Payments under the life with cash refund option to the designated Payee. For Non–Qualified Policies only, you also have the option to receive any eight (8) consecutive Future Income Payments in advance in a lump sum. This option can be exercised only three (3) times over the life of the Policy. This option is not available if you are under age 59½. Death Benefits under the FIR. Death benefits under the FIR are in addition to death benefits payable under the base policy, which are described in “DESCRIPTION OF BENEFITS – The Standard Death Benefit–Death Before Annuity Commencement” and death benefits under the optional Annual Death Benefit Reset Rider, which are described in “DESCRIPTION OF BENEFITS—Annual Death Benefit Reset (ADBR) Rider”. If you have made a Future Income Purchase, the FIR provides for the following death benefits: •If the Policy ends due to the death of an Owner or Annuitant before the Policy is annuitized (i.e. when Income Payments under the policy begin) and before the Future Income Start Date, the FIR ends and we will pay the Beneficiary a death benefit in an amount equal to the cumulative Future Income Purchases.•If the Policy ends because an Owner or Annuitant dies before the policy is annuitized and after the Future Income Start Date, we will continue to make Future Income Payments to the Payee, while an Annuitant is living. If no Annuitant is living or when the Annuitant dies (last surviving Annuitant for joint Annuitant policies), we will pay to your Beneficiary, even if the Payee is still living, a death benefit, if any, in an amount equal to the cumulative Future Income Purchases less the sum of Future Income Payments made as of the date of death of the Annuitant (last surviving Annuitant for joint Annuitant policies). The Payee is the individual or entity you have designated to receive Future Income Payments.•If an Owner dies after the policy is annuitized and before the Future Income Start Date, the FIR ends and we will pay the Beneficiary a death benefit in an amount equal to the cumulative Future Income Purchases even if an Annuitant is still living.•If an Owner dies after the policy is annuitized and after the Future Income Start Date, we will continue making Future Income Payments to the Payee while an Annuitant is living. If the Payee dies before the Annuitant, then we will make Future Income Payments to the Annuitant, unless you specify otherwise. If no Annuitant is living, or when the Annuitant dies (last surviving Annuitant for joint Annuitant policies), we will pay the Beneficiary, even if the Payee is still living, a death benefit, if any, in an amount equal to the cumulative Future Income Purchases less the sum of Future Income Payments made as of the date of death of the Annuitant (last surviving Annuitant for joint Annuitant policies).Death of an Annuitant under the FIR If the policy is issued with one Annuitant, who is not the Owner, and the Annuitant dies before the Future Income Start Date, then you (the primary Owner) become the new Annuitant. We will increase the Variable Accumulation Value by an amount equal to the cumulative Future Income Purchases made while the Annuitant was living. We will apply the increase to the Investment Divisions on a pro–rata basis, based on the allocations in effect as of the date of the Annuitant’s death. We will make this adjustment as of the date we receive proof of death for the Annuitant. No Future Income Payments will be made with the Future Income Purchases based on the original Annuitant’s life. However, the Owner (who is now the new Annuitant) may make subsequent Future Income Purchases based on his or her own life. For joint Annuitant policies, if an Annuitant who is not an Owner dies prior to the Future Income Start Date, you cannot add a new joint Annuitant, and we will not make any adjustments to the Variable Accumulation Value when a non–Owner Annuitant dies. You may continue to make Future Income Purchases based on the life of the surviving Annuitant. These purchases will be added to any joint life Future Income Purchases, made prior to the Annuitant’s death, to provide Future Income Payments at the Future Income Start Date. Spousal Continuation and the FIR If the Owner dies before annuitizing the policy, and the Owner’s spouse is eligible to continue the policy (see “DESCRIPTION OF BENEFITS – The Standard Death Benefit–Death Before Annuity Commencement”, below), the following will occur if your spouse continues the policy: •If you die before the Future Income Start Date, and you were the only Annuitant, and you have not made any Future Income Purchases, your Spouse may make Future Income Purchases based on his or her own life as the new Annuitant, subject to certain limitations specified in the FIR.•If you die before the Future Income Start Date, and you were the only Annuitant, and you made Future Income Purchases, we will not make any Future Income Payments based on those Future Income Purchases. Instead, we will increase the Policy’s Variable Accumulation Value by an amount equal to the total Future Income Purchases. We will apply the increase on a pro–rata basis, based on the Investment Division allocations in effect as of the date of your death. We will make this adjustment as of the date we receive proof of death for you. Following this adjustment, your spouse, who is now the Annuitant, may make Future Income Purchases based on his or her own life, subject to certain limitations in the FIR.•If you and your spouse were joint Annuitants, after you die your spouse may make Future Income Purchases based on his or her own life, subject to certain limitations in the FIR, even if you made joint–life Future Income Purchases prior to your death. We will apply all Future Income Purchases that either or both of you made to Future Income Payments at the Future Income Start Date.•If you were not an Annuitant, after you die your spouse may make Future Income Purchases based on the life of the Annuitant, or joint Annuitants, as applicable, and subject to the limitations of the FIR. We will apply all Future Income Purchases that either or both of you made to Future Income Payments.If you die after the Future Income Start Date but before annuitizing the policy, the following will occur: •We will continue to make Future Income Payments to the Payee for as long as an Annuitant is living. Your spouse may continue the policy.
Calculation Method of Benefit [Text Block]	Set forth below is an example of how the benefit under the FIR may be realized. In this example, we have assumed the following: (1)The policyowner is a 60-year-old woman in her fourth Policy Year;(2)The policy has $100,000 of Accumulation Value;(3)On May 1, 2021, the policyowner purchases $15,000 in Future Income with the Cash Refund Income Option and has chosen a Future Income Start Date of May 1, 2025; and(4)The Accumulation Value of the policy decreased to $85,000 as a result. No surrender charges are assessed;Based on the rate in effect for this policyowner on May 1, 2021, the policyowner will receive annual income starting on May 1, 2025 in the amount of $755.28.
NYL Flexible Premium Variable Annuity III | FutureIncomeRidernolongeravailableforapplicationssignedonorafterMay12017Member | Previously Offered [Member]
Prospectus:
Offered Ending [Date]	May 01, 2017
NYL Flexible Premium Variable Annuity III | AutomaticAssetRebalancingMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.00%
Name of Benefit [Text Block]	Automatic Asset Rebalancing
Purpose of Benefit [Text Block]	Automatically rebalances your Variable Accumulation Value (either quarterly, semi-annually, or annually) to maintain the percentage allocated to each Investment Division at a pre-set level.Automatically transfers a specific amount of money from any Investment Division to any combination of Investment Divisions and/or Fixed Account at set intervals.
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	•Cannot be used with the traditional Dollar Cost Averaging option.•You must have a minimum Accumulation Value of $2,500 to elect this option, and a minimum of $2,500 to continue it as scheduled.
Name of Benefit [Text Block]	Automatic Asset Rebalancing
Operation of Benefit [Text Block]	Automatic Asset RebalancingThis policy feature, which is available at no additional cost, allows you to automatically maintain the percentage of your Variable Accumulation Value allocated to each Investment Division at a pre-set level. Unless you opt out of AAR on your application or in a subsequent notice, your policy will be subject to AAR. AAR works as follows: You might specify that 50% of the Variable Accumulation Value of your policy be allocated to the MainStay VP MacKay Convertible Investment Division and 50% of the Variable Accumulation Value be allocated to the MainStay VP PineStone International Equity Investment Division. Over time, the fluctuations in returns from each of these Investment Divisions will shift the percentages of your Variable Accumulation Value in each Investment Division. Using AAR, NYLIAC will automatically transfer your Variable Accumulation Value back to the percentages you specify. AAR also applies if your Variable Accumulation Value is allocated to an Asset Allocation Model. You can choose to have AAR transfers made on your quarterly, semi-annual, or annual Policy Anniversary. If at any time you elect not to use the AAR feature and then change your mind, you must send a completed AAR request form to the VPSC at one of the addresses listed in the “CONTACTING NYLIAC” section of this Prospectus or by any other method we make available. The VPSC must receive the completed AAR request form at least five Business Days before the date that the rebalancing is scheduled to begin. If we receive your completed AAR request form for this option less than five Business Days prior to the date you request rebalancing to begin, the reallocation will begin on the next rebalancing date based on the rebalancing frequency you selected. Faxed and e-mailed AAR requests are not currently accepted; however, we reserve the right to accept them at our discretion. You may modify an existing AAR by contacting us by phone at the number provided in the “CONTACTING NYLIAC” section of this Prospectus. We will suspend AAR automatically if the Variable Accumulation Value is less than $2,500 on a reallocation date. Once the Variable Accumulation Value equals or exceeds this amount, AAR will resume automatically as scheduled. There is no minimum amount that you must allocate among the Investment Divisions under this option. AAR may be cancelled if a premium allocation change or transfer is submitted on your behalf that is inconsistent with your current AAR arrangement. You may prevent this cancellation if a conforming AAR change is processed within one Business Day of the inconsistent premium allocation change or transfer. You may cancel the AAR feature at any time by sending a written cancellation request in Good Order to the VPSC or by contacting us by phone or online as described in the “CONTACTING NYLIAC” section of this Prospectus. You may not elect the AAR feature if you have selected the traditional Dollar Cost Averaging option. However, you have the option of alternating between these two features.
NYL Flexible Premium Variable Annuity III | TraditionalDollarCostAveragingMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.00%
Name of Benefit [Text Block]	Traditional Dollar Cost Averaging
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	•Cannot be used with the Automatic Asset Rebalancing option.•For premium based M&E Charge policies, amounts cannot be transferred to the Fixed Account (if applicable).•You must have a minimum Accumulation Value of $2,500 to elect this option, and a minimum of $2,000 to continue as scheduled.
Name of Benefit [Text Block]	Traditional Dollar Cost Averaging
Operation of Benefit [Text Block]	Traditional Dollar Cost AveragingThis option, which is available at no additional cost, permits systematic investing to be made in equal installments over various market cycles to help reduce risk. You may specify, prior to the Annuity Commencement Date, a specific dollar amount to be transferred from any Investment Division to any combination of Investment Divisions and/or the Fixed Account. Please note that for Premium based Base Contract Charge policies, amounts cannot be transferred to the Fixed Account (if applicable) You will specify the Investment Divisions to transfer money from, the Investment Divisions and/or Fixed Account to transfer money to, the amounts to be transferred, the date on which transfers will be made, subject to our rules, and the frequency of the transfers (monthly, quarterly, semi-annually or annually). You may not use traditional dollar cost averaging to make transfers into or from an Asset Allocation Model. You may not make transfers from the Fixed Account, but you may make transfers into the Fixed Account. Each transfer from an Investment Division must be at least $100. You must have a minimum Accumulation Value of $2,500 to elect this option. Once all money has been allocated to the Investment Divisions of your choice or the balance in the Investment Division you are transferring from is less than $100, the Dollar Cost Averaging option will cease. A new request must be submitted to reactivate this feature. NYLIAC may reduce the minimum transfer amount and minimum Accumulation Value at its discretion. NYLIAC will make all Dollar Cost Averaging transfers on the day of each calendar month that you specify or on the next Business Day (if the day you have specified is not a Business Day). You may specify any day of the month except the 29th, 30th, or 31st. In order to process transfers under the Dollar Cost Averaging Option, the VPSC must have received a completed Dollar Cost Averaging request form in Good Order at one of the addresses listed in the “CONTACTING NYLIAC” section of this Prospectus no later than five Business Days prior to the date transfers are to begin. You may also process a Dollar Cost Averaging transfer by any other method we make available. If your Dollar Cost Averaging request form for this option is received less than five Business Days prior to the date you request it to begin, the transfers will begin on the day of the month you specify in the month following the receipt of your request. All completed Dollar Cost Averaging request forms must be sent to the VPSC at one of the addresses listed in the “CONTACTING NYLIAC” section of this Prospectus. Faxed and e-mailed requests are not currently accepted, however, we reserve the right to accept them at our discretion. You may cancel the Dollar Cost Averaging option at any time. To cancel the Dollar Cost Averaging option, you must send a written cancellation request in Good Order to the VPSC or contact us by phone at the number provided in the “CONTACTING NYLIAC” section of this Prospectus. NYLIAC may also cancel this option if the Accumulation Value is less than $2,000, or such lower amount as we may determine. You may not elect the Dollar Cost Averaging option if you have selected the Automatic Asset Rebalancing option. However, you have the option of alternating between these two features.
NYL Flexible Premium Variable Annuity III | TheDCAAdvantageAccountMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.00%
Name of Benefit [Text Block]	The DCA Advantage Account
Purpose of Benefit [Text Block]	Allows you to set up automatic dollar cost averaging using the DCA Advantage Account when an initial premium payment or a subsequent premium payment of at least $2,000 is made. The DCA Advantage
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]
NAME OF BENEFIT	PURPOSE	MAXIMUM FEE	BRIEF DESCRIPTION OF RESTRICTIONS/ LIMITATIONS
Account transfers amounts automatically to the Investment Divisions you choose in six monthly increments and pays you interest on amounts remaining in the DCA Advantage Account.
•You must allocate a
minimum of $2,000 to the
DCA Advantage Account;
any premium payment less
than $2,000 will be
allocated directly to the
Investment Divisions in
accordance with the
instructions we have on
file.
•You cannot make transfers
into the DCA Advantage
Account from any
Allocation Option.
•The annual effective
interest rate for the DCA
Advantage Account shown
on your Policy Data Pate
applies only to your initial
premium payment. Interest
rates applied to
subsequent premium
payments allocated to the
DCA Advantage Account
may differ.
•The benefits payable under
the DCA Advantage
Account (including principal
and interest) are payable
from NYLIAC's general
account and are subject to
its claims-paying ability.

Name of Benefit [Text Block]	The DCA Advantage Account
Operation of Benefit [Text Block]	The DCA Advantage AccountThis feature, which is available at no additional cost, permits you to set up automatic dollar cost averaging using the DCA Advantage Account when an initial premium payment or a subsequent premium payment is made. The DCA Advantage Account transfers amounts automatically to the Investment Divisions you choose in six monthly increments, as described below. We credit amounts in the DCA Advantage Account with interest. You can request the DCA Advantage Account in addition to traditional Dollar Cost Averaging, Automatic Asset Rebalancing or Interest Sweep. To set up a DCA Advantage Account you must send a completed DCA Advantage Account request form in Good Order to the VPSC at one of the addresses listed in the “CONTACTING NYLIAC” section of this Prospectus.
Calculation Method of Benefit [Text Block]	If you wish to allocate to the DCA Advantage Account, each premium payment you allocate to it must be at least $2,000. If your payment is less than the $2,000 minimum, it will not be allocated to the DCA Advantage Account. Instead, it will be automatically applied to the Investment Divisions that you have specified to receive transfers from the DCA Advantage Account. You must specify the Investment Divisions or available Asset Allocation Model into which transfers from the DCA Advantage Account are to be made. However, you may not select the DCA Advantage Account if its duration would extend beyond the Annuity Commencement Date. You may not make transfers from the DCA Advantage Account into the Fixed Account. We do not count transfers out of the DCA Advantage Account as part of your 12 free transfers each Policy Year. Dollar cost averaging will begin one month from the date NYLIAC receives the premium payment and transfers will be made on the same day (on the next Business Day if the day is not a Business Day) each subsequent month for the duration of the DCA Advantage Account. If a transfer is scheduled to occur on a day that does not exist in a month, it will be processed on the last day of that month or on the next Business Day if the last day of that month is not a Business Day. The amount of each transfer will be calculated at the time of the transfer based on the number of remaining monthly transfers and the remaining value in the DCA Advantage Account. For example, the amount of the first monthly transfer out of the DCA Advantage Account will equal 1/6 of the value of the DCA Advantage Account on the date of the transfer. The amount of each of the five remaining transfers will equal 1/5, 1/4, 1/3, 1/2 and the remainder of the balance, respectively, of the value of the DCA Advantage Account on the date of each transfer. You may not have more than one DCA Advantage Account open at the same time. Accordingly, any subsequent premium payment we receive for a DCA Advantage Account that is already open will be allocated to that same DCA Advantage Account and will earn the same interest rate. The entire value of the DCA Advantage Account will be completely transferred to the Investment Divisions or Asset Allocation Model within the duration specified. For example, if you allocate an initial premium payment to the DCA Advantage Account under which the 6-month term will end on December 31 and you make a subsequent premium payment to the 6-month DCA Advantage Account before December 31, we will allocate the subsequent premium payment to the same 6-month DCA Advantage Account already opened and transfer the entire value of the 6-month DCA Advantage Account to the Investment Divisions or Asset Allocation Model by December 31 even though a portion of the money was not in that DCA Advantage Account for the entire 6-month period. If an additional premium payment of $2,000 or more is allocated to the DCA Advantage Account after the duration has expired, the DCA Advantage Account will be re–activated and will earn the interest rate in effect on the Business Day the new premium payment is received at the VPSC. You can make partial withdrawals and transfers (in addition to the automatic transfers described above) from the DCA Advantage Account. We will make partial withdrawals and transfers first from the DCA Advantage Account Accumulation Value attributed to the initial premium payment and then from the DCA Advantage Account Accumulation Value attributed to subsequent allocations in the order received. You cannot make transfers into the DCA Advantage Account from any Allocation Option.
NYL Flexible Premium Variable Annuity III | InterestSweepMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.00%
Name of Benefit [Text Block]	Interest Sweep
Purpose of Benefit [Text Block]	Automatically transfers interest earned on the Fixed Account to one or any combination of Investment Divisions.
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	•Frequency of the transfers can be monthly, quarterly, semi-annually, or annually.•You must have a minimum of $2,500 in the Fixed Account to elect this option (but this amount may be reduced at our discretion) and a minimum of $2,000 to continue as scheduled.
Name of Benefit [Text Block]	Interest Sweep
Operation of Benefit [Text Block]	Interest SweepThis optional benefit, which is available at no additional cost, allows the interest earned on monies allocated to the Fixed Account to be transferred from the Fixed Account to one or any combination of Investment Divisions or an available Asset Allocation Model. You must specify the Investment Divisions and/or Asset Allocation Model, the frequency of the transfers (monthly, quarterly, semi-annually, or annually), and the day of each calendar month to make the transfers (except the 29th, 30th, and 31st of a month). NYLIAC will make all Interest Sweep transfers on the day of each calendar month you have specified or on the next Business Day (if the day you have specified is not a Business Day). To request an Interest Sweep transfer, you must send an Interest Sweep request form in Good Order to the VPSC at one of the addresses listed in the “CONTACTING NYLIAC” section of this Prospectus. The VPSC must receive a completed Interest Sweep request form at least five Business Days prior to the date transfers are scheduled to begin. If the VPSC does not receive a completed Interest Sweep request form within the five Business Days prior to the date you request it to begin, the transfer will begin on the day of the month you specify in the month following the receipt of your request. The Interest Sweep option may be utilized in addition to traditional Dollar Cost Averaging, Automatic Asset Rebalancing, or the DCA Advantage Account. With an Asset Allocation Model, the Interest Sweep option may be utilized with Automatic Asset Rebalancing and the DCA Advantage Account. If an Interest Sweep transfer is scheduled for the same day as a transfer related to the traditional Dollar Cost Averaging option, the Automatic Asset Rebalancing option or the DCA Advantage Account, we will process the Interest Sweep transfer first. You may cancel the Interest Sweep option at any time. To cancel the Interest Sweep Option, you must send a written cancellation request in Good Order to the VPSC or contact us by telephone as described in the “CONTACTING NYLIAC” section of this Prospectus. We may also cancel this option if the Fixed Account Accumulation Value is less than $2,000, or such a lower amount as we may determine. To establish a new Interest Sweep transfer after the option has been cancelled, you must send an Interest Sweep request form in Good Order to the VPSC at one of the addresses listed in the “CONTACTING NYLIAC” section of this Prospectus. You may also process an Interest Sweep transfer by any other method we make available. The VPSC must receive an Interest Sweep request form in Good Order at least five Business Days prior to the date transfers are scheduled to begin. If the VPSC does not receive an Interest Sweep request form in Good Order at least five Business Days prior to the date you request it to begin, transfers will begin on the day of the month you specify in the month following the receipt of your request. Faxed and e-mailed requests are not currently accepted, however, we reserve the right to accept them at our discretion. The minimum Fixed Account Accumulation Value required to elect this option is $2,500, but this amount may be reduced at our discretion.
NYL Flexible Premium Variable Annuity III | PaymentsReturnedMember
Prospectus:
Other Transaction Fee, Maximum [Dollars]	$ 20
Other Transaction Fee, Current [Dollars]	0
NYL Flexible Premium Variable Annuity III | LoansMember
Prospectus:
Other Transaction Fee, Maximum [Dollars]	25
Other Transaction Fee, Current [Dollars]	$ 0
NYL Flexible Premium Variable Annuity III | ADBRRiderChargeage65oryoungerMember | Previously Offered [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.30%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.30%
NYL Flexible Premium Variable Annuity III | ADBRRiderChargeage66to75Member | Previously Offered [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.35%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.35%
NYL Flexible Premium Variable Annuity III | HomeHealthCareRiderMember
Prospectus:
Operation of Benefit [Text Block]	Waiver of Surrender Charges for Home Health Care Qualifying Event Rider
NYL Flexible Premium Variable Annuity III | DollarCostAveragingMember
Prospectus:
Operation of Benefit [Text Block]	Dollar Cost Averaging ProgramsThe main objective of dollar cost averaging is to achieve an average cost per Accumulation Unit that is lower than the average price per Accumulation Unit during volatile market conditions. Since you transfer the same dollar amount to an Investment Division with each transfer, you purchase more units in an Investment Division if the value per unit is low and fewer units if the value per unit is high. Therefore, you may achieve a lower-than-average cost per unit if prices fluctuate over the long term. Similarly, for each transfer out of an Investment Division, you sell more units in an Investment Division if the value per unit is low and fewer units if the value per unit is high. Dollar cost averaging does not assure a profit in rising markets or protect against a loss in declining markets. Because it involves continuous investing regardless of price levels, you should consider your financial ability to continue to make purchases during periods of varying price levels. We do not count transfers under dollar cost averaging as part of your 12 free transfers each Policy Year. There is no charge imposed for either of the Dollar Cost Averaging programs.
Calculation Method of Benefit [Text Block]	We have set forth below an example of how dollar cost averaging works. In the example, we have assumed that you want to transfer $100 from the MainStay VP U.S. Government Money Market Investment Division to the MainStay VP Wellington U.S. Equity—Service Class Investment Division each month. Assuming the Accumulation Unit values below, you would purchase the following number of Accumulation Units:
Month	Amount Transferred	Accumulation Unit Value	Accumulation Units Purchased
1	$100	$10.00	10.00
2	$100	$8.00	12.50
3	$100	$12.50	8.00
4	$100	$7.50	13.33
Total	$400	$38.00	43.83
The average unit price is calculated as follows:
Total unit price	=	$38.00	=	$9.50
Number of months		4
The average unit cost is calculated as follows:
Total amount transferred	=	$400.00	=	$9.13
Total units purchased		43.83
In this example, with dollar cost averaging you would have paid an average of $9.13 per unit while the average price per unit during the purchase period was $9.50. Keep in mind that it is also possible for dollar cost averaging to result in a loss. For example, if Accumulation Unit Values had increased rapidly over the four-month period used in the example above, you would have achieved a lower average unit cost by making the entire purchase in the first month.
NYL Flexible Premium Variable Annuity III | AccidentalDeathBenefitRiderMember
Prospectus:
Optional Benefits Footnotes [Text Block]	As an annualized percentage of the ADBR Reset Value.
NYL Flexible Premium Variable Annuity III | Standard Death Benefit [Member]
Prospectus:
Name of Benefit [Text Block]	Standard Death Benefit
Purpose of Benefit [Text Block]	Guarantees your beneficiaries will receive a benefit at least equal to the greatest of: (i) your Accumulation Value or (ii) the Return of Premium Death Benefit or (iii) the Step-up Death Benefit.
Standard Benefit Expense (of Benefit Base), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	•Withdrawals could significantly reduce the benefit (possibly by an amount substantially greater than the actual amount withdrawn).
Name of Benefit [Text Block]	Standard Death Benefit
Operation of Benefit [Text Block]	The Standard Death Benefit – Death Before Annuity CommencementUnless amended by any rider attached to the policy, if the Owner dies prior to the Annuity Commencement Date, we will pay the Standard Death Benefit amount as proceeds to the designated Beneficiary(ies), as of the date the VPSC receives proof of death and all other required information in Good Order at one of the addresses listed in the “CONTACTING NYLIAC” section of this Prospectus. With a jointly owned policy, ownership rights and privileges under the policy must be exercised jointly and benefits under the policy will be paid upon the death of any joint owner, unless the surviving spouse has been designated the sole primary beneficiary. In that case, the surviving spouse can choose to continue the policy as discussed below. (See “FEDERAL TAX MATTERS— Taxation of Annuities in General.”) For policies purchased before February 13, 2023 and owned by a grantor trust, benefits will be paid upon the death of any grantor. For policies owned by grantor trusts and purchased after February 13, 2023, benefits will be paid upon the death of the Annuitant. The Standard Death Benefit amount will be the greatest of: (a)the Accumulation Value; or(b)the Return of Premium Death Benefit; or(c)the Step–up Death Benefit.If more than one Beneficiary is named, each Beneficiary will be paid a pro rata portion from each Investment Division, the Fixed Account and the DCA Advantage Account in which the policy is invested as of the date we receive proof of death and all requirements necessary to make the payment to that Beneficiary. The remaining balance in the policy after paying each Beneficiary will remain in each Allocation Option in which the policy was invested as of the date we received proof of death in Good Order. We will keep the remaining balance in the policy to pay the other Beneficiaries. Due to market fluctuations, the remaining Accumulation Value may increase or decrease and we may pay subsequent Beneficiaries a different amount. Beneficiary(ies) may not make transfers between Investment Divisions of the Separate Account, the Fixed Account or any other investment option that we may offer at any time. We will make payments in a lump sum to the Beneficiary unless you have elected or the Beneficiary elects otherwise in a signed written notice in Good Order. If such an election is properly made, we will apply all or part of these proceeds: (i)under a Life Income Payment option to provide an immediate annuity for the Beneficiary who will be the policyowner and Annuitant; or(ii)under another Income Payment option we may offer at the time.Payments under the annuity or under any other method of payment we make available must be for the life of the Beneficiary, or for a number of years that is not more than the life expectancy of the Beneficiary at the time of the policyowner’s death (as determined for federal tax purposes), and must begin within one year after the policyowner’s death. (See “ANNUITY PAYMENTS (THE INCOME PHASE)—Income Payments.”) If your spouse (as defined under Federal law) is designated as the sole primary Beneficiary, we can pay the proceeds to the surviving spouse if you die before the Annuity Commencement Date or the policy can continue with the surviving spouse as (a) the new policyowner and, (b) the Annuitant, if you were the Annuitant. Please note: if your spouse is not designated as the sole primary beneficiary, when you die, the death benefit will be paid to the beneficiary(ies) you named, even if your spouse was the joint owner of the policy. For policies with one Annuitant, if the Annuitant is not an Owner and the Annuitant dies before the Annuity Commencement Date, when we receive proof of death for the Annuitant, the Owner will become the Annuitant, and the policy will continue. If the policy is jointly owned, the first Owner named will become the Annuitant. For more information about spousal continuance for policies issued in New Jersey, see “APPENDIX 3 –State Variations.” We will make any distribution or application of policy proceeds within 7 days after the VPSC receives all documents (including documents necessary to comply with federal and state tax law) in connection with the event or election that causes the distribution to take place at one of the addresses listed in the “CONTACTING NYLIAC” section of this Prospectus in Good Order, subject to postponement in certain circumstances. (See “The POLICIES—Delay of Payments.”)
Calculation Method of Benefit [Text Block]	How the Standard Death Benefit is Calculated Here is an example of how the Standard Death Benefit is calculated. Assume that: (1)You purchase this policy with a $200,000 premium payment;(2)A $20,000 withdrawal is made at the end of the second Policy Year, and the Accumulation Value immediately preceding the withdrawal is $240,000;(3)The Accumulation Value as of the ninth Policy Anniversary is $225,000; and(4)You die in the tenth Policy Year, and the Accumulation Value upon death is $175,000At issue, the Adjusted Death Benefit Premium Payments are equal to $200,000 Due to the $20,000 withdrawal at the end of the second Policy Year, the Adjusted Death Benefit Premium Payments were reduced by $16,666.67, calculated as follows: ($20,000 / $240,000) * $200,000 = $16,666.67. Upon death in the tenth policy year, the Standard Death Benefit is $225,000, which is the greater of: a)the Accumulation Value upon death= $175,000, orb)Premium payments less any Return of Premium Death Benefit Proportional Withdrawal;= $183,333.33 (calculated as follows: $200,000 - $16,666.67 = $183,333.33), orc)The Step-Up Death Benefit;=$225,000 (in most jurisdictions, the Step-up Death Benefit would be the Accumulation Value as of the ninth Policy Anniversary; in New York, for policies with an application signed on or after November 13, 2023, the Step-up Death Benefit would be the Accumulation Value as of the seventh Policy Anniversary)In this example, your Beneficiary would receive $225,000.
NYL Flexible Premium Variable Annuity III | AccumulationValuebasedMember
Prospectus:
Administrative Expense, Maximum [Dollars]	$ 30
NYL Flexible Premium Variable Annuity III | AccumulationValuebasedMember | DuringtheSurrenderChargePeriodMember
Prospectus:
Base Contract Expense (of Other Amount), Maximum [Percent]	1.35%
Base Contract Expense (of Other Amount), Current [Percent]	1.30%
NYL Flexible Premium Variable Annuity III | AccumulationValuebasedMember | DuringtheSurrenderChargePeriodMember | Previously Offered [Member]
Prospectus:
Base Contract Expense (of Other Amount), Maximum [Percent]	1.35%
Base Contract Expense (of Other Amount), Current [Percent]	1.35%
NYL Flexible Premium Variable Annuity III | AccumulationValuebasedMember | AftertheSurrenderChargePeriodMember
Prospectus:
Base Contract Expense (of Other Amount), Maximum [Percent]	1.15%
Base Contract Expense (of Other Amount), Current [Percent]	1.10%
NYL Flexible Premium Variable Annuity III | AccumulationValuebasedMember | AftertheSurrenderChargePeriodMember | Previously Offered [Member]
Prospectus:
Base Contract Expense (of Other Amount), Maximum [Percent]	1.15%
Base Contract Expense (of Other Amount), Current [Percent]	1.15%
NYL Flexible Premium Variable Annuity III | PremiumbasedMember
Prospectus:
Administrative Expense, Maximum [Dollars]	$ 30
NYL Flexible Premium Variable Annuity III | PremiumbasedMember | DuringtheSurrenderChargePeriodMember
Prospectus:
Base Contract Expense (of Other Amount), Maximum [Percent]	1.55%
Base Contract Expense (of Other Amount), Current [Percent]	1.40%
NYL Flexible Premium Variable Annuity III | PremiumbasedMember | DuringtheSurrenderChargePeriodMember | Previously Offered [Member]
Prospectus:
Base Contract Expense (of Average Account Value), Current [Percent]	1.55%
Base Contract Expense (of Other Amount), Maximum [Percent]	1.55%
NYL Flexible Premium Variable Annuity III | PremiumbasedMember | AftertheSurrenderChargePeriodMember
Prospectus:
Base Contract Expense (of Average Account Value), Current [Percent]	1.20%
Base Contract Expense (of Other Amount), Maximum [Percent]	1.35%
NYL Flexible Premium Variable Annuity III | PremiumbasedMember | AftertheSurrenderChargePeriodMember | Previously Offered [Member]
Prospectus:
Base Contract Expense (of Average Account Value), Current [Percent]	1.35%
Base Contract Expense (of Other Amount), Maximum [Percent]	1.35%